                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                    Investment Company Act File No. 811-9054
                  --------------------------------------------

                         CREDIT SUISSE OPPORTUNITY FUNDS
              ----------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

               466 Lexington Avenue, New York, New York 10017-3140
              -----------------------------------------------------
               (Address of Principal Executive Offices) (Zip Code)

                                Hal Liebes, Esq.
                         Credit Suisse Opportunity Funds
                              466 Lexington Avenue
                          New York, New York 10017-3140


Registrant's telephone number, including area code:(212) 875-3500

Date of fiscal year end: October 31, 2003

Date of reporting period: November 1, 2002 to October 31, 2003

ITEM 1. REPORTS TO STOCKHOLDERS.

[CREDIT SUISSE ASSET MANAGEMENT LOGO]

CREDIT SUISSE FUNDS

ANNUAL REPORT

OCTOBER 31, 2003


- CREDIT SUISSE
  HIGH INCOME FUND


MORE COMPLETE INFORMATION ABOUT THE FUND, INCLUDING CHARGES AND EXPENSES, IS PROVIDED IN THE PROSPECTUS, WHICH MUST PRECEDE OR ACCOMPANY THIS DOCUMENT AND WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING. YOU MAY OBTAIN ADDITIONAL COPIES BY CALLING 800-927-2874 OR BY WRITING TO CREDIT SUISSE FUNDS, P.O. BOX 55030, BOSTON, MA 02205-5030.

CREDIT SUISSE ASSET MANAGEMENT SECURITIES, INC., DISTRIBUTOR, IS LOCATED AT 466 LEXINGTON AVE., NEW YORK, NY 10017-3140. CREDIT SUISSE FUNDS ARE ADVISED BY CREDIT SUISSE ASSET MANAGEMENT, LLC.

THE FUND'S INVESTMENT ADVISER AND CO-ADMINISTRATORS MAY WAIVE SOME FEES AND/OR REIMBURSE SOME EXPENSES, WITHOUT WHICH PERFORMANCE WOULD BE LOWER. WAIVERS AND/OR REIMBURSEMENTS ARE SUBJECT TO CHANGE.

RETURNS INCLUDE CHANGE IN SHARE PRICE AND REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS. PAST PERFORMANCE CANNOT GUARANTEE FUTURE RESULTS. RETURNS AND SHARE PRICE WILL FLUCTUATE, AND REDEMPTION VALUE MAY BE MORE OR LESS THAN ORIGINAL COST.

THE VIEWS OF THE FUND'S MANAGEMENT ARE AS OF THE DATE OF THE LETTER AND FUND HOLDINGS DESCRIBED IN THIS DOCUMENT ARE AS OF OCTOBER 31, 2003; THESE VIEWS AND FUND HOLDINGS MAY HAVE CHANGED SUBSEQUENT TO THESE DATES. NOTHING IN THIS DOCUMENT IS A RECOMMENDATION TO PURCHASE OR SELL SECURITIES.

FUND SHARES ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF CREDIT SUISSE ASSET MANAGEMENT, LLC ("CSAM") OR ANY AFFILIATE, ARE NOT FDIC-INSURED AND ARE NOT GUARANTEED BY CSAM OR ANY AFFILIATE.

CREDIT SUISSE HIGH INCOME FUND
ANNUAL INVESTMENT ADVISER'S REPORT
October 31, 2003 (Unaudited)

                                                               November 17, 2003

Dear Shareholder:

   For the 12 months ended October 31, 2003, the share classes of Credit Suisse High Income Fund(1) (the "Fund") generated returns as follows: Common shares gained 25.49%, Class A shares (without sales charge) gained 25.44%(2), Class B shares (without sales charge) gained 24.55%(2), and Class C shares (without sales charge) gained 24.54%(2). By contrast, the Citigroup High-Yield Market Index(3) gained 36.84%; the Credit Suisse First Boston High Yield Index, Developed Countries Only(3) gained 31.55%; and the Lipper High Yield Bond Funds Index(3) (which we consider a more accurate gauge of the Fund's competitive universe due to its inclusion only of similar funds) gained 30.28%.

   The fiscal year was a time of great strength for the broad high yield market (to which we refer generically as "high yield"). As measured by leading indices, it generated positive returns in all but one of the period's 12 months (I.E., July) and significantly outperformed most other leading fixed income sectors.

   Several trends helped to fuel demand for high yield securities, in our view:

   - The interest-rate environment was generally favorable, as nominal short-term rates fell by a total of three-quarters of a percentage point to 1.00%, the lowest such level in over 40 years. With the returns available from better-quality debt and money market funds correspondingly low, many investors aggressively sought out higher-yielding instruments. The high yield market was a major beneficiary.

   - Economic conditions improved, particularly in the second half of the fiscal year. This tends to be auspicious for high yield issuers because, presumably, it enhances their ability to generate the revenues and cash flow needed to pay their debt-servicing costs.

   - Investors became more comfortable with relatively risky financial assets than they had been in some time. This was due not only to the interest-rate environment and economic backdrop, but also to a marked drop in the number of high-profile corporate scandals and bankruptcies that had hurt the high yield market so much in 2002.

   - Key gauges of high yield credit quality were increasingly encouraging. Ongoing declines in the high yield default rate and the ratio of high yield ratings downgrades to upgrades, for example, indicated that overall creditworthiness continued to improve.

   Although the Fund generated a healthy double-digit return in absolute terms during the fiscal year, it nonetheless underperformed the broad high yield market (I.E., as represented by the Citigroup High-Yield Market Index). We attribute this to our positioning in certain industry sectors. Essentially, we chose to maintain below-market exposure to several sectors that had absorbed harsh selling in most of 2002, yet rallied well into 2003.

   These sectors notably included utilities, energy trading companies, diversified telecommunications and technology. Our stance in them was based on our ongoing belief that their underlying fundamentals were discouraging, as well as our sense that their valuations, in many cases, had risen to levels that we considered unrealistically high.

   The most positive contributions to the Fund's overall return came from our positioning in several other sectors. Most prominent in this group were wireless telecommunications providers, gaming and leisure.

   - Wireless telecom: we maintained our longstanding above-market exposure as perceptions about the industry's financial condition and operating environment began to brighten.

   - Gaming: our holdings emphasized issuers whose operations were not located in the gambling hubs of Atlantic City and Las Vegas. Securities of such companies tended to outperform their Atlantic City- and Las Vegas-based counterparts. Our above-market allocation to gaming magnified the benefits of our security selection.

   - Leisure: as in the case of gaming, our security selection within the wide-ranging leisure sector proved effective, and had an additionally favorable impact on performance via our above-market allocation.

   Credit Suisse High Yield Management Team

   Richard J. Lindquist
   Misia K. Dudley
   Philip L. Schantz
   Mary Ann Thomas
   John M. Tobin
   John F. Dessauer
   Michael J. Dugan

   HIGH YIELD BONDS ARE LOWER-QUALITY BONDS THAT ARE ALSO KNOWN AS "JUNK BONDS." SUCH BONDS ENTAIL GREATER RISKS THAN THOSE FOUND IN HIGHER-RATED SECURITIES.

   IN ADDITION TO HISTORICAL INFORMATION, THIS REPORT CONTAINS FORWARD-LOOKING STATEMENTS, WHICH MAY CONCERN, AMONG OTHER THINGS, DOMESTIC AND FOREIGN MARKET, INDUSTRY AND ECONOMIC TRENDS AND DEVELOPMENTS AND GOVERNMENT REGULATION AND THEIR POTENTIAL IMPACT ON THE FUND'S INVESTMENT PORTFOLIO. THESE STATEMENTS ARE SUBJECT TO RISKS AND UNCERTAINTIES AND ACTUAL TRENDS, DEVELOPMENTS AND REGULATIONS IN THE FUTURE AND THEIR IMPACT ON THE FUND COULD BE MATERIALLY DIFFERENT FROM THOSE PROJECTED, ANTICIPATED OR IMPLIED. THE FUND HAS NO OBLIGATION TO UPDATE OR REVISE FORWARD-LOOKING STATEMENTS.

[CHART]

 COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN THE CREDIT SUISSE HIGH INCOME FUND(1) COMMON CLASS SHARES, CITIGROUP HIGH-YIELD MARKET INDEX(3), CREDIT SUISSE FIRST BOSTON HIGH YIELD INDEX, DEVELOPED COUNTRIES ONLY(3) AND THE LIPPER
           HIGH YIELD BOND FUNDS INDEX(3) FROM INCEPTION (08/01/00).

              CREDIT SUISSE HIGH INCOME    CITIGROUP HIGH-YIELD    CREDIT SUISSE FIRST BOSTON HIGH YIELD    LIPPER HIGH YIELD BOND
              FUND(1) COMMON CLASS         MARKET INDEX(3)         INDEX, DEVELOPED COUNTRIES ONLY(3)       FUNDS INDEX(3)
  8/1/2000            $ 10,000                    $ 10,000                        $ 10,000                         $ 10,000
 8/31/2000            $ 10,079                    $ 10,074                        $ 10,059                         $ 10,052
 9/30/2000            $  9,948                    $  9,966                        $  9,965                         $  9,904
10/31/2000            $  9,713                    $  9,671                        $  9,659                         $  9,566
11/30/2000            $  9,335                    $  9,276                        $  9,248                         $  9,032
12/31/2000            $  9,542                    $  9,465                        $  9,438                         $  9,188
 1/31/2001            $ 10,214                    $ 10,103                        $ 10,025                         $  9,797
 2/28/2001            $ 10,406                    $ 10,223                        $ 10,136                         $  9,829
 3/31/2001            $ 10,158                    $ 10,037                        $  9,938                         $  9,502
 4/30/2001            $ 10,173                    $  9,890                        $  9,841                         $  9,378
 5/31/2001            $ 10,296                    $ 10,048                        $ 10,022                         $  9,477
 6/30/2001            $  9,999                    $  9,772                        $  9,847                         $  9,198
 7/31/2001            $ 10,134                    $  9,956                        $  9,983                         $  9,252
 8/31/2001            $ 10,244                    $ 10,092                        $ 10,116                         $  9,293
 9/30/2001            $  9,443                    $  9,365                        $  9,459                         $  8,637
10/31/2001            $  9,798                    $  9,677                        $  9,701                         $  8,835
11/30/2001            $ 10,128                    $ 10,044                        $ 10,026                         $  9,115
12/31/2001            $ 10,136                    $  9,980                        $ 10,028                         $  9,091
 1/31/2002            $ 10,169                    $ 10,023                        $ 10,119                         $  9,112
 2/28/2002            $ 10,118                    $  9,914                        $ 10,035                         $  8,951
 3/31/2002            $ 10,364                    $ 10,177                        $ 10,274                         $  9,129
 4/30/2002            $ 10,469                    $ 10,344                        $ 10,437                         $  9,224
 5/31/2002            $ 10,445                    $ 10,216                        $ 10,398                         $  9,131
 6/30/2002            $ 10,046                    $  9,316                        $ 10,042                         $  8,617
 7/31/2002            $  9,784                    $  8,895                        $  9,755                         $  8,335
 8/31/2002            $  9,854                    $  9,233                        $  9,880                         $  8,478
 9/30/2002            $  9,779                    $  9,052                        $  9,748                         $  8,360
10/31/2002            $  9,739                    $  9,021                        $  9,685                         $  8,308
11/30/2002            $ 10,208                    $  9,709                        $ 10,212                         $  8,786
12/31/2002            $ 10,317                    $  9,827                        $ 10,332                         $  8,872
 1/31/2003            $ 10,500                    $ 10,192                        $ 10,623                         $  9,068
 2/28/2003            $ 10,653                    $ 10,329                        $ 10,780                         $  9,190
 3/31/2003            $ 10,915                    $ 10,677                        $ 11,057                         $  9,419
 4/30/2003            $ 11,343                    $ 11,340                        $ 11,621                         $  9,881
 5/31/2003            $ 11,399                    $ 11,415                        $ 11,777                         $  9,999
 6/30/2003            $ 11,698                    $ 11,770                        $ 12,115                         $ 10,268
 7/31/2003            $ 11,597                    $ 11,596                        $ 12,013                         $ 10,189
 8/31/2003            $ 11,724                    $ 11,715                        $ 12,147                         $ 10,326
 9/30/2003            $ 12,008                    $ 12,058                        $ 12,483                         $ 10,577
10/31/2003            $ 12,222                    $ 12,339                        $ 12,741                         $ 10,823

[CHART]

 COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN THE CREDIT SUISSE HIGH INCOME FUND(1) CLASS A SHARES AND CLASS B SHARES, CITIGROUP HIGH-YIELD MARKET
   INDEX(3), CREDIT SUISSE FIRST BOSTON HIGH YIELD INDEX, DEVELOPED COUNTRIES ONLY(3) AND THE LIPPER HIGH YIELD BOND FUNDS INDEX(3) FROM INCEPTION (03/08/99).

                                       CREDIT SUISSE HIGH INCOME                        CREDIT SUISSE
            CREDIT SUISSE HIGH INCOME  FUND(1) CLASS B (WITH                            FIRST BOSTON HIGH
            FUND(1) CLASS A (WITH      MAXIMUM CONTINGENT         CITIGROUP HIGH-YIELD  YIELD INDEX, DEVELOPED  LIPPER HIGH YIELD
            MAXIMUM SALES CHARGE)      DEFERRED SALES CHARGE)     MARKET INDEX(3)       COUNTRIES ONLY(3)       BOND FUNDS INDEX(3)
    3/8/99          $  9,525                   $ 10,000                  $ 10,000              $ 10,000               $ 10,000
   3/31/99          $  9,753                   $ 10,233                  $ 10,085              $ 10,068               $ 10,176
   4/30/99          $  9,954                   $ 10,432                  $ 10,296              $ 10,262               $ 10,440
   5/31/99          $  9,805                   $ 10,268                  $ 10,134              $ 10,160               $ 10,241
   6/30/99          $  9,797                   $ 10,253                  $ 10,112              $ 10,145               $ 10,242
   7/31/99          $  9,829                   $ 10,280                  $ 10,134              $ 10,156               $ 10,245
   8/31/99          $  9,744                   $ 10,185                  $ 10,013              $ 10,058               $ 10,142
   9/30/99          $  9,738                   $ 10,172                  $  9,937              $  9,968               $ 10,063
  10/31/99          $  9,733                   $ 10,160                  $  9,870              $  9,899               $ 10,034
  11/30/99          $  9,923                   $ 10,363                  $ 10,025              $ 10,020               $ 10,210
  12/31/99          $ 10,019                   $ 10,457                  $ 10,109              $ 10,136               $ 10,333
 1/31/2000          $  9,972                   $ 10,391                  $ 10,025              $ 10,074               $ 10,282
 2/29/2000          $ 10,004                   $ 10,417                  $ 10,049              $ 10,112               $ 10,355
 3/31/2000          $  9,821                   $ 10,221                  $  9,845              $  9,929               $ 10,176
 4/30/2000          $  9,919                   $ 10,317                  $  9,885              $  9,927               $ 10,131
 5/31/2000          $  9,861                   $ 10,250                  $  9,747              $  9,788               $  9,951
 6/30/2000          $  9,961                   $ 10,347                  $  9,966              $  9,996               $ 10,135
 7/31/2000          $ 10,021                   $ 10,403                  $ 10,075              $ 10,075               $ 10,153
 8/31/2000          $ 10,091                   $ 10,470                  $ 10,150              $ 10,134               $ 10,206
 9/30/2000          $  9,971                   $ 10,338                  $ 10,041              $ 10,040               $ 10,056
10/31/2000          $  9,727                   $ 10,078                  $  9,744              $  9,731               $  9,712
11/30/2000          $  9,348                   $  9,680                  $  9,345              $  9,317               $  9,170
12/31/2000          $  9,555                   $  9,888                  $  9,536              $  9,508               $  9,329
 1/31/2001          $ 10,229                   $ 10,578                  $ 10,178              $ 10,100               $  9,947
 2/28/2001          $ 10,421                   $ 10,771                  $ 10,300              $ 10,212               $  9,979
 3/31/2001          $ 10,184                   $ 10,507                  $ 10,113              $ 10,013               $  9,648
 4/30/2001          $ 10,187                   $ 10,517                  $  9,964              $  9,914               $  9,521
 5/31/2001          $ 10,335                   $ 10,638                  $ 10,124              $ 10,097               $  9,623
 6/30/2001          $ 10,037                   $ 10,336                  $  9,845              $  9,920               $  9,339
 7/31/2001          $ 10,173                   $ 10,457                  $ 10,031              $ 10,058               $  9,394
 8/31/2001          $ 10,283                   $ 10,576                  $ 10,168              $ 10,192               $  9,436
 9/30/2001          $  9,481                   $  9,732                  $  9,436              $  9,529               $  8,769
10/31/2001          $  9,837                   $ 10,092                  $  9,749              $  9,773               $  8,970
11/30/2001          $ 10,167                   $ 10,425                  $ 10,120              $ 10,101               $  9,255
12/31/2001          $ 10,176                   $ 10,427                  $ 10,055              $ 10,103               $  9,230
 1/31/2002          $ 10,209                   $ 10,454                  $ 10,098              $ 10,194               $  9,252
 2/28/2002          $ 10,158                   $ 10,396                  $  9,988              $ 10,110               $  9,088
 3/31/2002          $ 10,404                   $ 10,642                  $ 10,254              $ 10,351               $  9,268
 4/30/2002          $ 10,509                   $ 10,743                  $ 10,422              $ 10,515               $  9,365
 5/31/2002          $ 10,473                   $ 10,698                  $ 10,292              $ 10,476               $  9,271
 6/30/2002          $ 10,086                   $ 10,295                  $  9,386              $ 10,117               $  8,749
 7/31/2002          $  9,811                   $ 10,021                  $  8,962              $  9,828               $  8,462
 8/31/2002          $  9,882                   $ 10,086                  $  9,303              $  9,954               $  8,608
 9/30/2002          $  9,819                   $ 10,003                  $  9,120              $  9,821               $  8,488
10/31/2002          $  9,781                   $  9,955                  $  9,089              $  9,758               $  8,435
11/30/2002          $ 10,251                   $ 10,427                  $  9,782              $ 10,288               $  8,921
12/31/2002          $ 10,347                   $ 10,518                  $  9,901              $ 10,409               $  9,008
 1/31/2003          $ 10,544                   $ 10,712                  $ 10,269              $ 10,702               $  9,207
 2/28/2003          $ 10,697                   $ 10,861                  $ 10,406              $ 10,860               $  9,330
 3/31/2003          $ 10,959                   $ 11,107                  $ 10,757              $ 11,140               $  9,563
 4/30/2003          $ 11,388                   $ 11,551                  $ 11,425              $ 11,708               $ 10,033
 5/31/2003          $ 11,444                   $ 11,600                  $ 11,501              $ 11,865               $ 10,152
 6/30/2003          $ 11,745                   $ 11,898                  $ 11,859              $ 12,206               $ 10,425
 7/31/2003          $ 11,643                   $ 11,787                  $ 11,683              $ 12,103               $ 10,345
 8/31/2003          $ 11,770                   $ 11,908                  $ 11,803              $ 12,238               $ 10,484
 9/30/2003          $ 12,041                   $ 12,175                  $ 12,149              $ 12,576               $ 10,739
10/31/2003          $ 12,270                   $ 12,399                  $ 12,431              $ 12,836               $ 10,989

[CHART]

 COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN THE CREDIT SUISSE HIGH
  INCOME FUND(1) CLASS C SHARES, CITIGROUP HIGH-YIELD MARKET INDEX(3), CREDIT SUISSE FIRST BOSTON HIGH YIELD INDEX, DEVELOPED COUNTRIES ONLY(3) AND THE LIPPER
           HIGH YIELD BOND FUNDS INDEX(3) FROM INCEPTION (02/28/00).

            CREDIT SUISSE HIGH INCOME                             CREDIT SUISSE FIRST
            FUND(1) CLASS C                                       BOSTON HIGH YIELD
            (WITH MAXIMUM CONTINGENT   CITIGROUP HIGH-YIELD       INDEX, DEVELOPED      LIPPER HIGH YIELD BOND
            DEFERRED SALES CHARGE)     MARKET INDEX(3)            COUNTRIES ONLY(3)     FUNDS INDEX(3)
 2/28/2000           $ 10,000                $ 10,000                   $ 10,000              $ 10,000
 2/29/2000           $ 10,005                $ 10,000                   $ 10,000              $ 10,000
 3/31/2000           $  9,817                $  9,797                   $  9,819              $  9,827
 4/30/2000           $  9,909                $  9,836                   $  9,817              $  9,784
 5/31/2000           $  9,844                $  9,699                   $  9,680              $  9,610
 6/30/2000           $  9,937                $  9,918                   $  9,885              $  9,787
 7/31/2000           $  9,990                $ 10,026                   $  9,963              $  9,805
 8/31/2000           $ 10,053                $ 10,100                   $ 10,022              $  9,856
 9/30/2000           $  9,916                $  9,992                   $  9,928              $  9,711
10/31/2000           $  9,667                $  9,696                   $  9,623              $  9,379
11/30/2000           $  9,296                $  9,300                   $  9,214              $  8,856
12/31/2000           $  9,484                $  9,489                   $  9,403              $  9,009
 1/31/2001           $ 10,146                $ 10,129                   $  9,987              $  9,606
 2/28/2001           $ 10,331                $ 10,250                   $ 10,098              $  9,637
 3/31/2001           $ 10,090                $ 10,063                   $  9,901              $  9,317
 4/30/2001           $ 10,087                $  9,915                   $  9,804              $  9,195
 5/31/2001           $ 10,203                $ 10,074                   $  9,985              $  9,293
 6/30/2001           $  9,914                $  9,797                   $  9,810              $  9,019
 7/31/2001           $ 10,042                $  9,982                   $  9,946              $  9,072
 8/31/2001           $ 10,144                $ 10,118                   $ 10,079              $  9,112
 9/30/2001           $  9,347                $  9,390                   $  9,424              $  8,469
10/31/2001           $  9,680                $  9,702                   $  9,665              $  8,662
11/30/2001           $ 10,012                $ 10,070                   $  9,989              $  8,937
12/31/2001           $ 10,014                $ 10,006                   $  9,991              $  8,913
 1/31/2002           $ 10,040                $ 10,048                   $ 10,081              $  8,935
 2/28/2002           $  9,984                $  9,939                   $  9,998              $  8,777
 3/31/2002           $ 10,220                $ 10,204                   $ 10,236              $  8,951
 4/30/2002           $ 10,317                $ 10,371                   $ 10,398              $  9,044
 5/31/2002           $ 10,275                $ 10,242                   $ 10,359              $  8,953
 6/30/2002           $  9,888                $  9,340                   $ 10,005              $  8,449
 7/31/2002           $  9,612                $  8,918                   $  9,718              $  8,172
 8/31/2002           $  9,688                $  9,257                   $  9,843              $  8,313
 9/30/2002           $  9,607                $  9,075                   $  9,712              $  8,197
10/31/2002           $  9,561                $  9,044                   $  9,649              $  8,146
11/30/2002           $ 10,015                $  9,734                   $ 10,174              $  8,615
12/31/2002           $ 10,101                $  9,853                   $ 10,293              $  8,699
 1/31/2003           $ 10,288                $ 10,219                   $ 10,583              $  8,891
 2/28/2003           $ 10,431                $ 10,356                   $ 10,740              $  9,010
 3/31/2003           $ 10,668                $ 10,704                   $ 11,016              $  9,235
 4/30/2003           $ 11,094                $ 11,369                   $ 11,578              $  9,689
 5/31/2003           $ 11,141                $ 11,445                   $ 11,733              $  9,804
 6/30/2003           $ 11,426                $ 11,801                   $ 12,070              $ 10,068
 7/31/2003           $ 11,320                $ 11,626                   $ 11,968              $  9,990
 8/31/2003           $ 11,437                $ 11,746                   $ 12,102              $ 10,125
 9/30/2003           $ 11,692                $ 12,089                   $ 12,436              $ 10,370
10/31/2003           $ 11,908                $ 12,370                   $ 12,694              $ 10,612

Past performance is not predictive of future performance. Investment return and principal value of an investment will fluctuate so that an investor's shares upon redemption may be worth more or less than their original cost. The performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

               AVERAGE ANNUAL RETURNS AS OF SEPTEMBER 30, 2003(1)

                                                                        SINCE
                                         1 YEAR       3 YEARS         INCEPTION
                                         ------       -------         ---------
Common Class                             22.79%        6.47%            5.95%
Class A Without Sales Charge             22.62%        6.49%            5.27%
Class A With Maximum
    Sales Charge                         16.85%        4.77%            4.15%
Class B Without CDSC                     21.71%        5.60%            4.40%
Class B With CDSC                        17.71%        5.06%            4.40%
Class C Without CDSC                     21.70%        5.65%            4.45%
Class C With CDSC                        20.70%        5.65%            4.45%

                AVERAGE ANNUAL RETURNS AS OF OCTOBER 31, 2003(1)

                                                                        SINCE
                                         1 YEAR        3 YEARS        INCEPTION
                                         ------        -------        ---------
Common Class                             25.49%         7.96%           6.36%
Class A Without Sales Charge             25.44%         8.05%           5.60%
Class A With Maximum
    Sales Charge                         19.47%         6.29%           4.50%
Class B Without CDSC                     24.55%         7.15%           4.73%
Class B With CDSC                        20.55%         6.60%           4.73%
Class C Without CDSC                     24.54%         7.20%           4.87%
Class C With CDSC                        23.54%         7.20%           4.87%

----------
(1) Fee waivers and/or expense reimbursements reduced expenses for the Fund, without which performance would be lower. Waivers and/or reimbursements may be discontinued at any time.
(2) Total return for Class A Shares for the reporting period, based on offering price (with maximum sales charge of 4.75%), was 19.47%. Total return for Class B shares for the reporting period, based on redemption value (including maximum contingent deferred sales charge of 4%), was 20.55%. Total return for Class C shares for the reporting period, based on redemption value (including maximum contingent deferred sales charge of 1%), was 23.54%.
(3) The Fund changed its benchmark from the Credit Suisse First Boston High Yield Index, Developed Countries Only to the Citigroup High-Yield Market Index, effective 12/20/02, because the construction methodology and the sector codes used in the Citigroup High-Yield Market Index more closely resemble those of the Fund's portfolio. In addition to the Citigroup High-Yield Market Index, the Fund may compare its performance to the Lipper High Yield Bond Funds Index. The Citigroup High-Yield Market Index is a broad-based, unmanaged index of high yield securities that is compiled by Citigroup Global Markets Inc. Its name was changed from the Salomon Smith Barney High-Yield Market Index effective 4/7/03. The Credit Suisse First Boston High Yield Index, Developed Countries Only is an unmanaged index (with no defined investment objective) of domestic high yield bonds and is compiled by Credit Suisse First Boston, an affiliate of the Fund's adviser. Its name was changed from the Credit Suisse First Boston Domestic + High Yield Index effective 5/31/01. The Lipper High Yield Bond Funds Index is an equal-weighted performance index, adjusted for capital-gain distributions and income dividends, of the largest qualifying Funds classified by Lipper Inc. as investing primarily in high yield debt securities. It is compiled by Lipper Inc. Investors cannot invest directly in an index.

CREDIT SUISSE HIGH INCOME FUND
SCHEDULE OF INVESTMENTS
October 31, 2003

   PAR                                                               RATINGS+
  (000)                                                            (S&P/MOODY'S)   MATURITY   RATE%        VALUE
  -----                                                            -------------   --------   -----        -----
CORPORATE BONDS (94.4%)
AEROSPACE (1.0%)
$      750      BE Aerospace, Inc., Series B, Senior Subordinated
                 Notes (Callable 3/01/04 @ $102.00)                 (B- , Caa3)    03/01/08    8.000   $     686,250
       620      Sequa Corp., Senior Notes                           (BB- , Ba3)    08/01/09    9.000         685,100
       270      Sequa Corp., Series B, Senior Notes                 (BB , Ba3)     04/01/08    8.875         295,988
       750      Titan Corp., Rule 144A, Senior Subordinated
                 Notes (Callable 5/15/07 @ $104.00)++                (B , B2)      05/15/11    8.000         866,250
       250      TransDigm, Inc., Rule 144A,
                 Company Guaranteed, Senior Subordinated
                 Notes (Callable 7/15/06 @ $106.28)++                (B- , B3)     07/15/11    8.375         266,875
                                                                                                       -------------
                                                                                                           2,800,463
                                                                                                       -------------

AIRLINES (0.0%)
       100      American Airlines, Inc., Series 01-2,
                 Pass Thru Certificates                              (BB , B1)     10/01/06    7.800          82,145
                                                                                                       -------------
AUTOMOBILE MANUFACTURING/VEHICLE PARTS (3.1%)
       356      American Axle & Manufacturing, Inc., Company
                 Guaranteed Notes (Callable 3/01/04 @ $104.88)      (BB- , Ba2)    03/01/09    9.750         381,810
       750      Asbury Automotive Group, Inc., Global Company
                 Guaranteed Notes (Callable 6/15/07 @ $104.50)       (B , B3)      06/15/12    9.000         783,750
       990      Collins & Aikman Products Co., Company
                 Guaranteed Notes (Callable 4/15/04 @ $100.00)~      (B , B2)      04/15/06   11.500         727,650
       100      Collins & Aikman Products Co., Global Company
                 Guaranteed Notes (Callable 12/31/06 @ $105.38)      (B- , B2)     12/31/11   10.750          84,500
       400      Cummins, Inc., Rule 144A, Senior Notes
                 (Callable 12/01/06 @ $104.75)++                    (BB+ , Ba2)    12/01/10    9.500         462,000
       450      Delco Remy International, Inc., Company
                 Guaranteed, Senior Subordinated Notes
                 (Callable 8/01/04 @ $100.00)                       (CCC+ , B3)    08/01/06   10.625         429,750
       500      Group 1 Automotive, Inc., Rule 144A, Senior
                 Subordinated Notes (Callable 8/15/08 @ $104.13)++   (B+ , B1)     08/15/13    8.250         545,000
       200      Holley Performance Products, Inc., Series B,
                 Company Guaranteed Notes
                 (Callable 9/15/04 @ $104.083)                     (CCC- , Caa3)   09/15/07   12.250          91,000
       620      Metaldyne Corp., Global Company Guaranteed
                 Notes (Callable 6/15/07 @ $105.50)                 (B , Caa1)     06/15/12   11.000         523,900
       250      Metaldyne Corp., Rule 144A, Senior Notes
                 (Callable 11/01/08 @ $105.00)++                     (B , B3)      11/01/13   10.000         245,000
       350      Motor Coach Industries International, Inc.,
                 Company Guaranteed, Senior Subordinated
                 Notes (Callable 5/01/04 @ $105.62)                 (CCC+ , Ca)    05/01/09   11.250          99,750
       850      Rent-Way, Inc., Rule 144A, Senior Secured Notes++    (B- , B3)     06/15/10   11.875         914,812
       100      Roller Bearing Company of America, Inc.,
                 Series B, Company Guaranteed Notes
                 (Callable 6/15/04 @ $101.60)                        (B- , B3)     06/15/07    9.625          93,500

                 See Accompanying Notes to Financial Statements.

   PAR                                                               RATINGS+
  (000)                                                            (S&P/MOODY'S)   MATURITY   RATE%        VALUE
  -----                                                            -------------   --------   -----        -----
CORPORATE BONDS
AUTOMOBILE MANUFACTURING/VEHICLE PARTS
$      500      Sonic Automotive, Inc., Rule 144A, Senior
                 Subordinated Notes
                 (Callable 8/15/08 @ $104.31)++                     (B+ , B2)      08/15/13    8.625   $     531,250
       500      Stanadyne Automotive Corp., Series B, Company
                 Guaranteed, Senior Subordinated Notes
                 (Callable 12/15/03 @ $103.42)                      (B , Caa1)     12/15/07   10.250         461,250
       900      Tenneco Automotive, Inc., Series B,
                 Global Secured Notes
                 (Callable 7/15/08 @ $105.13)                       (CCC+ , B2)    07/15/13   10.250         999,000
       800      TRW Automotive, Rule 144A,
                 Senior Subordinated Notes
                 (Callable 2/15/08 @ $105.50)++,~                    (B+ , B2)     02/15/13   11.000         948,000
                                                                                                       -------------
                                                                                                           8,321,922
                                                                                                       -------------
BANKING (0.2%)
       480      Sovereign Bancorp, Inc., Senior Notes              (BBB- , Ba1)    11/15/06   10.500         570,123
                                                                                                       -------------
BEVERAGES (0.4%)
       175      Cott Beverages USA, Inc., Global Company
                 Guaranteed, Senior Subordinated Notes
                 (Callable 12/15/06 @ $104.00)                       (B+ , B2)     12/15/11    8.000         189,875
       750      Le-Natures, Inc., Rule 144A, Senior Subordinated
                 Notes (Callable 6/15/08 @ $104.50)++                (B- , B3)     06/15/13    9.000         783,750
                                                                                                       -------------
                                                                                                             973,625
                                                                                                       -------------
BROADBAND (1.8%)
       500      Call-Net Enterprises, Inc., Yankee Company
                 Guaranteed Notes (Callable 1/01/06 @ $105.31)      (B , Caa3)     12/31/08   10.625         480,000
     1,200      Level 3 Communications, Corp., Global Company
                 Guaranteed Notes (Callable 7/15/08 @ $103.06)~     (BB- , Ba3)    07/15/13    6.125       1,194,000
     1,000      Level 3 Communications, Corp., Senior Discount
                 Notes (Callable 12/01/03 @ $105.25)|               (CC , Caa2)    12/01/08   10.500         925,000
       555      Level 3 Communications, Corp., Senior Notes
                 (Callable 5/01/04 @ $103.04)~                      (CC , Caa2)    05/01/08    9.125         506,438
       750      Level 3 Financing, Inc., Rule 144A, Senior Notes
                 (Callable 10/15/07 @ $105.38)++,~                 (CCC- , Caa2)   10/15/11   10.750         783,750
     1,000      Lin Television Corp., Rule 144A, Senior
                 Subordinated Notes
                 (Callable 5/15/08 @ $103.25)++,~                    (B , B2)      05/15/13    6.500         977,500
                                                                                                       -------------
                                                                                                           4,866,688
                                                                                                       -------------
BROADCAST/OUTDOOR (2.3%)
     1,000      Advanstar Communications, Inc., Rule 144A,
                 Secured Notes (Callable 2/15/08 @ $105.38)++        (B- , B3)     08/15/10   10.750       1,067,500
       550      Allbritton Communications Co., Global Senior
                 Subordinated Notes
                 (Callable 12/15/07 @ $103.88)                       (B- , B3)     12/15/12    7.750         563,750

                 See Accompanying Notes to Financial Statements.

   PAR                                                               RATINGS+
  (000)                                                            (S&P/MOODY'S)   MATURITY   RATE%        VALUE
  -----                                                            -------------   --------   -----        -----
CORPORATE BONDS
BROADCAST/OUTDOOR
$      449      Corus Entertainment, Inc., Global Senior
                 Subordinated Notes
                 (Callable 3/01/07 @ $104.38)                        (B+ , B1)     03/01/12    8.750   $     496,706
       324      Emmis Communications Corp.,
                 Senior Discount Notes
                 (Callable 3/15/07 @ $104.17)|                       (B- , B3)     03/15/11   12.500         298,890
       125      Emmis Communications Corp., Series B,
                 Company Guaranteed Notes
                 (Callable 3/15/04 @ $104.06)                        (B- , B2)     03/15/09    8.125         131,406
       250      Entravision Communications Corp.,
                 Global Company Guaranteed, Senior
                 Subordinated Notes (Callable 3/15/06 @ $104.06)     (B- , B3)     03/15/09    8.125         265,625
       500      Interep National Radio Sales, Inc., Series B,
                 Company Guaranteed Notes
                 (Callable 7/01/04 @ $103.33)                      (CCC- , Caa2)   07/01/08   10.000         444,375
        75      Lamar Media Corp., Company Guaranteed,
                 Senior Subordinated Notes
                 (Callable 09/15/04 @ $101.438)                      (B , Ba3)     09/15/07    8.625          77,625
       850      Nexstar Finance Holdings LLC.,
                 Global Senior Discount Notes
                 (Callable 4/01/08 @ $105.69)|                      (B- , Caa1)    04/01/13   11.375         609,875
       650      Paxson Communications Corp., Global Company
                 Guaranteed, Senior Subordinated Notes
                 (Callable 1/15/06 @ $106.12)|                     (CCC+ , Caa1)   01/15/09   12.250         549,250
       250      RH Donnelley Finance Corp., Rule 144A,
                 Senior Notes
                 (Callable 12/15/06 @ $104.44)++                     (B+ , B1)     12/15/10    8.875         281,562
       150      Salem Communications Holding Corp.,
                 Series B, Global Company Guaranteed Notes
                 (Callable 7/01/06 @ $104.50)                        (B- , B3)     07/01/11    9.000         162,188
       100      Sinclair Broadcast Group, Inc., Global Company
                 Guaranteed, Senior Subordinated Notes
                 (Callable 12/15/06 @ $104.38)                       (B , B2)      12/15/11    8.750         110,000
       500      Spanish Broadcasting System, Inc.,
                 Global Company Guaranteed Notes
                 (Callable 11/01/04 @ $104.81)                     (CCC+ , Caa1)   11/01/09    9.625         521,250
       500      Susquehanna Media Co., Rule 144A,
                 Global Senior Subordinated Notes
                 (Callable 4/15/08 @ $103.69)++                      (B , B1)      04/15/13    7.375         518,750
        70      Young Broadcasting, Inc., Series B, Company
                 Guaranteed Notes
                 (Callable 6/15/04 @ $101.46)                      (CCC+ , Caa1)   06/15/07    8.750          70,875
                                                                                                       -------------
                                                                                                           6,169,627
                                                                                                       -------------

                 See Accompanying Notes to Financial Statements.

   PAR                                                               RATINGS+
  (000)                                                            (S&P/MOODY'S)   MATURITY   RATE%        VALUE
  -----                                                            -------------   --------   -----        -----
CORPORATE BONDS
BUILDING PRODUCTS (1.7%)
$      150      Airxcel, Inc., Series B, Senior Subordinated
                 Notes (Callable 11/15/03 @ $103.67)               (CCC+ , Caa1)   11/15/07   11.000   $     128,625
       250      Associated Materials, Inc., Global Company
                 Guaranteed Notes (Callable 4/15/07 @ $104.88)       (B- , B3)     04/15/12    9.750         271,563
       282      Atrium Companies, Inc., Series B, Company
                 Guaranteed, Senior Subordinated Notes
                 (Callable 5/01/04 @ $105.25)                        (B- , B3)     05/01/09   10.500         301,035
       190      Building Materials Corporation of America,
                 Series B, Company Guaranteed Notes                  (B+ , B2)     12/01/08    8.000         186,200
     1,566      Building Materials Corporation of America,
                 Series B, Senior Notes                              (B , B2)      07/15/05    7.750       1,605,150
       500      Building Materials Corporation of America,
                 Unsecured Senior Notes                              (B , B2)      10/15/07    8.000         495,000
       640      Dayton Superior Corp., Company
                 Guaranteed Notes (Callable 6/15/07 @ $102.17)~     (B- , Caa2)    06/15/09   13.000         569,600
       400      Dayton Superior Corp., Rule144A, Secured Notes
                 (Callable 6/15/06 @ $105.62)++                      (B+ , B3)     09/15/08   10.750         419,000
       177      Interface, Inc., Global Senior Notes                  (B , B2)     02/01/10   10.375         188,505
       430      Nortek Holdings, Inc., Series B, Global Senior
                 Subordinated Notes
                 (Callable 6/15/06 @ $104.94)                        (B- , B3)     06/15/11    9.875         465,475
                                                                                                       -------------
                                                                                                           4,630,153
                                                                                                       -------------
CABLE (4.2%)
       500      Adelphia Communications Corp., Series B,
                 Senior Notes#                                       (NR , NR)     02/15/04    9.500         407,500
       260      Adelphia Communications Corp., Series B,
                 Senior Notes#                                       (NR , NR)     07/15/04   10.500         214,500
       150      Century Communications Corp., Senior Notes#          (NR , NR)     10/01/07    8.750         121,500
     1,300      Charter Communications Holdings LLC,
                 Senior Notes (Callable 4/01/04 @ $104.31)~         (CCC- , Ca)    04/01/09    8.625       1,049,750
       500      Comcast UK Cable Partners, Ltd.,
                 Yankee Debentures
                 (Callable 11/15/03 @ $100.00)                       (C , Caa2)    11/15/07    1.000         502,500
       400      CSC Holdings, Inc., Debentures                      (BB- , B1)     07/15/18    7.625         396,000
       275      CSC Holdings, Inc., Senior Notes                    (BB- , B1)     12/15/07    7.875         282,562
     1,150      CSC Holdings, Inc., Senior Subordinated
                 Debentures (Callable 2/15/04 @ $103.60)~            (B+ , B2)     02/15/13    9.875       1,210,375
       200      CSC Holdings, Inc., Series B, Debentures            (BB- , B1)     08/15/09    8.125         209,000
       200      CSC Holdings, Inc., Series B, Senior Notes          (BB- , B1)     07/15/09    8.125         209,000
       390      CSC Holdings, Inc., Series B, Senior Notes          (BB- , B1)     04/01/11    7.625         399,750

                 See Accompanying Notes to Financial Statements.

   PAR                                                               RATINGS+
  (000)                                                            (S&P/MOODY'S)   MATURITY   RATE%        VALUE
  -----                                                            -------------   --------   -----        -----
CORPORATE BONDS
CABLE
$      700      Directv Holdings LLC, Rule 144A, Global Senior
                 Notes (Callable 3/15/08 @ $104.19)++                 (B , B1)     03/15/13    8.375   $     791,000
     1,230      Insight Communications Company, Inc., Senior
                 Discount Notes (Callable 2/15/06 @ $106.13)|       (B- , Caa2)    02/15/11   12.250         867,150
        20      Insight Midwest Insight Capital, Global Senior
                 Notes (Callable 11/01/05 @ $105.25)                (B+ , B2)      11/01/10   10.500          21,000
     1,110      Insight Midwest Insight Capital, Senior Notes
                 (Callable 10/01/04 @ $104.88)~                     (B+ , B2)      10/01/09    9.750       1,137,750
       350      James Cable Partners LP, Series B, Senior Notes#    (NR , Ca)      08/15/04   10.750         199,500
     1,250      Mediacom LLC Capital Corp., Senior Notes
                 (Callable 2/15/06 @ $103.94)                       (B+ , B2)      02/15/11    7.875       1,112,500
       200      Mediacom LLC Capital Corp., Series B,
                 Senior Notes (Callable 4/15/04 @ $102.83)~         (B+ , B2)      04/15/08    8.500         191,000
       320      Northland Cable Television, Inc.,
                 Company Guaranteed, Senior Subordinated
                 Notes (Callable 11/15/03 @ $103.42)                (CC , Caa3)    11/15/07   10.250         320,000
       650      Olympus Communications LP, Series B,
                 Senior Notes (Callable 11/15/03 @ $101.77)#         (NR , NR)     11/15/06   10.625         672,750
       697      Renaissance Media Group LLC, Company
                 Guaranteed, Senior Subordinated Notes
                 (Callable 4/15/04 @ $103.33)                       (CCC+ , B3)    04/15/08   10.000         716,168
       250      Rogers Cable, Inc., Global Secured Notes            (BBB- , Ba2)   06/15/13    6.250         251,250
       150      Rogers Cablesystems Ltd., Series B,
                 Yankee Senior Notes                                (BBB- , Ba2)   03/15/05   10.000         162,000
                                                                                                       -------------
                                                                                                          11,444,505
                                                                                                       -------------
CAPITAL GOODS (0.8%)
     1,000      Case New Holland, Inc., Rule 144A,
                 Senior Notes (Callable 8/01/07 @ 104.62)++         (BB- , Ba3)    08/01/11    9.250       1,115,000
       250      International Wire Group, Inc., Senior
                 Subordinated Notes~                               (CCC- , Caa1)   06/01/05   11.750         138,750
       600      SPX Corp., Senior Notes                             (BB+ , Ba3)    06/15/11    6.250         604,500
       200      SPX Corp., Senior Notes
                 (Callable 1/01/08 @ $103.75)                       (BB+ , Ba3)    01/01/13    7.500         214,500
                                                                                                       -------------
                                                                                                           2,072,750
                                                                                                       -------------
CHEMICALS (3.4%)
       100      Airgas, Inc., Global Company Guaranteed, Senior
                 Subordinated Notes
                 (Callable 10/01/06 @ $104.56)                      (B+ , Ba2)     10/01/11    9.125         112,250
       805      Applied Extrusion Technologies, Inc., Series B,
                 Company Guaranteed Notes
                 (Callable 7/01/06 @ $105.38)                       (B- , Caa1)    07/01/11   10.750         623,875
       640      Avecia Group PLC, Global Company Guaranteed
                 Notes (Callable 7/01/04 @ $105.50)                (CCC+ , Caa1)   07/01/09   11.000         598,400
       200      Equistar Chemicals Funding, Global Company
                 Guaranteed Notes                                   (BB- , B1)     09/01/08   10.125         211,000

                 See Accompanying Notes to Financial Statements.

   PAR                                                               RATINGS+
  (000)                                                            (S&P/MOODY'S)   MATURITY   RATE%        VALUE
  -----                                                            -------------   --------   -----        -----
CORPORATE BONDS
CHEMICALS
$      400      Equistar Chemicals Funding, Rule 144A, Senior
                 Notes (Callable 5/01/07 @ $105.31)++,~              (BB- , B1)    05/01/11   10.625   $     420,000
        50      Equistar Chemicals Funding, Senior Notes             (BB- , B1)    02/15/09    8.750          50,000
       350      FMC Corp., Global Senior Secured Notes
                 (Callable 11/01/06 @ $105.13)                       (BB+ , Ba2)   11/01/09   10.250         411,250
       500      HMP Equity Holdings Corp., Bond Units
                 (Callable 11/15/04 @ $64.79)                       (CCC+ , NR)    05/15/08    0.000         252,500
       150      Huntsman ICI Chemicals LLC, Company
                 Guaranteed Notes (Callable 7/01/04 @ $105.06       (B- , Caa1)    07/01/09   10.125         143,625
       650      Huntsman ICI Chemicals LLC, Rule 144A,
                 Secured Notes (Callable 10/15/07 @ $105.81)++        (B , B2)     10/15/10   11.625         627,250
       250      Huntsman ICI Chemicals LLC, Senior Discount
                 Notes (Callable 7/01/04 @ $106.69)                  (B+ , Caa2)   12/31/09    0.000         101,250
       100      Lyondell Chemical Co., Global Company
                 Guaranteed Notes
                 (Callable 12/15/05 @ $104.75)                       (BB , Ba3)    12/15/08    9.500         100,500
     1,000      Lyondell Chemical Co., Global Company
                 Guaranteed Notes
                 (Callable 6/01/08 @ $105.25)                        (BB , Ba3)    06/01/13   10.500       1,035,000
       150      Lyondell Chemical Co., Senior Secured Notes          (BB , Ba3)    07/15/12   11.125         158,250
       100      Lyondell Chemical Co., Series B, Senior Secured
                 Notes (Callable 5/01/04 @ $104.94)                  (BB , Ba3)    05/01/07    9.875         102,000
       500      Nalco Co., Rule 144A, Senior Subordinated Notes
                 (Callable 11/15/08 @ $104.44)++                     (B , Caa1)    11/15/13    8.875         522,500
       800      PolyOne Corp., Rule 144A, Senior Notes
                 (Callable 5/15/07 @ $105.31)++,~                    (BB- , B2)    05/15/10   10.625         732,000
       500      Radnor Holdings Corp., Rule 144A,
                 Senior Notes (Callable 3/15/07 @ $105.50)++,~        (B , B2)     03/15/10   11.000         430,000
       400      Resolution Performance Products LLC,
                 Global Senior Subordinated Notes
                 (Callable 11/15/05 @ $106.75)                      (B- , Caa1)    11/15/10   13.500         380,000
       250      Resolution Performance Products LLC,
                 Global Senior Subordinated Notes
                 (Callable 4/15/06 @ $104.75)                       (B+ , B2)      04/15/10    9.500         265,000
     1,150      Terra Capital, Inc., Global Secured Notes
                 (Callable 6/01/07 @ $105.75)~                      (B- , Caa1)    06/01/10   11.500       1,129,875
       750      United Industries Corp., Series D, Global
                 Company Guaranteed Notes
                 (Callable 4/01/04 @ $104.94)                       (B- , B3)      04/01/09    9.875         783,750
                                                                                                       -------------
                                                                                                           9,190,275
                                                                                                       -------------

                 See Accompanying Notes to Financial Statements.

   PAR                                                               RATINGS+
  (000)                                                            (S&P/MOODY'S)   MATURITY   RATE%        VALUE
  -----                                                            -------------   --------   -----        -----
CORPORATE BONDS
COMPETITIVE LOCAL EXCHANGE CARRIER (CLEC) (1.3%)
$      350      Block Communications, Inc., Global Company
                 Guaranteed, Senior Subordinated Notes
                 (Callable 4/15/06 @ $104.63)                       (B- , B2)      04/15/09    9.250   $     376,250
       500      FairPoint Communications, Inc., Senior Notes
                 (Callable 3/01/07 @ $105.94)                        (B , B3)      03/01/10   11.875         587,500
       100      FairPoint Communications, Inc., Senior
                 Subordinated Notes (Callable 5/01/05 @ $106.25)    (B- , Caa1)    05/01/10   12.500         108,000
       200      FairPoint Communications, Inc., Series B, Senior
                 Subordinated Notes (Callable 05/01/04 @ $103.17)   (B- , Caa1)    05/01/08    9.500         197,000
       450      GCI, Inc., Senior Notes
                 (Callable 8/01/04 @ $101.63)                        (B+ , B2)     08/01/07    9.750         465,188
       750      Qwest Corp., Notes                                   (B- , Ba3)    11/15/08    5.625         738,750
       534      RCN Corp., Senior Discount Notes
                 (Callable 10/15/05 @ $105.06)~                     (CCC- , Ca)    10/15/07   11.125         245,640
       500      RCN Corp., Senior Notes
                 (Callable 1/15/05 @ $105.06)                       (CCC- , Ca)    01/15/10   10.125         214,375
       618      Time Warner Telecom LLC, Senior Notes
                 (Callable 7/15/04 @ $103.25)                       (CCC+ , B3)    07/15/08    9.750         636,025
                                                                                                       -------------
                                                                                                           3,568,728
                                                                                                       -------------
CONGLOMERATE/DIVERSIFIED MANUFACTURING (0.4%)
       800      Jacuzzi Brands, Inc., Rule 144A, Secured Notes
                 (Callable 7/01/07 @ $104.81)++                      (B , B3)      07/01/10    9.625         852,000
       400      Jordan Industries, Inc., Series B, Senior Notes
                 (Callable 8/01/04 @ $100.00)                       (B- , Caa3)    08/01/07   10.375         202,000
                                                                                                       -------------
                                                                                                           1,054,000
                                                                                                       -------------
CONSUMER PRODUCTS/TOBACCO (4.1%)
       300      American Achievement Corp.,
                 Series B, Global Company Guaranteed,
                 Senior Notes (Callable 1/01/05 @ $105.81)          (B+ , B1)      01/01/07   11.625         333,000
       300      American Greetings Corp., Global Senior
                 Subordinated Notes
                 (Callable 7/15/05 @ $105.88)                       (BB+ , Ba3)    07/15/08   11.750         343,875
        40      Armkel, LLC., Global Senior Subordinated Notes
                 (Callable 8/15/05 @ $104.75)                       (B- , B2)      08/15/09    9.500          44,400
       200      Central Garden & Pet Co., Senior Subordinated
                 Notes (Callable 2/01/08 @ $104.56)                 (B+ , B2)      02/01/13    9.125         220,500
       750      Dimon, Inc., Rule 144A, Senior Notes
                 (Callable 6/01/08 @ $103.88)++                     (BB , Ba3)     06/01/13    7.750         776,250
       395      Dimon, Inc., Series B, Global Company
                 Guaranteed, Senior Notes
                 (Callable 10/15/06 @ $104.81)                      (BB , Ba3)     10/15/11    9.625         444,375
       955      General Binding Corp., Company Guaranteed,
                 Senior Subordinated Notes
                 (Callable 06/01/04 @ $103.13)                      (B- , Caa1)    06/01/08    9.375         959,775

                 See Accompanying Notes to Financial Statements.

   PAR                                                               RATINGS+
  (000)                                                            (S&P/MOODY'S)   MATURITY   RATE%        VALUE
  -----                                                            -------------   --------   -----        -----
CORPORATE BONDS
CONSUMER PRODUCTS/TOBACCO
$      530      Hockey Company Sports Maska,
                 Global Senior Secured Notes, Units
                 (Callable 4/15/06 @ $105.62)                        (B , B2)      04/15/09   11.250   $     601,550
       250      Holmes Group, Inc., Series D,
                 Senior Subordinated Notes
                 (Callable 11/15/03 @ $103.29)                      (B- , Caa2)    11/15/07    9.875         248,750
       400      Jafra Cosmetics, Inc.,
                 Global Company Guaranteed Notes
                 (Callable 5/15/07 @ $105.38)                        (B- , B3)     05/15/11   10.750         442,000
     1,000      Johnson Diversey Holdings, Inc.,
                 Rule 144A, Discount Notes
                 (Callable 5/15/07 @ $105.34)++,|                    (B , B3)      05/15/13   10.670         750,000
       950      Johnson Diversey Holdings, Inc., Series B,
                 Global Company Guaranteed,
                 Senior Subordinated Notes
                 (Callable 5/15/07 @ $104.81)                        (B , B2)      05/15/12    9.625       1,054,500
       500      National Beef Packing Company LLC.,
                 Rule 144A, Senior Notes
                 (Callable 8/01/07 @ $105.25)++                      (B , B2)      08/01/11   10.500         552,500
       558      PCA LLC, Global Senior Notes                         (B- , B3)     08/01/09   11.875         611,010
     1,325      Playtex Products, Inc.,
                 Global Company Guaranteed Notes
                 (Callable 6/01/06 @ $104.69)                       (CCC+ , B3)    06/01/11    9.375       1,315,062
       750      Remington Arms Co., Rule 144A,
                 Global Company Guaranteed Notes
                 (Callable 2/01/07 @ $105.25)++                      (B- , B2)     02/01/11   10.500         788,437
     1,000      Revlon Consumer Products Corp.,
                 Global Company Guaranteed Notes                   (CCC+ , Caa1)   12/01/05   12.000         985,000
       615      Sealy Mattress Co., Series B,
                 Senior Subordinated Notes
                 (Callable 12/15/03 @ $103.29)~                      (B- , B3)     12/15/07    9.875         638,063
                                                                                                       -------------
                                                                                                          11,109,047
                                                                                                       -------------
CONTAINERS (3.5%)
       670      Box USA Holdings, Series B, Senior
                 Secured Notes
                 (Callable 6/01/04 @ $100.00)                        (B , B3)      06/01/06   12.000         676,700
       800      Constar International, Inc., Senior
                 Subordinated Notes
                (Callable 12/01/07 @ $105.50)~                      (B , Caa1)'    12/01/12   11.000         668,000
       600      Crown Cork & Seal Financial PLC, Yankee
                 Company Guaranteed Notes                            (B , B3)      12/15/06    7.000         606,000
       500      Crown Euro Holdings SA, Rule 144A,
                 Global Secured Notes
                 (Callable 3/01/07 @ $104.75)++                      (B+ , B1)     03/01/11    9.500         557,500

                 See Accompanying Notes to Financial Statements.

   PAR                                                               RATINGS+
  (000)                                                            (S&P/MOODY'S)   MATURITY   RATE%        VALUE
  -----                                                            -------------   --------   -----        -----
CORPORATE BONDS
CONTAINERS
$      600      Crown Euro Holdings SA, Rule 144A,
                 Global Secured Notes
                (Callable 3/01/08 @ $105.44)++                       (B , B2)      03/01/13   10.875   $     687,000
     1,000      Fonda Group, Inc., Series B, Senior
                 Subordinated Notes
                 (Callable 3/01/04 @ $101.58)                      (CCC- , Caa2)   03/01/07    9.500         855,000
       195      Graham Packaging Company, Inc.,
                 Series B, Senior Discount Notes
                (Callable 1/15/04 @ $103.58)~                      (CCC+ , Caa2)   01/15/09   10.750         202,556
       750      Graphic Packaging International, Inc., Rule 144A,
                 Senior Subordinated Notes
                (Callable 8/15/08 @ $104.75)++                       (B- , B3)     08/15/13    9.500         838,125
       210      Owens-Brockway, Global Company
                 Guaranteed Notes (Callable 2/15/06 @ $104.44)       (BB , B1)     02/15/09    8.875         228,900
     1,000      Owens-Brockway, Rule 144A,
                 Senior Notes (5/15/08 @ $104.13)++                  (B+ , B2)     05/15/13    8.250       1,060,000
       400      Owens-Illinois, Inc., Senior Notes                   (B+ , B3)     05/15/07    8.100         416,000
       410      Owens-Illinois, Inc., Senior Notes~                  (B+ , B3)     05/15/08    7.350         412,050
       250      Plastipak Holdings, Inc., Global Company
                 Guaranteed Senior Notes
                 (Callable 9/01/06 @ $105.38)                        (B+ , B3)     09/01/11   10.750         277,500
       250      Pliant Corp., Company Guaranteed,
                 Senior Subordinated Notes
                 (Callable 6/01/05 @ $106.50)                       (B- , Caa1)    06/01/10   13.000         240,000
       750      Pliant Corp., Rule 144A, Senior Secured Notes
                 (Callable 6/01/07 @ $105.56)++                      (NR , B3)     09/01/09   11.125         806,250
       200      Tekni-Plex, Inc., Series B, Company Guaranteed,
                 Senior Subordinated Notes
                 (Callable 6/15/05 @ $106.38)                        (B- , B3)     06/15/10   12.750         206,000
       800      U.S. Can Corp., Rule 144A, Secured Notes
                 (Callable 7/15/07 @ $105.44)++                     (CCC+ , B3)    07/15/10   10.875         830,000
                                                                                                       -------------
                                                                                                           9,567,581
                                                                                                       -------------
DIVERSIFIED TELECOMMUNICATIONS (1.8%)
     1,000      ACC Escrow Corp., Rule 144A, Senior Notes
                 (Callable 8/1/07 @ $105.00)++                       (B- , B2)     08/01/11   10.000       1,095,000
       900      Avaya, Inc., Secured Notes
                 (Callable 4/01/06 @ $105.56)                        (B+ , B2)     04/01/09   11.125       1,066,500
       150      Gray Television, Inc., Global Company
                 Guaranteed, Senior Subordinated Notes
                 (Callable 12/15/06 @ $104.62)                       (B- , B3)     12/15/11    9.250         166,875
       800      Primus Telecommunications Group, Inc., Senior
                 Notes (Callable 1/15/04 @ $105.63)                (CCC- , Caa3)   01/15/09   11.250         841,000
       550      Primus Telecommunications Group, Inc.,
                 Series B, Senior Notes
                 (Callable 5/15/04 @ $103.21)                      (CCC- , Caa3)   05/15/08    9.875         558,938

                 See Accompanying Notes to Financial Statements.

   PAR                                                               RATINGS+
  (000)                                                            (S&P/MOODY'S)   MATURITY   RATE%        VALUE
  -----                                                            -------------   --------   -----        -----
CORPORATE BONDS
DIVERSIFIED TELECOMMUNICATIONS
$    1,000      Vivendi Universal SA, Rule 144A, Senior Notes
                 (Callable 4/15/07 @ $104.63)++                      (BB , B1)     04/15/10    9.250   $   1,167,500
                                                                                                       -------------
                                                                                                           4,895,813
                                                                                                       -------------
ELECTRONICS/INFORMATION/DATA TECHNOLOGY (1.2%)
       650      Danka Business Systems PLC, Rule 144A, Senior
                 Notes (Callable 6/15/07 @ $105.50)++                (B+ , B2)     06/15/10   11.000         601,250
       250      Flextronics International, Ltd., Rule 144A, Senior
                 Subordinated Notes (Callable 5/15/08 @ $103.25)++  (BB- , Ba2)    05/15/13    6.500         248,125
       950      PG&E Corp., Rule 144A, Senior Secured Notes
                 (Callable 7/15/06 @ $103.44)++                      (NR , NR)     07/15/08    6.875       1,011,750
       300      Solectron Corp., Senior Notes
                 (Callable 2/15/06 @ $104.81)~                      (BB- , Ba3)    02/15/09    9.625         333,000
       950      Xerox Corp., Senior Notes                            (B+ , B1)     06/15/10    7.125         973,750
                                                                                                       -------------
                                                                                                           3,167,875
                                                                                                       -------------
ENERGY - OTHER (6.9%)
     1,100      Chesapeake Energy Corp., Global Company
                 Guarantee Notes (Callable 4/01/06 @ $104.06)       (B+ , Ba3)     04/01/11    8.125       1,212,750
        50      Clark Refining & Marketing, Inc., Senior
                 Subordinated Notes
                 (Callable 11/15/03 @ $102.96)                       (B , B2)      11/15/07    8.875          51,250
     1,000      Dynegy Holdings, Inc., Rule 144A, Secured Notes
                 (Callable 7/15/08 @ $105.06)++                      (B- , B3)     07/15/13   10.125       1,090,000
       740      Edison Mission Energy, Senior Notes                 (BB- , B2)     06/15/09    7.730         636,400
       400      EL Paso CGP Co., Notes                              (B , Caa1)     02/01/09    6.375         327,000
       750      EL Paso CGP Co., Notes                              (B , Caa1)     06/15/10    7.750         635,625
     1,100      El Paso Corp., Senior Notes~                        (B , Caa1)     05/15/11    7.000         932,250
     1,000      El Paso Natural Gas Co., Rule 144A, Senior Notes
                 (Callable 8/01/07 @ $103.81)++                      (B+ , B1)     08/01/10    7.625         995,000
     1,450      El Paso Production Holdings, Rule 144A,
                 Company Guaranteed Notes
                 (Callable 6/01/08 @ $103.88)++                      (B+ , B2)     06/01/13    7.750       1,399,250
       500      Frontier Oil Corp., Senior Notes
                 (Callable 11/15/04 @ $105.88)                       (B , B2)      11/15/09   11.750         567,500
     1,000      Gemstone Investors Ltd., Rule 144A, Company
                 Guaranteed Notes++                                 (B , Caa1)     10/31/04    7.710       1,006,250
       400      Giant Industries, Inc., Company Guaranteed Notes
                 (Callable 9/01/04 @ $101.50)                        (B- , B3)     09/01/07    9.000         400,000
       250      Giant Industries, Inc., Global Company
                 Guaranteed Notes (Callable 5/15/07 @ $105.50)       (B- , B3)     05/15/12   11.000         261,250
       500      Gulfterra Energy Partners L.P., Company
                 Guaranteed Notes (Callable 6/01/07 @ $104.25)      (BB- , B1)     06/01/10    8.500         547,500
       200      Gulfterra Energy Partners L.P., Global Company
                 Guaranteed Notes (Callable 12/01/07 @ $105.31)     (BB- , B1)     12/01/12   10.625         236,500
     1,050      Mirant Corp., Rule 144A, Senior Notes++             (BB , Caa2)    07/15/04    7.400         582,750
       500      Peabody Energy Corp., Series B, Global Company
                 Guaranteed Notes (Callable 3/15/08 @ $103.44)      (BB- , Ba3)    03/15/13    6.875         528,750

                 See Accompanying Notes to Financial Statements.

   PAR                                                               RATINGS+
  (000)                                                            (S&P/MOODY'S)   MATURITY   RATE%        VALUE
  -----                                                            -------------   --------   -----        -----
CORPORATE BONDS
ENERGY - OTHER
$    1,000      Reliant Resources, Inc, Rule 144A, Secured Notes
                 (Callable 7/15/08 @ $104.75)++,~                    (B , B1)      07/15/13    9.500   $     895,000
     1,200      Sierra Pacific Resources, Notes~                     (B- , B2)     05/15/05    8.750       1,200,000
       535      Swift Energy Co., Senior Subordinated Notes
                 (Callable 5/01/07 @ $104.69)                        (B , B3)      05/01/12    9.375         583,150
       400      Teco Energy, Inc., Senior Notes                     (BB+ , Ba1)    06/15/10    7.500         413,000
       750      Transmontaigne, Inc., Rule 144A, Senior
                 Subordinated Notes
                 (Callable 6/01/07 @ $104.56)++                      (B+ , B3)     06/01/10    9.125         817,500
       250      Trico Marine Services, Inc., Global Company
                 Guaranteed Notes (Callable 5/15/07 @ $104.44)~      (B , B2)      05/15/12    8.875         172,500
       760      Western Gas Resources, Inc., Company
                 Guaranteed Notes (Callable 6/15/04 @ $105.00)      (BB- , Ba3)    06/15/09   10.000         815,100
       700      Williams Companies, Inc., Notes                      (B+ , B3)     08/01/06    6.500         724,500
     1,000      Williams Companies, Inc., Notes                      (B+ , B3)     12/01/08    6.500       1,015,000
       750      Williams Companies, Inc., Senior Notes
                 (Callable 6/01/07 @ $104.31)                        (B+ , B3)     06/01/10    8.625         825,000
                                                                                                       -------------
                                                                                                          18,870,775
                                                                                                       -------------
ENVIRONMENTAL SERVICES (0.8%)
       420      Allied Waste North America, Inc., Series B,
                 Company Guaranteed Notes
                 (Callable 1/01/04 @ $103.94)                       (BB- , Ba3)    01/01/09    7.875         441,000
       325      Allied Waste North America, Inc., Series B,
                 Company Guaranteed Notes
                 (Callable 8/01/04 @ $105.00)~                       (B+ , B2)     08/01/09   10.000         355,063
       350      Allied Waste North America, Inc., Series B, Global
                 Company Guaranteed Notes                           (BB- , Ba3)    04/01/08    8.875         388,500
       250      IMC Global, Inc., Rule 144A, Company
                 Guaranteed, Senior Unsecured Notes
                 (Callable 6/01/06 @ $105.62)++                     (BB , Ba2)     06/01/11   11.250         259,375
       650      IMC Global, Inc., Rule 144A, Senior Notes
                 (Callable 8/01/08 @ $105.44)++,~                    (B+ , B1)     08/01/13   10.875         674,375
        50      IMC Global, Inc., Series B, Global Company
                 Guaranteed Notes                                    (B+ , B1)     06/01/08   10.875          51,875
                                                                                                       -------------
                                                                                                           2,170,188
                                                                                                       -------------
FINANCE - OTHER (0.2%)
       250      Arch Western Finance, Rule 144A, Senior Notes
                 (Callable 7/01/08 @ $103.38)++                     (BB+ , Ba2)    07/01/13    6.750         260,000
       200      LaBranche & Co., Inc., Senior Subordinated Notes    (BB- , Ba1)    03/02/07   12.000         206,000
                                                                                                       -------------
                                                                                                             466,000
                                                                                                       -------------
FOOD PROCESSORS/BEVERAGE/BOTTLING (2.6%)
        52      Archibald Candy Corp., Company
                 Guaranteed Notes^                                   (NR , NR)     11/01/07   10.000          15,718

                 See Accompanying Notes to Financial Statements.

    PAR                                                              RATINGS+
   (000)                                                           (S&P/MOODY'S)   MATURITY    RATE%     VALUE
   -----                                                           -------------   --------    -----     -----
CORPORATE BONDS
FOOD PROCESSORS/BEVERAGE/BOTTLING
$      100   Aurora Foods, Inc., Series B, Senior
              Subordinated Notes
              (Callable 2/15/04 @ $103.65)#                          (D , Ca)      02/15/07    9.875   $   68,000
       525   Aurora Foods, Inc., Series B, Senior
              Subordinated Notes
              (Callable 7/01/04 @ $104.92)#                          (D , Ca)      07/01/08    8.750      351,750
       700   B & G Foods, Inc., Series D, Global Company
              Guaranteed Notes (Callable 8/01/04 @ $101.60)          (B- , B3)     08/01/07    9.625      722,750
       175   Burns Phillip Capital Property, Ltd., Rule 144A,
              Company Guaranteed Notes
              (Callable 7/15/07 @ $104.88)++                         (B- , B3)     07/15/12    9.750      179,375
       750   Curtice Burns Food, Inc., Company Guaranteed,
              Senior Subordinated Notes
              (Callable 11/01/03 @ $105.94)                          (B- , B3)     11/01/08   11.875      796,875
        50   Del Monte Corp., Rule 144A, Senior Subordinated
              Notes (Callable 12/15/07 @ $104.31)++                  (B , B2)      12/15/12    8.625       55,500
       150   Del Monte Corp., Series B, Global Company
              Guaranteed Notes (Callable 5/15/06 @ $104.63)          (B , B3)      05/15/11    9.250      166,500
       600   Dole Food Company, Inc., Rule 144A,
              Senior Notes (Callable 3/15/07 @ $104.44)++            (B+ , B2)     03/15/11    8.875      651,000
       500   Domino's, Inc., Rule 144A, Senior
              Subordinated Notes (Callable 7/01/07 @ $104.12)++      (B- , B3)     07/01/11    8.250      530,625
       600   Eagle Family Foods, Inc., Series B, Company
              Guaranteed Notes (Callable 1/15/04 @ $102.92)        (CCC+ , Caa2)   01/15/08    8.750      423,000
       715   Land O' Lakes, Inc., Global Senior Notes
              (Callable 11/15/06 @ $104.38)                          (B+ , B2)     11/15/11    8.750      614,900
       425   Luiginos, Inc., Senior Subordinated Notes
              (Callable 2/01/04 @ $102.50)                           (B- , B3)     02/01/06   10.000      439,875
       430   National Wine & Spirits, Inc., Company
              Guaranteed Notes (Callable 1/15/04 @ $105.06)         (CCC+ , B2)    01/15/09   10.125      380,550
       460   Premier International Foods, Yankee Senior Notes
              (Callable 9/01/04 @ $106.00)                           (B- , B3)     09/01/09   12.000      509,450
       400   Reddy Ice Group, Inc., Rule 144A, Senior
              Subordinated Notes
              (Callable 8/01/07 @ $104.44)++                         (B- , B3)     08/01/11    8.875      420,000
       350   Roundy's, Inc., Series B, Global Company
              Guaranteed Notes (Callable 6/15/07 @ $104.44)          (B , B2)      06/15/12    8.875      367,500
       200   Smithfield Foods, Inc., Series B,
              Global Senior Notes                                   (BBB- , Ba2)   10/15/09    8.000      221,000
       280   Stater Brothers Holdings, Inc., Senior Notes
              (Callable 8/15/04 @ $102.69)                           (B- , B2)     08/15/06   10.750      296,450
                                                                                                       ----------
                                                                                                        7,210,818
                                                                                                       ----------

GAMING (7.4%)
       910   Ameristar Casinos, Inc., Global Company
              Guaranteed Notes (Callable 2/15/06 @ $105.38)          (B , B3)      02/15/09   10.750    1,053,325

                    See Accompanying Notes to Financial Statements.

    PAR                                                              RATINGS+
   (000)                                                           (S&P/MOODY'S)   MATURITY    RATE%     VALUE
   -----                                                           -------------   --------    -----     -----
CORPORATE BONDS
GAMING
$      760   Argosy Gaming Co., Company Guaranteed Notes
              (Callable 6/01/04 @ $105.38)                           (B+ , B2)     06/01/09   10.750   $  836,000
       100   Aztar Corp., Global Senior Subordinated Notes
              (Callable 8/15/06 @ $104.50)                           (B+ , Ba3)    08/15/11    9.000      108,500
       750   Choctaw Resort Development Enterprise, Global
              Senior Notes (Callable 4/01/05 @ $104.625)             (BB- , B1)    04/01/09    9.250      822,187
       750   Chukchansi Economic Development Authority,
              Rule 144A, Senior Notes
              (Callable 10/01/06 @ $113.00)++                        (NR , NR)     06/15/09   14.500      916,875
       250   Circus & Eldor Silver Leg, Global First Mortgage
              Notes (Callable 3/01/07 @ $105.06)                     (B+ , B1)     03/01/12   10.125      257,188
       775   Coast Hotels & Casinos, Inc., Company
              Guaranteed, Senior Subordinated Notes
              (Callable 4/01/04 @ 104.75)                            (B , B2)      04/01/09    9.500      829,250
     1,540   Hard Rock Hotel, Inc., Rule 144A, Notes
              (Callable 6/01/08 @ $104.44)++                         (B , B3)      06/01/13    8.875    1,630,475
       450   Herbst Gaming, Inc., Series B, Global Secured
              Notes (Callable 9/01/05 @ $105.38)                     (B , B2)      09/01/08   10.750      505,688
        75   Horseshoe Gaming Holding Corp., Series B,
              Company Guaranteed Notes
              (Callable 5/15/04 @ $104.31)                           (B+ , B2)     05/15/09    8.625       80,156
       820   Isle of Capri Casinos, Inc., Company Guaranteed
              Notes (Callable 4/15/04 @ $104.38)                     (B , B2)      04/15/09    8.750      872,275
       730   Kerzner International Ltd., Global Company
              Guaranteed, Senior Subordinated Notes
              (Callable 8/15/06 @ $104.44)                           (B+ , B2)     08/15/11    8.875      800,263
     1,800   Majestic Star Casino LLC, Rule 144A, Company
              Guaranteed Notes
              (Callable 10/15/07 @ $104.75)++                        (B , B2)      10/15/10    9.500    1,872,000
     1,000   Mandalay Resort Group, Rule 144A,
              Senior Notes++                                        (BB+ , Ba2)    07/31/09    6.500    1,036,250
        50   Mandalay Resort Group, Senior Notes                    (BB+ , Ba2)    02/01/06    6.450       52,125
       495   Mandalay Resort Group, Series B, Senior
              Subordinated Notes                                    (BB- , Ba3)    08/01/07   10.250      572,962
       780   MGM Mirage, Inc., Company Guaranteed, Senior
              Subordinated Notes                                    (BB+ , Ba2)    06/01/07    9.750      888,225
       700   Mikohn Gaming Corp., Series B, Company
              Guaranteed, Senior Notes
              (Callable 8/15/05 @ $105.94)                           (B- , B3)     08/15/08   11.875      745,500
        10   Mohegan Tribal Gaming, Global Senior
              Subordinated Notes
              (Callable 7/01/06 @ $104.19)                          (BB- , Ba3)    07/01/11    8.375       10,975
       600   MTR Gaming Group, Inc., Rule 144A, Company
              Guaranteed Notes (Callable 4/01/07 @ $104.88)++        (B+ , B2)     04/01/10    9.750      634,500
     1,000   Old Evangeline Downs, Rule 144A, Company
              Guaranteed Notes (Callable 3/01/07 @ $106.50)++       (B- , Caa1)    03/01/10   13.000    1,036,250

                 See Accompanying Notes to Financial Statements.

    PAR                                                              RATINGS+
   (000)                                                           (S&P/MOODY'S)   MATURITY    RATE%     VALUE
   -----                                                           -------------   --------    -----     -----
CORPORATE BONDS
GAMING
$      650   Park Place Entertainment Corp., Senior
              Subordinated Notes                                    (BB+ , Ba2)    02/15/07    9.375   $  732,875
       150   Peninsula Gaming LLC., Series B, Company
              Guaranteed, Senior Notes
              (Callable 7/01/04 @ $105.33)                           (B , B2)      07/01/06   12.250      159,750
       530   Penn National Gaming, Inc., Company
              Guaranteed Notes (Callable 3/15/06 @ $104.44)          (B- , B3)     03/15/10    8.875      579,687
       350   Penn National Gaming, Inc., Series B, Global
              Company Guaranteed, Senior Subordinated
              Notes (Callable 3/01/05 @ $105.56)                     (B- , B3)     03/01/08   11.125      397,250
       330   Riviera Holdings Corp., Global Company
              Guaranteed Notes (Callable 6/15/06 @ $105.50)          (B+ , B2)     06/15/10   11.000      338,250
       380   Station Casinos, Inc., Senior Subordinated Notes
              (Callable 7/01/05 @ $103.70)                           (B+ , B2)     07/01/10    9.875      424,175
       988   Waterford Gaming LLC, Rule 144A, Senior Notes
              (Callable 9/15/08 @ $103.55)++                         (B+ , B1)     09/15/12    8.625    1,038,635
       750   Wheeling Islands Gaming, Inc., Global Company
              Guaranteed Notes (Callable 12/15/05 @ $105.06)         (B+ , B3)     12/15/09   10.125      776,250
       100   Windsor Woodmont Black Hawk, Series B, First
              Mortgage Notes (Callable 3/15/04 @ $104.33)#           (NR , NR)     03/15/05   13.000       65,625
                                                                                                       ----------
                                                                                                       20,073,466
                                                                                                       ----------
HEALTHCARE FACILITIES/SUPPLIES (5.0%)
       391   Advanced Medical Optics, Inc., Global Senior
              Subordinated Notes
              (Callable 7/15/06 @ $104.63)                           (B , B3)      07/15/10    9.250      430,100
     1,250   Apogent Technologies, Inc., Rule 144A, Senior
              Subordinated Notes
              (Callable 5/15/08 @ $103.25)++                        (BB+ , Ba2)    05/15/13    6.500    1,296,875
       500   Ardent Health Services, Inc., Rule 144A, Senior
              Subordinated Notes
              (Callable 8/15/08 @ $105.00)++                         (B- , B3)     08/15/13   10.000      537,500
     1,000   Beverly Enterprises, Inc., Global Senior Notes          (B+ , B1)     04/15/09    9.625    1,082,500
       600   Bio-Rad Laboratories, Inc., Rule 144A, Senior
              Subordinated Notes
              (Callable 8/15/08 @ $103.75)++                        (BB- , Ba3)    08/15/13    7.500      634,500
       600   Concentra Operating Corp., Rule 144A, Company
              Guaranteed Notes (Callable 8/15/07 @ $104.75)++        (B- , B3)     08/15/10    9.500      639,000
       150   Coventry Health Care, Inc., Global Senior Notes
              (Callable 2/15/07 @ $104.06)                          (BB+ , Ba3)    02/15/12    8.125      163,500
       295   Extendicare Health Services, Inc., Company
              Guaranteed Notes (Callable 12/15/03 @ $103.12)        (CCC+ , B3)    12/15/07    9.350      306,800
       350   Extendicare Health Services, Inc., Company
              Guaranteed Notes (Callable 7/01/06 @ $104.75)          (B- , B2)     07/01/10    9.500      386,750

                 See Accompanying Notes to Financial Statements.

    PAR                                                              RATINGS+
   (000)                                                           (S&P/MOODY'S)   MATURITY    RATE%     VALUE
   -----                                                           -------------   --------    -----     -----
CORPORATE BONDS
HEALTHCARE FACILITIES/SUPPLIES
$      450   Fisher Scientific International, Inc., Global
              Senior Subordinated Notes
              (Callable 5/01/07 @ $104.06)                           (B+ , B2)     05/01/12    8.125   $  486,000
       850   Fisher Scientific International, Inc., Rule 144A,
              Senior Subordinated Notes
              (Callable 9/01/08 @ $104.00)++                         (B+ , B2)     09/01/13    8.000      918,000
       350   Hanger Orthopedic Group, Inc., Global Company
              Guaranteed Notes (Callable 2/15/06 @ $105.19)          (B , B2)      02/15/09   10.375      397,250
       150   Healthsouth Corp., Global Senior Notes#,~              (D , Caa2)     10/01/11    8.375      133,500
       600   Iasis Healthcare Corp., Global Company
              Guaranteed Notes (Callable 6/15/06 @ $104.25)          (B- , B3)     10/15/09    8.500      630,000
       240   Insight Health Services Corp., Series B, Company
              Guaranteed Notes
              (Callable 11/01/06 @ $104.94)~                         (B- , B3)     11/01/11    9.875      259,200
       500   Kinetic Concepts, Inc., Rule 144A, Senior
              Subordinated Notes
              (Callable 5/15/08 @ $103.69)++                         (B , B3)      05/15/13    7.375      515,000
       100   Magellan Health Services, Inc., Senior
              Subordinated Notes
              (Callable 2/15/04 @ $103.00)#                           (D , C)      02/15/08    9.000       57,500
     1,000   Medex, Inc., Rule 144A, Senior Subordinated
              Notes (Callable 5/15/08 @ $104.44)++                   (B- , B3)     05/15/13    8.875    1,080,000
       250   Medquest, Inc., Series B, Global Company
              Guaranteed Notes (Callable 8/15/07 @ $105.94)          (B- , B3)     08/15/12   11.875      273,750
       150   Owens & Minor, Inc., Global Company
              Guaranteed, Senior Subordinated Notes
              (Callable 7/15/06 @ $104.13)                          (BB- , Ba3)    07/15/11    8.500      165,750
       530   PacifiCare Health Systems, Inc., Global Company
              Guaranteed Notes (Callable 6/01/06 @ $105.38)          (B , B2)      06/01/09   10.750      612,150
       150   Rotech Healthcare, Inc., Global Company
              Guaranteed, Senior Subordinated Notes
              (Callable 4/01/07 @ $104.75)                           (B+ , B2)     04/01/12    9.500      162,750
       800   Select Medical Corp., Rule 144A, Senior
              Subordinated Notes
              (Callable 8/01/08 @ $103.75)++                         (B , B2)      08/01/13    7.500      840,000
       100   Senior Housing Properties Trust, Senior Notes          (BB+ , Ba2)    01/15/12    8.625      109,500
       350   Triad Hospital, Inc., Series B, Company
              Guaranteed Notes (Callable 5/15/04 @ $105.50)          (B- , B2)     05/15/09   11.000      387,800
       250   Triad Hospital, Inc., Series B, Global Company
              Guaranteed, Senior Subordinated Notes
              (Callable 5/01/05 @ $104.38)                           (B- , B1)     05/01/09    8.750      271,875
       500   Universal Hospital Services, Rule 144A, Senior
              Notes (Callable 11/01/07 @ $105.06)++                  (B- , B3)     11/01/11   10.125      525,000

                 See Accompanying Notes to Financial Statements.

   PAR                                                               RATINGS+
  (000)                                                            (S&P/MOODY'S)   MATURITY   RATE%        VALUE
  -----                                                            -------------   --------   -----        -----
CORPORATE BONDS
HEALTHCARE FACILITIES/SUPPLIES
$      150      Vicar Operating, Inc., Company Guaranteed
                 Notes (Callable 12/01/05 @ $104.94)                 (B- , B3)     12/01/09    9.875   $     168,000
                                                                                                       -------------
                                                                                                          13,470,550
                                                                                                       -------------
HOME BUILDERS (1.0%)
       380      Beazer Homes USA, Inc., Global Company
                 Guaranteed, Senior Notes
                 (Callable 4/15/07 @ $104.19)                        (BB , Ba2)    04/15/12    8.375         418,000
       300      D.R. Horton, Inc., Global Company Guaranteed
                 Notes (Callable 4/15/07 @ $104.25)                  (BB , Ba1)    04/15/12    8.500         339,000
       100      D.R. Horton, Inc., Senior Notes                      (BB , Ba1)    08/15/11    7.875         111,500
        75      D.R. Horton, Inc., Series B, Company
                 Guaranteed Notes                                    (BB , Ba1)    12/01/07    7.500          82,312
       200      KB Home, Senior Subordinated Notes                  (BB- , Ba3)    12/15/08    8.625         222,500
        20      Ryland Group, Inc., Senior Notes
                 (Callable 9/01/05 @ $104.88)                        (BB+ , Ba1)   09/01/10    9.750          23,000
       150      Ryland Group, Inc., Senior Subordinated Notes
                 (Callable 6/15/06 @ $104.56)                        (BB+ , Ba2)   06/15/11    9.125         173,250
       250      Technical Olympic USA, Inc., Global Company
                 Guaranteed Notes ( Callable 7/01/06 @ $104.50)      (B+ , Ba3)    07/01/10    9.000         267,813
       200      Toll Corp., Senior Subordinated Notes
                 (Callable 12/01/06 @ $104.12)                       (BB+ , Ba2)   12/01/11    8.250         223,000
       350      WCI Communities, Inc., Global Company
                 Guaranteed, Senior Subordinated Notes
                 (Callable 5/01/07 @ $104.56)                         (B , Ba3)    05/01/12    9.125         385,000
       500      William Lyon Homes, Inc., Company
                 Guaranteed  Notes (Callable 4/01/08 @ $105.38)       (B- , B3)    04/01/13   10.750         557,500
                                                                                                       -------------
                                                                                                           2,802,875
                                                                                                       -------------
INDUSTRIAL - OTHER (1.4%)
       550      Amsted Industries, Inc., Rule 144A, Senior Notes
                 (Callable 10/15/07 @ $105.12)++                      (B , B3)     10/15/11   10.250         609,125
       750      Gerdau Ameristeel Corp., Rule 144A, Senior Notes
                 (Callable 7/15/07 @ $105.38)++,~                     (B+ , B2)    07/15/11   10.375         787,500
       450      GSI Group, Inc., Company Guaranteed, Senior
                 Subordinated Notes
                 (Callable 11/01/03 @ $103.46)                      (CCC , Caa1)   11/01/07   10.250         330,750
       587      Hexcel Corp., Global Company Guaranteed Notes
                 (Callable 4/01/06 @ $104.94)                         (B , B3)     10/01/08    9.875         654,505
       350      International Utility Structures, Inc., Yankee
                 Senior Subordinated Notes
                 (Callable 2/01/04 @ $103.58)#                        (NR , NR)    02/01/08   10.750          76,125
       350      Synagro Technologies, Inc., Global Senior
                 Subordinated Notes
                 (Callable 4/01/06 @ $104.75)                         (B , B3)     04/01/09    9.500         388,500
       250      Tom Brown, Inc., Units
                 (Callable 9/15/08 @ $103.62)                        (BB- , Ba3)   09/15/13    7.250         262,500

                 See Accompanying Notes to Financial Statements.

   PAR                                                               RATINGS+
  (000)                                                            (S&P/MOODY'S)   MATURITY   RATE%        VALUE
  -----                                                            -------------   --------   -----        -----
CORPORATE BONDS
INDUSTRIAL - OTHER
$      650      Tyco International Group SA, Yankee Company
                 Guaranteed Notes                                   (BBB- , Ba2)   11/01/08    6.125   $     686,563
                                                                                                       -------------
                                                                                                           3,795,568
                                                                                                       -------------
LEISURE (3.7%)
       300      AMC Entertainment, Inc., Global Senior
                 Subordinated Notes
                 (Callable 2/01/07 @ $104.94)~                     (CCC+ , Caa2)   02/01/12    9.875         330,750
       650      AMC Entertainment, Inc., Senior Subordinated
                 Notes (Callable 2/01/04 @ $104.75)                (CCC+ , Caa2)   02/01/11    9.500         686,562
       250      AMC Entertainment, Inc., Senior Subordinated
                 Notes (Callable 3/15/04 @ $102.38)                (CCC+ , Caa2)   03/15/09    9.500         259,375
     1,000      Bluegreen Corp., Series B, Company Guaranteed,
                 Senior Secured Notes
                 (Callable 4/01/04 @ $103.50)                        (B , B3)      04/01/08   10.500       1,015,000
       710      Boca Resorts, Inc., Company Guaranteed, Senior
                 Subordinated Notes
                 (Callable 4/15/04 @ $104.94)                        (B- , B2)     04/15/09    9.875         763,250
       800      Booth Creek Ski Holdings, Inc., Series B,
                 Company Guaranteed Notes
                 (Callable 3/15/04 @ $102.08)                      (CCC+ , Caa1)   03/15/07   12.500         800,000
       750      Cinemark USA, Inc., Rule 144A, Global Senior
                 Subordinated Notes
                 (Callable 2/01/08 @ $104.50)++                      (B- , B3)     02/01/13    9.000         825,000
       175      Cinemark USA, Inc., Series B, Senior
                 Subordinated Notes
                 (Callable 8/01/04 @ $102.83)                        (B- , B3)     08/01/08    8.500         183,313
       400      Icon Health & Fitness, Global Company
                 Guaranteed, Senior Subordinated Notes
                 (Callable 4/01/07 @ $105.62)                        (B- , B3)     04/01/12   11.250         438,000
     1,100      Imax Corp., Yankee Senior Unsecured Notes
                 (Callable 12/01/03 @ $101.97)                     (CCC , Caa2)    12/01/05    7.875       1,116,500
       300      Intrawest Corp., Global Company Guaranteed,
                 Senior Subordinated Notes
                 (Callable 2/01/05 @ $105.25)                        (B+ , B1)     02/01/10   10.500         331,125
       450      Intrawest Corp., Rule 144A, Senior Notes
                 (Callable 10/15/08 @ $103.75)++                     (B+ , B1)     10/15/13    7.500         453,375
       135      Scientific Games Corp., Series B, Company
                 Guaranteed, Senior Subordinated Notes
                 (Callable 8/15/05 @ $106.25)                        (B , B2)      08/15/10   12.500         159,975
       700      Six Flags, Inc., Global Senior Notes                 (B , B2)      04/15/13    9.750         689,500
       400      Six Flags, Inc., Global Senior Notes
                 (Callable 2/01/06 @ $104.44)                        (B , B2)      02/01/10    8.875         382,000
     1,000      Speedway Motorsports, Inc., Global Senior
                 Subordinated Notes
                 (Callable 6/01/08 @ $103.38)                       (B+ , Ba2)     06/01/13    6.750       1,022,500

                 See Accompanying Notes to Financial Statements.

   PAR                                                               RATINGS+
  (000)                                                            (S&P/MOODY'S)   MATURITY   RATE%        VALUE
  -----                                                            -------------   --------   -----        -----
CORPORATE BONDS
LEISURE
$      600      Town Sports International, Inc., Rule 144A,
                 Senior Notes (Callable 4/15/07 @ $104.81)++         (B- , B2)     04/15/11    9.625   $     645,750
                                                                                                       -------------
                                                                                                          10,101,975
                                                                                                       -------------
LODGING (2.1%)
       670      Aztar Corp., Senior Subordinated Notes
                 (Callable 5/15/04 @ $102.96)                       (B+ , Ba3)     05/15/07    8.880         703,500
       340      Extended Stay America, Inc., Senior
                 Subordinated Notes (Callable 3/15/04 @ $103.05)     (B , B2)      03/15/08    9.150         355,300
       500      Host Marriott Corp., Rule 144A, Senior Notes
                 (Callable 11/01/08 @ $103.56)++                    (B+ , Ba3)     11/01/13    7.125         501,875
       200      Host Marriott Corp., Series B, Company
                 Guaranteed Notes (Callable 8/01/04 @ $102.66)      (B+ , Ba3)     08/01/08    7.875         207,500
       350      Host Marriott Corp., Series I, Global Company
                 Guaranteed Notes                                   (B+ , Ba3)     01/15/07    9.500         389,375
       900      Inn of The Mountain Gods, Rule 144A, Senior
                 Notes (Callable 11/15/07 @ $106.00)++              (B , Caa1)     11/15/10   12.000         945,000
       200      John Q. Hammons Hotels, Series B, Global Notes,
                 First Mortgage (Callable 5/15/07 @ $104.44)         (B , B2)      05/15/12    8.875         219,000
       250      MeriStar Hospitality Corp., Global Company
                 Guaranteed Notes                                    (B- , B2)     01/15/08    9.000         263,750
       100      MGM Mirage, Inc., Company Guaranteed Notes~         (BB+ , Ba2)    02/01/11    8.375         112,000
       100      Park Place Entertainment Corp., Senior
                 Subordinated Notes                                 (BB- , Ba2)    12/15/05    7.875         106,375
       700      Prime Hospitality Corp., Series B, Global Senior
                 Subordinated Notes (Callable 5/01/07 @ $104.19)     (B , B1)      05/01/12    8.375         717,500
       500      Sheridan Acquisition Corp., Rule 144A, Secured
                 Notes (Callable 8/15/07 @ $105.13)++                (B , B1)      08/15/11   10.250         525,000
       250      Southern Star Cent Corp., Rule 144A, Secured
                 Notes (Callable 8/01/07 @ $104.25)++                (B+ , B1)     08/01/10    8.500         266,250
       100      Starwood Hotels + Resorts Worldwide, Inc.,
                 Global Company Guaranteed, Senior Notes           (BBB- , Ba1)    05/01/12    8.375         111,000
       200      Vail Resorts, Inc., Company Guaranteed, Senior
                 Subordinated Notes (Callable 5/15/04 @ $104.38)     (B , B2)      05/15/09    8.750         211,250
                                                                                                       -------------
                                                                                                           5,634,675
                                                                                                       -------------
MACHINERY (0.3%)
     1,085      Motors & Gears, Inc., Series D, Senior Notes
                 (Callable 11/15/03 @ $101.79)                      (B- , Caa1)    11/15/06   10.750         895,125
                                                                                                       -------------
METALS & MINING (1.0%)
       555      AK Steel Corp., Company Guaranteed Notes
                 (Callable 2/15/04 @ $103.94)~                       (BB , B1)     02/15/09    7.875         391,275
       350      AK Steel Corp., Global Company Guaranteed,
                 Senior Secured Notes
                 (Callable 6/15/07 @ $103.88)                        (BB , B1)     06/15/12    7.750         239,750

                 See Accompanying Notes to Financial Statements.

   PAR                                                               RATINGS+
  (000)                                                            (S&P/MOODY'S)   MATURITY   RATE%        VALUE
  -----                                                            -------------   --------   -----        -----
CORPORATE BONDS
METALS & MINING
$      750      IPSCO, Inc., Rule144A, Senior Notes
                 (Callable 6/01/08 @ $104.38)++                     (BB+ , Ba3)    06/01/13    8.750   $     810,000
       650      Jarden Corp., Global Company Guaranteed Notes
                 (Callable 5/01/07 @ $104.88)                        (B- , B3)     05/01/12    9.750         713,375
       500      Metallurg, Inc., Series B, Company Guaranteed,
                 Senior Notes (Callable 12/01/03 @ $103.67)        (CCC+ , Caa2)   12/01/07   11.000         242,500
       100      Ormet Corp., Rule 144A, Company Guaranteed,
                 Senior Secured Notes
                 (Callable 8/15/04 @ $103.67)++,#                    (NR , NR)     08/15/08   11.000          23,500
       350      UCAR Finance, Inc., Global Company Guaranteed
                 Notes (Callable 2/15/07 @ $105.13)                  (B , B3)      02/15/12   10.250         389,375
                                                                                                       -------------
                                                                                                           2,809,775
                                                                                                       -------------
MISCELLANEOUS MANUFACTURING (0.1%)
       250      Collins & Aikman Floorcovering, Global Company
                 Guaranteed Notes (Callable 2/15/06 @ $104.88)       (B , B2)      02/15/10    9.750         266,250
                                                                                                       -------------
OIL EQUIPMENT (0.8%)
       750      Key Energy Services, Inc., Senior Notes             (BB , Ba2)     05/01/13    6.375         757,500
       158      Key Energy Services, Inc., Series B, Company
                 Guaranteed Notes (Callable 1/15/04 @ $107.00)       (B+ , B2)     01/15/09   14.000         171,430
       500      Parker Drilling Co., Rule 144A, Senior Notes
                 (Callable 10/01/08 @ $104.81)++                     (B- , B2)     10/01/13    9.625         516,250
       420      Parker Drilling Co., Series B, Company
                 Guaranteed, Senior Notes
                 (Callable 11/15/04 @ $105.06)                       (B- , B1)     11/15/09   10.125         441,000
       189      Pride International, Inc., Senior Notes
                 (Callable 5/01/04 @ $101.56)                       (BB , Ba2)     05/01/07    9.375         195,615
                                                                                                       -------------
                                                                                                           2,081,795
                                                                                                       -------------
PAPER & FOREST PRODUCTS (2.3%)
       681      Ainsworth Lumber Co., Ltd., Yankee Senior Notes      (B- , B3)     07/15/07   12.500         784,276
       440      Appleton Papers, Inc., Series B, Global Company
                 Guaranteed Notes (Callable 12/15/05 @ $106.25)      (B+ , B3)     12/15/08   12.500         488,400
       750      Boise Cascade Corp., Senior Notes
                 (Callable 11/01/08 @ $103.50)                      (BB+ , Ba2)    11/01/13    7.000         769,558
     1,200      Bowater, Inc., Rule 144A, Senior Notes++            (BB+ , Ba1)    06/15/13    6.500       1,105,246
       250      Caraustar Industries, Inc., Global Company
                 Guaranteed, Senior Subordinated Notes
                 (Callable 4/01/06 @ $105.25)                        (B+ , B2)     04/01/11    9.875         262,500
       250      Georgia-Pacific Corp., Global Company
                 Guaranteed Notes (Callable 2/01/08 @ $104.69)      (BB+ , Ba2)    02/01/13    9.375         290,000
       200      Georgia-Pacific Corp., Notes                        (BB+ , Ba3)    05/15/06    7.500         212,000
       400      Longview Fibre Co., Global Senior Subordinated
                 Notes (Callable 1/15/06 @ $105.00)                  (B+ , B2)     01/15/09   10.000         454,000
       250      MDP Acquisitions PLC, Rule 144A, Global Senior
                 Notes (Callable 10/01/07 @ $104.81)++               (B , B2)      10/01/12    9.625         278,750

                 See Accompanying Notes to Financial Statements.

   PAR                                                               RATINGS+
  (000)                                                            (S&P/MOODY'S)   MATURITY   RATE%        VALUE
  -----                                                            -------------   --------   -----        -----
CORPORATE BONDS
PAPER & FOREST PRODUCTS
$      300      Norske Skog, Canada, Ltd., Series D, Global
                 Company Guaranteed Notes
                 (Callable 6/15/06 @ $104.31)                       (BB , Ba2)     06/15/11    8.625   $     309,000
       150      Stone Container Corp., Global Senior Notes
                 (Callable 2/01/06 @ $104.88)                        (B , B2)      02/01/11    9.750         164,250
       140      Stone Container Corp., Global Senior Notes
                 (Callable 7/01/07 @ $104.19)                        (B , B2)      07/01/12    8.375         148,400
       250      Stone Container Corp., Rule 144A, Company
                 Guaranteed Notes (Callable 8/15/04 @ $100.00)++     (B , B2)      08/15/06   11.500         265,625
       700      Tembec Industries, Inc., Yankee Company
                 Guaranteed, Senior Unsecured Notes
                 (Callable 6/30/04 @ $104.31)                       (BB+ , Ba1)    06/30/09    8.625         686,000
                                                                                                       -------------
                                                                                                           6,218,005
                                                                                                       -------------
PHARMACEUTICALS (0.2%)
       100      aaiPharma, Inc., Global Company Guaranteed
                 Notes (Callable 4/01/06 @ $105.50)                 (B- , Caa1)    04/01/10   11.000         111,500
       500      Alpharma, Inc., Rule 144A, Senior Notes
                 (Callable 5/01/07 @ $104.31)++                      (B+ , B3)     05/01/11    8.625         501,250
                                                                                                       -------------
                                                                                                             612,750
                                                                                                       -------------
PUBLISHING (2.4%)
       600      American Color Graphics, Rule 144A, Notes
                 (Callable 6/15/07 @ $105)++                         (B , B3)      06/15/10   10.000         646,500
       750      Canwest Media, Inc., Series B, Global Company
                 Guaranteed Notes (Callable 4/15/08 @ $103.81)       (B- , B1)     04/15/13    7.625         823,125
       200      Dex Media East LLC, Global Company Guaranteed
                 Notes (Callable 11/15/06 @ $104.94)                 (B , B2)      11/15/09    9.875         227,500
       600      Haights Cross Operating, Rule 144A,
                 Senior Notes (Callable 8/15/08 @ $105.88)++       (CCC+ , Caa1)   08/15/11   11.750         627,000
       600      Hollinger, Inc., Rule 144A, Senior Notes
                 (Callable 3/01/07 @ 105.94)++                       (B , B3)      03/01/11   11.875         663,000
       250      Houghton Mifflin Co., Global Senior Subordinated
                 Notes (Callable 2/01/08 @ $104.94)                  (B , B3)      02/01/13    9.875         271,563
       550      Liberty Group Operating, Inc., Company
                 Guaranteed Notes (Callable 2/01/04 @ $103.125)    (CCC+ , Caa1)   02/01/08    9.375         547,250
       500      Moore North American Finance, Rule 144A,
                 Senior Notes (Callable 1/15/07 @ $103.94)++        (BB- , B1)     01/15/11    7.875         542,500
       750      Morris Publishing Group LLC, Rule 144A, Senior
                 Subordinated Notes
                 (Callable 8/01/08 @ $103.50)++                     (B+ , Ba3)     08/01/13    7.000         768,750
       425      Primedia, Inc., Global Company Guaranteed,
                 Senior Unsecured Notes
                 (Callable 5/15/06 @ $104.44)                        (B , B3)      05/15/11    8.875         440,937
       500      Primedia, Inc., Rule 144A, Senior Notes
                 (Callable 5/15/08 @ $104.00)++                      (B , B3)      05/15/13    8.000         511,250

                 See Accompanying Notes to Financial Statements.

   PAR                                                               RATINGS+
  (000)                                                            (S&P/MOODY'S)   MATURITY   RATE%        VALUE
  -----                                                            -------------   --------   -----        -----
CORPORATE BONDS
PUBLISHING
$      375      Sun Media Corp., Rule 144A, Senior Notes
                 (Callable 2/15/08 @ $103.81)++                     (B- , Ba3)     02/15/13    7.625   $     403,125
                                                                                                       -------------
                                                                                                           6,472,500
                                                                                                       -------------
RESTAURANTS (0.7%)
       552      American Restaurant Group, Inc., Series D,
                 Company Guaranteed Notes
                 (Callable 11/01/04 @ $105.75)                       (B- , B3)     11/01/06   11.500         389,160
       250      CKE Restaurants, Inc., Company Guaranteed
                 Notes (Callable 5/01/04 @ $104.56)                 (CCC+ , B3)    05/01/09    9.125         255,000
       600      Friendly Ice Cream Corp., Company Guaranteed,
                 Senior Notes (Callable 12/01/03 @ $103.50)          (B- , B3)     12/01/07   10.500         624,750
       450      Perkins Family Restaurant LP, Series B, Senior
                 Notes (Callable 12/15/03 @ $103.38)~                (B+ , B1)     12/15/07   10.125         452,250
       330      Sbarro, Inc., Company Guaranteed, Senior Notes
                 (Callable 9/15/04 @ $105.50)~                       (B+ , B2)     09/15/09   11.000         287,513
                                                                                                       -------------
                                                                                                           2,008,673
                                                                                                       -------------
RETAIL-FOOD & DRUG (1.3%)
       450      Great Atlantic & Pacific Tea Company, Inc.,
                 Senior Notes (Callable 12/15/06 @ $104.56)          (B+ , B3)     12/15/11    9.125         382,500
       300      Herbalife International, Inc., Global Company
                 Guaranteed Notes (Callable 7/15/06 @ $105.88)       (B , B3)      07/15/10   11.750         346,500
       400      Merisant Co., Rule 144A, Company Guaranteed
                 Notes (Callable 7/15/08 @ $104.75)++                (B , B2)      07/15/13    9.500         434,000
       200      Nutritional Sourcing Corp., Notes
                 (Callable 6/05/04 @ $102.00)                        (NR , NR)     08/01/09   10.125         137,000
        50      Pantry, Inc., Company Guaranteed Notes
                 (Callable 10/15/04 @ $101.71)                       (B- , B3)     10/15/07   10.250          52,000
       800      Rite Aid Corp., Rule 144A, Global Secured Notes
                 (Callable 5/01/07 @ $104.06)++                      (B+ , B2)     05/01/10    8.125         860,000
       600      Rite Aid Corp., Rule 144A, Notes++                  (B- , Caa2)    12/15/08    6.125         576,000
       100      Swift & Co., Global Company Guaranteed Notes
                 (Callable 10/01/06 @ $105.06)                       (B+ , B1)     10/01/09   10.125         113,000
       600      Swift & Co., Rule 144A, Senior Subordinated
                 Notes (Callable 10/01/06 @ $106.25)++               (B , B2)      01/01/10   12.500         684,000
                                                                                                       -------------
                                                                                                           3,585,000
                                                                                                       -------------
RETAIL STORES (1.8%)
       450      AutoNation, Inc., Global Company
                 Guaranteed Notes                                   (BB+ , Ba2)    08/01/08    9.000         515,250
       250      Cole National Group, Inc., Global Senior
                 Subordinated Notes (Callable 5/15/07 @ $104.44)     (B , B2)      05/15/12    8.875         266,875
       100      CSK Auto, Inc., Global Company Guaranteed
                 Notes (Callable 12/15/04 @ $106.00)                 (B , B2)      06/15/06   12.000         113,000
        66      Dillard's, Inc., Notes                              (BB+ , Ba3)    08/01/04    6.430          67,650

                 See Accompanying Notes to Financial Statements.

   PAR                                                               RATINGS+
  (000)                                                            (S&P/MOODY'S)   MATURITY   RATE%        VALUE
  -----                                                            -------------   --------   -----        -----
CORPORATE BONDS
RETAIL STORES
$      250      Jostens, Inc., Senior Subordinated Notes
                 (Callable 5/01/05 @ $106.38)                        (B , B3)      05/01/10   12.750   $     291,250
       755      Leslie's Poolmart, Senior Notes
                 (Callable 7/15/05 @ $102.59)                        (B- , B2)     07/15/08   10.375         758,775
       100      Michaels Stores, Inc., Senior Notes
                 (Callable 7/01/05 @ $104.62)                       (BB , Ba1)     07/01/09    9.250         110,750
       800      Nebraska Book Co., Senior Subordinated Notes
                 (Callable 2/15/04 @ $102.92)                        (B- , B3)     02/15/08    8.750         828,000
       500      Pep Boys - Manny, Moe & Jack, Notes                 (BB- , B2)     06/01/05    7.000         508,750
       500      Pep Boys - Manny, Moe & Jack, Series
                 MTNB, Notes                                        (BB- , B2)     07/07/06    6.920         506,250
       800      United Auto Group, Inc., Global Company
                 Guaranteed, Senior Secured Notes
                 (Callable 3/15/07 @ $104.81)                        (B , B3)      03/15/12    9.625         888,000
                                                                                                       -------------
                                                                                                           4,854,550
                                                                                                       -------------
SATELLITE (0.9%)
       750      EchoStar DBS Corp., Rule 144A, Senior Notes++       (BB- , Ba3)    10/01/11    6.375         750,000
       750      EchoStar DBS Corp., Senior Notes
                 (Callable 2/01/04 @ $104.69)                       (BB- , Ba3)    02/01/09    9.375         796,875
       575      Pegasus Communications Corp., Senior Notes
                 (Callable 8/01/04 @ $104.17)                       (CCC- , Ca)    08/01/07   12.500         485,875
       100      Pegasus Communications Corp., Series B,
                 Senior Notes                                       (CCC- , Ca)    10/15/05    9.625          83,750
       100      Pegasus Communications Corp., Series B, Senior
                 Notes (Callable 12/01/03 @ $103.25)                (CCC- , Ca)    12/01/06    9.750          83,500
       100      Pegasus Satellite Communication, Global Senior
                 Notes (Callable 8/01/04 @ $110.00)                 (CCC- , Ca)    08/01/06   12.375          85,500
       350      Pegasus Satellite Communication, Senior
                 Discount Notes (Callable 3/01/04 @ $106.75)|       (CCC- , C)     03/01/07   13.500         247,625
                                                                                                       -------------
                                                                                                           2,533,125
                                                                                                       -------------
SECONDARY OIL & GAS PRODUCERS (1.9%)
       250      Compton Petroleum Corp., Global Senior Notes
                 (Callable 5/15/06 @ $104.95)                        (B , B2)      05/15/09    9.900         275,000
       650      Continental Resources, Inc., Company
                 Guaranteed, Senior Subordinated Notes
                 (Callable 8/01/04 @ $103.42)                      (CCC+ , Caa1)   08/01/08   10.250         641,875
       300      Forest Oil Corp., Global Senior Notes               (BB , Ba3)     06/15/08    8.000         322,500
       250      Houston Exploration Co., Rule 144A, Senior
                 Subordinated Notes
                 (Callable 6/15/08 @ $103.50)++                      (B+ , B2)     06/15/13    7.000         254,375
       106      Magnum Hunter Resources, Inc., Company
                 Guaranteed, Senior Notes
                 (Callable 6/01/04 @ $101.67)~                       (B+ , B2)     06/01/07   10.000         110,107

                 See Accompanying Notes to Financial Statements.

   PAR                                                               RATINGS+
  (000)                                                            (S&P/MOODY'S)   MATURITY   RATE%        VALUE
  -----                                                            -------------   --------   -----        -----
CORPORATE BONDS
SECONDARY OIL & GAS PRODUCERS
$    1,000      Plains Exploration & Production Company LP,
                 Global Senior Subordinated Notes
                 (Callable 7/01/07 @ $104.38)                        (B , B2)      07/01/12    8.750   $   1,095,000
       200      Plains Exploration & Production Company LP,
                 Series B, Global Company Guaranteed,
                 Senior Subordinated Notes
                 (Callable 7/01/07 @ $104.38)                        (B , B2)      07/01/12    8.750         219,000
       150      Pogo Producing Co., Series B, Senior
                 Subordinated Notes
                 (Callable 4/15/06 @ $104.13)                       (BB , Ba3)     04/15/11    8.250         166,500
       250      SEMCO Energy, Inc., Rule 144A, Senior Notes++       (BB , Ba2)     05/15/08    7.125         256,250
       500      SEMCO Energy, Inc., Rule 144A, Senior Notes
                 (Callable 5/15/08 @ $103.88)++                     (BB , Ba2)     05/15/13    7.750         517,500
       200      Vintage Petroleum, Inc., Global Senior
                 Subordinated Notes
                 (Callable 5/15/06 @ $103.94)                        (B , B1)      05/15/11    7.875         212,500
     1,000      Wiser Oil Co., Company Guaranteed, Senior
                 Subordinated Notes
                 (Callable 5/15/04 @ $101.58)                      (CCC+ , Caa3)   05/15/07    9.500         970,000
                                                                                                       -------------
                                                                                                           5,040,607
                                                                                                       -------------
SERVICES-OTHER (5.2%)
       188      AP Holdings, Inc., Senior Discount Notes
                 (Callable 3/15/04 @ 103.75)#                        (NR , C)      03/15/08   11.250          29,140
       650      Aviall, Inc., Senior Notes
                 (Callable 7/01/07 @ $103.81)                        (BB , B1)     07/01/11    7.625         680,875
       400      Brand Services, Inc., Global Company Guaranteed
                 Notes (Callable 10/15/07 @ $106.00)                 (B- , B3)     10/15/12   12.000         448,000
       200      Brickman Group, Ltd., Series B, Global Company
                 Guaranteed Notes (Callable 12/15/06 @ $105.88)      (B , B2)      12/15/09   11.750         229,000
       300      Casella Waste Systems, Inc., Global Senior
                 Subordinated Notes (Callable 2/01/08 @ $104.88)     (B , B3)      02/01/13    9.750         330,000
       500      Corrections Corporation of America, Rule 144A,
                 Senior Notes (Callable 5/01/07 @ $103.75)++         (B , B1)      05/01/11    7.500         525,000
       500      Corrections Corporation of America, Senior Notes
                 (Callable 5/01/07 @ $103.75)                        (B , B1)      05/01/11    7.500         525,000
       300      Diamond Triumph Auto Glass, Inc., Company
                 Guaranteed Notes (Callable 4/01/04 @ $103.08)       (B , B3)      04/01/08    9.250         271,500
       500      Great Lakes Dredge & Dock, Company
                 Guaranteed, Senior Subordinated Notes
                 (Callable 8/15/04 @ $103.75)                        (B- , B3)     08/15/08   11.250         530,000
       500      IESI Corp., Global Company Guaranteed Notes
                 (Callable 6/15/07 @ $105.13)                        (B- , B3)     06/15/12   10.250         543,750
     1,000      Iron Mountain, Inc., Company Gauranteed Notes
                 (Callable 1/15/08 @ $103.88)                        (B , B2)      01/15/15    7.750       1,072,500

                 See Accompanying Notes to Financial Statements.

   PAR                                                               RATINGS+
  (000)                                                            (S&P/MOODY'S)   MATURITY   RATE%        VALUE
  -----                                                            -------------   --------   -----        -----
CORPORATE BONDS
SERVICES-OTHER
$      325      Iron Mountain, Inc., Company Guaranteed Notes
                 (Callable 4/01/06 @ $104.31)                        (B , B2)      04/01/13    8.625   $     356,687
       800      Iron Mountain, Inc., Company Guaranteed Notes
                 (Callable 7/01/08 @ $103.31)                        (B , B2)      01/01/16    6.625         784,000
       945      La Petite Academy, Inc., Series B, Company
                 Guaranteed Notes (Callable 5/15/04 @ $103.33)       (CC , Ca)     05/15/08   10.000         581,175
       600      LNR Property Corp., Rule 144A, Senior
                 Subordinated Notes
                 (Callable 10/15/08 @ $103.63)++                    (B+ , Ba3)     10/15/13    7.250         609,000
       250      Mail-Well, Inc., Global Company Guaranteed
                 Notes (Callable 3/15/07 @ $104.81)                 (BB- , B1)     03/15/12    9.625         281,875
       250      Mail-Well, Inc., Series B, Company Guaranteed,
                 Senior Subordinated Notes
                 (Callable 12/15/03 @ $104.38)~                      (B , B3)      12/15/08    8.750         253,125
     1,000      Muzak LLC/Muzak Finance, Global Senior Notes
                 (Callable 2/15/06 @ $105.00)                        (B- , B3)     02/15/09   10.000       1,057,500
       200      Protection One Alarm Monitor, Series B, Global
                 Company Guaranteed Notes~                         (CCC+ , Caa3)   01/15/09    8.125         155,000
       800      Quintiles Transnational Corp., Rule 144A, Senior
                 Subordinated Notes
                 (Callable 10/01/08 @ $105.00)++                     (B , B3)      10/01/13   10.000         848,000
       700      Rent-A-Center, Inc., Series B, Global Company
                 Guaranteed Notes (Callable 5/01/06 @ $103.75)       (B+ , B1)     05/01/10    7.500         745,500
     1,000      Salton, Inc., Global Senior Subordinated Notes
                 (Callable 4/15/05 @ $106.13)~                       (B- , B3)     04/15/08   12.250         990,000
       250      Standard Parking Corp., Company Guaranteed,
                 Senior Subordinated Notes
                 (Callable 3/15/04 @ $103.08)                       (CC , Caa3)    03/15/08    9.250          98,750
     1,000      United Rentals, Inc., Rule 144A, Senior
                 Subordinated Notes
                 (Callable 11/15/08 @ $103.88)++                     (B+ , B2)     11/15/13    7.750       1,002,500
       200      United Rentals, Inc., Series B, Company
                 Guaranteed, Senior Subordinated Notes
                 (Callable 1/15/04 @ $104.63)~                       (B+ , B2)     01/15/09    9.250         211,500
       250      Volume Services America, Inc., Company
                 Guaranteed, Senior Subordinated Notes
                 (Callable 3/01/04 @ $105.62)                        (B- , B3)     03/01/09   11.250         268,750
     1,015      Werner Holding Co., Inc., Series A, Company
                 Guaranteed Notes (Callable 11/15/03 @ $103.33)~     (B- , B2)     11/15/07   10.000         766,325
                                                                                                       -------------
                                                                                                          14,194,452
                                                                                                       -------------
TECHNOLOGY (1.8%)
       200      AMI Semiconductor, Inc., Global Company
                 Guaranteed Notes (Callable 2/1/08 @ $105.38)         (B , B3)     02/01/13   10.750         233,000
       200      Amkor Technology, Inc., Rule 144A, Global Senior
                 Notes (Callable 5/15/08 @ $103.88)++                 (B , B1)     02/15/08    9.250         225,000

                 See Accompanying Notes to Financial Statements.

   PAR                                                               RATINGS+
  (000)                                                            (S&P/MOODY'S)   MATURITY   RATE%        VALUE
  -----                                                            -------------   --------   -----        -----
CORPORATE BONDS
TECHNOLOGY
$      800      Amkor Technology, Inc., Rule 144A, Senior Notes
                 (Callable 5/15/08 @ $103.88)++~                     (B , B1)      05/15/13    7.750   $     856,000
       500      DigitalNet Holdings, Inc., Rule 144A,
                 Senior Notes (Callable 7/15/07 @ $104.50)++         (B , B2)      07/15/10    9.000         547,500
       925      Lucent Technologies, Inc., Notes~                   (B- , Caa1)    07/15/06    7.250         948,125
     1,000      Lucent Technologies, Inc., Notes~                   (B- , Caa1)    11/15/08    5.500         935,000
       250      Sanmina-SCI Corp., Rule 144A, Secured Notes
                 (Callable 1/15/07 @ $105.19)++                     (BB- , Ba2)    01/15/10   10.375         296,250
       750      Thomas & Betts Corp., Notes
                 (Callable 6/01/08 @ $103.63)                       (BBB- , Ba1)   06/01/13    7.250         768,750
                                                                                                       -------------
                                                                                                           4,809,625
                                                                                                       -------------
TEXTILE/APPAREL/SHOE MANUFACTURING (2.1%)
       200      Advanced Glassfiber Yarns LLC, Senior
                 Subordinated Notes
                 (Callable 1/15/04 @ $105.06)#                       (NR , NR)     01/15/09    9.875          11,000
       200      BGF Industries, Inc., Series B, Senior
                 Subordinated Notes
                 (Callable 1/15/04 @ $105.25)                        (CC , Ca)     01/15/09   10.250         148,000
       300      Levi Strauss & Co., Global Senior Notes
                 (Callable 1/15/05 @ $105.81)~                       (B , Ca)      01/15/08   11.625         259,500
       850      Levi Strauss & Co., Global Senior Notes
                 (Callable 12/15/07 @ $106.13)~                      (B , Ca)      12/15/12   12.250         709,750
     1,000      Oxford Industries, Inc., Rule 144A, Senior Notes
                 (Callable 6/01/07 @ $104.44)++                      (B , B2)      06/01/11    8.875       1,081,250
       500      Perry Ellis International, Inc., Rule 144A, Senior
                 Subordinated Notes
                 (Callable 9/15/08 @ $104.44)++                      (B- , B3)     09/15/13    8.875         521,250
     1,000      Phillips-Van Heusen Corp, Rule 144A,
                 Senior Notes (Callable 5/01/08 @ $104.06)++        (BB- , B2)     05/01/13    8.125       1,060,000
       200      Russell Corp., Global Company Guaranteed Notes
                 (Callable 5/01/06 @ $104.63)                        (BB , B1)     05/01/10    9.250         211,000
       315      Simmons Co., Series B, Senior Subordinated
                 Notes (Callable 3/15/04 @ $105.12)                  (B- , B2)     03/15/09   10.250         337,050
       350      Tropical Sportswear International Corp., Series A,
                 Company Guaranteed, Senior Subordinated
                 Notes (Callable 6/15/04 @ $103.67)                  (B- , B3)     06/15/08   11.000         332,500
       900      Warnaco, Inc., Rule 144A, Senior Notes
                 (Callable 6/15/08 @ $104.44)++                      (B , B2)      06/15/13    8.875         967,500
                                                                                                       -------------
                                                                                                           5,638,800
                                                                                                       -------------
TRANSPORTATION/OTHER (0.6%)
       150      Kansas City Southern Railway, Global Company
                 Guaranteed, Senior Notes                           (BB- , Ba2)    10/01/08    9.500         165,750
       500      North American Van Lines, Inc., Global Company
                 Guaranteed Notes (Callable 12/01/04 @ $106.69)      (B- , B3)     12/01/09   13.375         577,500

                 See Accompanying Notes to Financial Statements.

   PAR                                                               RATINGS+
  (000)                                                            (S&P/MOODY'S)   MATURITY   RATE%        VALUE
  -----                                                            -------------   --------   -----        -----
CORPORATE BONDS
TRANSPORTATION/OTHER
$      500      Overseas Shipholding Group, Inc., Rule 144A,
                 Senior Notes (Callable 3/15/08 @ $104.12)++        (BB+ , Ba1)    03/15/13    8.250   $     532,500
       300      Teekay Shipping Corp., Global Senior Notes          (BB- , Ba2)    07/15/11    8.875         337,500
       250      Ultrapetrol (Bahamas), Ltd., First Mortgage
                 Notes (Callable 4/01/04 @ $103.50)^                (BB- , B1)     04/01/08   10.500         150,000
                                                                                                       -------------
                                                                                                           1,763,250
                                                                                                       -------------
UTILITIES (4.5%)
       169      AES Corp., Rule 144A, Secured Notes
                 (Callable 12/15/04 @ $100.00)++                     (BB , B2)     07/15/05   10.000         175,169
       750      AES Corp., Rule 144A, Senior Secured Notes
                 (Callable 5/15/08 @ $104.50)++                      (B+ , B2)     05/15/15    9.000         806,250
       849      AES Corp., Senior Notes                              (B- , B3)     12/31/08    8.000         844,755
        77      AES Corp., Senior Unsecured Notes~                   (B- , B3)     06/01/09    9.500          82,390
        31      AES Corp., Senior Unsecured Notes                    (B- , B3)     02/15/11    8.875          32,008
       134      Caithness Coso Fund Corp., Series B,
                 Senior Secured Notes                               (BB , Ba3)     12/15/09    9.050         143,768
     1,250      Calpine Corp., Rule 144A, Secured Notes
                 (Callable 7/15/07 @ $104.25)++,~                    (B , NR)      07/15/10    8.500       1,150,000
       450      Calpine Corp., Senior Notes~                         (B+ , B1)     04/15/09    7.750         315,000
       265      Calpine Corp., Senior Notes~                         (B+ , B1)     08/15/10    8.625         190,137
     1,075      Calpine Corp., Senior Notes~                         (B+ , B1)     02/15/11    8.500         774,000
       500      CMS Energy Corp., Rule 144A, Senior Notes++          (B+ , B3)     08/01/10    7.750         511,250
       300      CMS Energy Corp., Senior Notes~                      (B+ , B3)     11/15/04    7.625         307,500
       500      CMS Energy Corp., Senior Notes                       (B+ , B3)     07/15/08    8.900         530,000
       790      CMS Energy Corp., Senior Notes~                      (B+ , B3)     01/15/09    7.500         807,775
       987      Cogentrix Energy, Inc., Series B, Company
                 Guaranteed, Senior Notes                            (BB , B1)     10/15/08    8.750       1,000,571
       272      ESI Tractebel Acquisition Corp., Series B,
                 Company Guaranteed Notes
                 (Callable 6/30/08 @ $101.84)                       (BB , Ba1)     12/30/11    7.990         282,200
     1,700      Mirant Americas Generation Corp., Senior Notes~      (B , B3)      05/01/06    7.625       1,419,500
       252      National Waterworks, Inc., Series B, Global
                 Company Guaranteed Notes
                 (Callable 12/01/07 @ $105.25)                       (B , B3)      12/01/12   10.500         283,500
       650      Prestolite Electric, Inc., Company Guaranteed
                 Notes (Callable 2/01/04 @ $103.21)                 (B- , Caa1)    02/01/08    9.625         654,063
       900      PSEG Energy Holdings LLC, Global Notes              (BB- , Ba3)    04/16/07    7.750         913,500
     1,050      TNP Enterprises, Inc., Senior Subordinated Notes
                 (Callable 4/01/05 @ $105.13)                       (BB+ , Ba3)    04/01/10   10.250       1,113,000
                                                                                                       -------------
                                                                                                          12,336,336
                                                                                                       -------------
WIRELESS (4.2%)
       600      AirGate PCS, Inc., Senior Subordinated Notes
                 (Callable 10/01/04 @ $106.75)|                     (CC , Caa2)    10/01/09   13.500         408,000

                 See Accompanying Notes to Financial Statements.

   PAR                                                               RATINGS+
  (000)                                                            (S&P/MOODY'S)   MATURITY   RATE%        VALUE
  -----                                                            -------------   --------   -----        -----
CORPORATE BONDS
WIRELESS
$    1,095      Alamosa Holdings, Inc., Company Guaranteed,
                 Senior Subordinted Notes
                 (Callable 2/15/05 @ $106.44)|                      (C , Caa3)     02/15/10   12.875   $     859,575
       600      Centennial Communications, Rule 144A, Company
                 Guaranteed Notes
                 (Callable 6/15/08 @ $105.06)++                    (CCC+ , Caa1)   06/15/13   10.125         624,000
       450      Centennial Communications, Senior Subordinated
                 Notes (Callable 12/15/03 @ $105.38)~              (CCC+ , Caa2)   12/15/08   10.750         452,250
     1,000      Dobson Communications Corp., Rule 144A,
                 Senior Notes (Callable 10/01/08 @ $104.44)++       (CCC+ , B3)    10/01/13    8.875       1,020,000
       500      iPCS, Inc., Senior Discount Notes
                 (Callable 7/15/05 @ $107.00)#                       (D , Ca)      07/15/10   14.000          52,500
       950      IWO Holdings, Inc., Global Company Guaranteed,
                 Senior Notes (Callable 1/15/06 @ $107.00)           (C , Ca)      01/15/11   14.000         171,000
       250      Nextel Communications, Inc., Senior Discount
                 Notes (Callable 2/15/04 @ $103.32)                  (B , B3)      02/15/08    9.950         263,750
       200      Nextel Communications, Inc., Senior Notes
                 (Callable 11/15/04 @ $104.69)                       (B+ , B2)     11/15/09    9.375         219,000
       750      Nextel Communications, Inc., Senior Notes
                 (Callable 8/01/08 @ $103.69)                        (B+ , B2)     08/01/15    7.375         783,750
     1,500      Nextel Partners, Inc., Rule 144A, Senior Notes
                 (Callable 7/01/07 @ $104.06)++,~                  (CCC+ , Caa1)   07/01/11    8.125       1,548,750
       850      Nextel Partners, Inc., Senior Notes
                 (Callable 3/15/05 @ $105.50)~                     (CCC+ , Caa1)   03/15/10   11.000         945,625
       400      Rogers Cantel, Inc., Yankee Senior Notes,
                 Debentures (Callable 6/01/04 @ $103.13)            (BB+ , Ba3)    06/01/08    9.375         420,500
       125      Rogers Wireless Communications, Inc.,
                 Global Secured Notes                               (BB+ , Ba3)    05/01/11    9.625         145,625
       800      Rural Cellular Corp., Global Senior Subordinated
                 Notes ( Callable 1/15/06 @ $104.88)~              (CCC+ , Caa1)   01/15/10    9.750         720,000
       250      Triton PCS, Inc., Global Company Guaranteed
                 Notes (Callable 11/15/06 @ $104.38)~                (B- , B3)     11/15/11    8.750         241,250
       200      Triton PCS, Inc., Global Company Guaranteed
                 Notes (Callable 2/01/06 @ $104.69)~                 (B- , B3)     02/01/11    9.375         198,500
       800      Triton PCS, Inc., Global Company Guaranteed
                 Notes (Callable 6/01/08 @ $104.25)                  (B+ , B2)     06/01/13    8.500         846,000
     1,080      US Unwired, Inc., Series B, Company Guaranteed,
                 Senior Discount Notes
                 (Callable 11/01/04 @ $106.69)|                     (C , Caa2)     11/01/09   13.375         707,400
       800      Western Wireless Corp., Rule 144A, Senior Notes
                 (Callable 7/15/08 @ $104.62)++                    (CCC , Caa2)    07/15/13    9.250         840,000
                                                                                                       -------------
                                                                                                          11,467,475
                                                                                                       -------------
TOTAL CORPORATE BONDS (Cost $241,539,593)                                                                256,670,303
                                                                                                       -------------

                 See Accompanying Notes to Financial Statements.

   PAR                                                               RATINGS+
  (000)                                                            (S&P/MOODY'S)   MATURITY   RATE%        VALUE
  -----                                                            -------------   --------   -----        -----
FOREIGN BONDS (0.3%)
CABLE (0.1%)
$      300      Videotron LTEE, Rule 144A, Senior Notes
                 (Callable 1/15/09 @ $103.44) (Canada)++            (B+ , Ba3)     01/15/14    6.875   $     311,250
                                                                                                       -------------
CHEMICALS (0.2%)
       550      Acetex Corp., Rule 144A, Senior Notes
                 (Callable 8/1/05 @ $105.44) (Euro)++                (B+ , B2)     08/01/09   10.875         618,750
                                                                                                       -------------
TOTAL FOREIGN BONDS (Cost $897,875)                                                                          930,000
                                                                                                       -------------
CONVERTIBLE BONDS (0.5%)
COMPETITIVE LOCAL EXCHANGE CARRIER (CLEC) (0.3%)
     1,000      Nortel Networks Corp., Global Notes
                 (Callable 9/07/04 @ $102.12)                        (B , B3)      09/01/08    4.250         952,290
                                                                                                       -------------
OIL EQUIPMENT (0.2%)
       450      Key Energy Services, Inc.                           (B+ , Ba3)     09/15/04    5.000         435,420
                                                                                                       -------------
TOTAL CONVERTIBLE BONDS (Cost $1,336,458)                                                                  1,387,710
                                                                                                       -------------

     NUMBER
       OF
     SHARES
     ------
COMMON STOCKS (0.1%)
SECONDARY OIL & GAS PRODUCERS (0.0%)
     1,176      Southwest Royalties, Inc.*^                                                                   17,793
                                                                                                       -------------
WIRELESS (0.1%)
    22,527      Dobson Communications Corp., Class A*                                                        195,312
                                                                                                       -------------
TOTAL COMMON STOCKS (Cost $183,821)                                                                          213,105
                                                                                                       -------------
PREFERRED STOCKS (0.4%)
BROADCAST/OUTDOOR (0.4%)
      106       Paxson Communications Corp.*                                                                 999,050
                                                                                                       -------------
WIRELESS (0.0%)
    24,000      Dobson Communications Corp.*                                                                  25,740
       350      Dobson Communications Corp., Rule 144A
                 (Callable 8/19/05 @ $106.00)++                                                               71,050
                                                                                                       -------------
                                                                                                              96,790
                                                                                                       -------------
TOTAL PREFERRED STOCKS (Cost $942,983)                                                                     1,095,840
                                                                                                       -------------

                 See Accompanying Notes to Financial Statements.

 NUMBER OF
  SHARES                                                                           MATURITY   RATE%        VALUE
  ------                                                                           --------   -----        -----
WARRANTS (0.0%)
BROADBAND (0.0%)
     100        GT Group Telecom, Inc., Rule 144A, expires
                 February 2010*,++(Cost $2,500)                                                        $          88
                                                                                                       -------------

    PAR
   (000)
   -----
SHORT-TERM INVESTMENTS (14.4%)
$    5,423      State Street Bank and Trust Co.
                 Euro Time Deposit                                                 11/03/03    0.750       5,423,000
    33,625      Suntrust Bank Time Deposit~~                                       11/03/03    1.031      33,625,105
                                                                                                       -------------
TOTAL SHORT-TERM INVESTMENTS (Cost $39,048,105)                                                           39,048,105
                                                                                                       -------------
TOTAL INVESTMENTS AT VALUE (110.1%) (Cost $283,951,335)                                                  299,345,151
LIABILITIES IN EXCESS OF OTHER ASSETS (-10.1%)                                                           (27,401,732)
                                                                                                       -------------
NET ASSETS (100.0%)                                                                                    $ 271,943,419
                                                                                                       =============

+ Credit ratings given by the Standard & Poor's Division of The McGraw-Hill Companies, Inc. ("S&P") and Moody's Investors Service, Inc. ("Moody") are unaudited.

++ Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2003, these securities amounted to a value of $86,139,349 or 31.7% of net assets.

| Step Bond - The interest rate is as of October 31, 2003 and will reset at a future date.

#  Security in default.

*  Non-income producing security.

^ Not readily marketable security; security is valued at fair value as determined in good faith by the Board of Trustees.

~  Security or portion thereof is out on loan.

~~ Represents security purchased with cash collateral received for securities on loan

                 See Accompanying Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES
October 31, 2003

ASSETS
    Investments at value, including collateral for securities on loan of
      $33,625,105 (Cost $283,951,335) (Note 1)                                  $   299,345,151(1)
    Cash                                                                                    555
    Interest receivable                                                               6,410,913
    Receivable for fund shares sold                                                   4,308,038
    Receivable for investments sold                                                     267,828
    Receivable from Investment adviser (Note 2)                                         208,599
    Prepaid expenses and other assets                                                    33,521
                                                                                ---------------
      Total Assets                                                                  310,574,605
                                                                                ---------------
LIABILITIES
    Administrative services fee payable (Note 2)                                         72,698
    Distribution fee payable (Note 2)                                                   140,688
    Payable upon return of securities loaned (Note 1)                                33,625,105
    Payable for investments purchased                                                 3,575,560
    Dividend payable                                                                  1,074,945
    Payable for fund shares redeemed                                                     76,670
    Trustees' fee payable                                                                 1,993
    Other accrued expenses payable                                                       63,527
                                                                                ---------------
      Total Liabilities                                                              38,631,186
                                                                                ---------------
NET ASSETS
    Capital stock, $0.001 par value (Note 5)                                             32,824
    Paid-in capital (Note 5)                                                        258,470,672
    Accumulated net investment loss                                                     (16,587)
    Accumulated net realized loss on investments                                     (1,937,306)
    Net unrealized appreciation from investments                                     15,393,816
                                                                                ---------------
      Net Assets                                                                $   271,943,419
                                                                                ===============
COMMON SHARES
    Net assets                                                                  $     1,029,349
    Shares outstanding                                                                  124,400
                                                                                ---------------
    Net asset value, offering price, and redemption price per share             $          8.27
                                                                                ===============
A SHARES
    Net assets                                                                  $   134,123,405
    Shares outstanding                                                               16,173,688
                                                                                ---------------
    Net asset value and redemption price per share                              $          8.29
                                                                                ===============
    Maximum offering price per share (net asset value/(1-4.75%))                $          8.70
                                                                                ===============
B SHARES
    Net assets                                                                  $    42,535,666
    Shares outstanding                                                                5,143,307
                                                                                ---------------
    Net asset value and offering price per share                                $          8.27
                                                                                ===============
C SHARES
    Net assets                                                                  $    94,254,999
    Shares outstanding                                                               11,382,960
                                                                                ---------------
    Net asset value and offering price per share                                $          8.28
                                                                                ===============

(1)  Including $32,119,068 of securities on loan.

                 See Accompanying Notes to Financial Statements.

STATEMENT OF OPERATIONS
For the Year Ended October 31, 2003

INVESTMENT INCOME (Note 1)
    Interest                                                                    $    15,555,027
    Dividends                                                                            35,905
    Securities lending                                                                   30,725
    Foreign taxes withheld                                                               (1,845)
                                                                                ---------------
      Total investment income                                                        15,619,812
                                                                                ---------------
EXPENSES
    Investment advisory fees (Note 2)                                                   972,467
    Administrative services fees (Note 2)                                               315,247
    Distribution fees (Note 2)                                                        1,018,228
    Legal fees                                                                           64,735
    Registration fees                                                                    62,097
    Transfer agent fees (Note 2)                                                         61,432
    Printing fees (Note 2)                                                               32,159
    Custodian fees                                                                       29,470
    Audit fees                                                                           20,563
    Insurance expense                                                                     8,559
    Interest expense                                                                      7,055
    Trustees' fees                                                                        6,647
    Miscellaneous expense                                                                 5,659
                                                                                ---------------
      Total expenses                                                                  2,604,318
    Less: fees waived (Note 2)                                                         (217,783)
                                                                                ---------------
      Net expenses                                                                    2,386,535
                                                                                ---------------
       Net investment income                                                         13,233,277
                                                                                ---------------
NET REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS
    Net realized gain from investments                                                1,239,437
    Net change in unrealized appreciation (depreciation) from investments            16,738,801
                                                                                ---------------
    Net realized and unrealized gain from investments                                17,978,238
                                                                                ---------------
    Net increase in net assets resulting from operations                        $    31,211,515
                                                                                ===============

                 See Accompanying Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 FOR THE YEAR       FOR THE YEAR
                                                                                    ENDED              ENDED
                                                                               OCTOBER 31, 2003   OCTOBER 31, 2002
                                                                               ----------------   ----------------
FROM OPERATIONS
  Net investment income                                                         $    13,233,277   $     1,253,765
  Net realized gain (loss) from investments                                           1,239,437        (1,365,146)
  Net change in unrealized appreciation (depreciation) from investments              16,738,801            86,591
                                                                                ---------------   ---------------
    Net increase (decrease) in net assets resulting from operations                  31,211,515           (24,790)
                                                                                ---------------   ---------------
FROM DIVIDENDS
  Dividends from net investment income
  Common Class Shares                                                                  (115,907)         (124,699)
  Class A shares                                                                     (6,660,406)         (757,622)
  Class B shares                                                                     (2,089,668)         (246,942)
  Class C shares                                                                     (4,369,160)         (112,283)
  Class D shares                                                                             --           (59,879)
                                                                                ---------------   ---------------
    Net decrease in net assets resulting from dividends                             (13,235,141)       (1,301,425)
                                                                                ---------------   ---------------
FROM CAPITAL SHARE TRANSACTIONS (Note 5)
  Proceeds from sale of shares                                                      276,882,232        19,366,259
  Reinvestment of dividends                                                           4,643,481           628,234
  Net asset value of shares redeemed                                                (47,677,867)      (11,871,096)
                                                                                ---------------   ---------------
    Net increase in net assets from capital share transactions                      233,847,846         8,123,397
                                                                                ---------------   ---------------
  Net increase in net assets                                                        251,824,220         6,797,182

NET ASSETS
  Beginning of year                                                                  20,119,199        13,322,017
                                                                                ---------------   ---------------
  End of year                                                                   $   271,943,419   $    20,119,199
                                                                                ===============   ===============
Accumulated Net Investment Loss                                                 $       (16,587)  $       (43,027)
                                                                                ===============   ===============

                 See Accompanying Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
(For a Common Class Share of the Fund Outstanding Throughout Each Period)

                                                                              FOR THE YEAR ENDED OCTOBER 31,
                                                                    ---------------------------------------------------
                                                                      2003          2002          2001         2000(1)
                                                                    ---------     ---------     ---------     ---------
PER SHARE DATA
  Net asset value, beginning of period                              $    7.19     $    7.96     $    8.73     $    9.21
                                                                    ---------     ---------     ---------     ---------
INVESTMENT OPERATIONS
  Net investment income                                                  0.70          0.72(2)       0.80          0.21
  Net gain (loss) on investments (both realized and unrealized)          1.08         (0.74)        (0.71)        (0.48)
                                                                    ---------     ---------     ---------     ---------
      Total from investment operations                                   1.78         (0.02)         0.09         (0.27)
                                                                    ---------     ---------     ---------     ---------
LESS DIVIDENDS
  Dividends from net investment income                                  (0.70)        (0.75)        (0.86)        (0.21)
                                                                    ---------     ---------     ---------     ---------
NET ASSET VALUE, END OF PERIOD                                      $    8.27     $    7.19     $    7.96     $    8.73
                                                                    =========     =========     =========     =========
      Total return(3)                                                   25.49%        (0.60)%        0.88%        (2.98)%

RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of period (000s omitted)                          $   1,029     $   1,324     $     599     $     141
    Ratio of expenses to average net assets(4)                           1.10%         1.10%         1.10%         1.10%(5)
    Ratio of net investment income to average
      net assets                                                         8.97%         9.16%         9.98%         9.14%(5)
    Decrease reflected in above operating expense
      ratios due to waivers/reimbursements                               0.14%         2.04%         1.41%         1.58%(5)
  Portfolio turnover rate                                                  20%           86%           41%           44%

(1)  For the period August 1, 2000 (inception date) through October 31, 2000.

(2) Per share information is calculated using the average shares outstanding method.

(3) Total returns are historical and assume changes in share price and reinvestment of all dividends and distributions. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

(4) Interest earned on uninvested cash balances may be used to offset portions of the transfer agent expense. For the years ended October 31, 2003, 2002 and 2001, and for the period ended October 31, 2000, there was no effect on the net operating expense ratio because of transfer agent credits.

(5)  Annualized.

                 See Accompanying Notes to Financial Statements.

(For a Class A Share of the Fund Outstanding Throughout Each Period)

                                                                      FOR THE YEAR ENDED OCTOBER 31,
                                                      -------------------------------------------------------------
                                                        2003         2002         2001          2000       1999(1)
                                                      ---------    ---------    ---------    ---------    ---------
PER SHARE DATA
  Net asset value, beginning of period                $    7.21    $    7.98    $    8.73    $    9.66    $   10.00
                                                      ---------    ---------    ---------    ---------    ---------
INVESTMENT OPERATIONS
  Net investment income                                    0.73         0.72(2)      0.86         0.88         0.56
  Net gain (loss) on investments
    (both realized and unrealized)                         1.05        (0.74)       (0.75)       (0.86)       (0.34)
                                                      ---------    ---------    ---------    ---------    ---------
      Total from investment operations                     1.78        (0.02)        0.11         0.02         0.22
                                                      ---------    ---------    ---------    ---------    ---------
LESS DIVIDENDS AND DISTRIBUTIONS
  Dividends from net investment income                    (0.70)       (0.75)       (0.86)       (0.88)       (0.56)
  Distributions from net realized gains                      --           --           --        (0.07)          --
                                                      ---------    ---------    ---------    ---------    ---------
      Total dividends and distributions                   (0.70)       (0.75)       (0.86)       (0.95)       (0.56)
                                                      ---------    ---------    ---------    ---------    ---------
NET ASSET VALUE, END OF PERIOD                        $    8.29    $    7.21    $    7.98    $    8.73    $    9.66
                                                      =========    =========    =========    =========    =========
      Total return(3)                                     25.44%       (0.56)%       1.13%       (0.06)%       2.19%

RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of period (000s omitted)            $ 134,123    $   9,390    $   8,952    $  10,709    $  10,488
    Ratio of expenses to average net assets(4)             1.10%        1.10%        1.10%        1.10%        1.10%(5)
    Ratio of net investment income to average
      net assets                                           8.58%        9.16%       10.01%        9.35%        8.61%(5)
    Decrease reflected in above operating expense
      ratios due to waivers/reimbursements                 0.14%        1.97%        1.30%        1.58%        1.43%(5)
  Portfolio turnover rate                                    20%          86%          41%          44%         188%

(1)  For the period March 8, 1999 (inception date) through October 31, 1999.

(2) Per share information is calculated using the average shares outstanding method.

(3) Total returns are historical and assume changes in share price, reinvestment of all dividends and distributions and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

(4) Interest earned on uninvested cash balances may be used to offset portions of the transfer expense. For the years ended October 31, 2003, 2002, 2001 and 2000, and for the period ended October 31, 1999, there was no effect on the net operating expense ratio because of transfer agent credits.

(5)  Annualized.

                 See Accompanying Notes to Financial Statements.

(For a Class B Share of the Fund Outstanding Throughout Each Period)

                                                                      FOR THE YEAR ENDED OCTOBER 31,
                                                      ------------------------------------------------------------
                                                        2003         2002         2001         2000        1999(1)
                                                      ---------    ---------    ---------    ---------    ---------
PER SHARE DATA
  Net asset value, beginning of period                $    7.19    $    7.96    $    8.73    $    9.66    $   10.00
                                                      ---------    ---------    ---------    ---------    ---------
INVESTMENT OPERATIONS
  Net investment income                                    0.65         0.65(2)      0.80         0.81         0.50
  Net gain (loss) on investments
    (both realized and unrealized)                         1.07        (0.73)       (0.77)       (0.86)       (0.34)
                                                      ---------    ---------    ---------    ---------    ---------
      Total from investment operations                     1.72        (0.08)        0.03        (0.05)        0.16
                                                      ---------    ---------    ---------    ---------    ---------
LESS DIVIDENDS AND DISTRIBUTIONS
  Dividends from net investment income                    (0.64)       (0.69)       (0.80)       (0.81)       (0.50)
  Distributions from net realized gains                      --           --           --        (0.07)          --
                                                      ---------    ---------    ---------    ---------    ---------
      Total dividends and distributions                   (0.64)       (0.69)       (0.80)       (0.88)       (0.50)
                                                      ---------    ---------    ---------    ---------    ---------
NET ASSET VALUE, END OF PERIOD                        $    8.27    $    7.19    $    7.96    $    8.73    $    9.66
                                                      =========    =========    =========    =========    =========
      Total return(3)                                     24.55%       (1.36)%       0.14%       (0.81)%       1.60%

RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of period (000s omitted)            $  42,536    $   2,860    $   1,667    $   1,313    $   1,447
    Ratio of expenses to average net assets(4)             1.85%        1.85%        1.85%        1.85%        1.85%(5)
    Ratio of net investment income to average
      net assets                                           7.87%        8.35%        9.22%        8.60%        7.83%(5)
    Decrease reflected in above operating expense
      ratios due to waivers/reimbursements                 0.14%        1.97%        1.35%        1.58%        1.43%(5)
  Portfolio turnover rate                                    20%          86%          41%          44%         188%

(1)  For the period March 8, 1999 (inception date) through October 31, 1999.

(2) Per share information is calculated using the average shares outstanding method.

(3) Total returns are historical and assume changes in share price, reinvestment of all dividends and distributions and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

(4) Interest earned on uninvested cash balances may be used to offset portions of the transfer expense. For the years ended October 31, 2003, 2002, 2001 and 2000, and for the period ended October 31, 1999, there was no effect on the net operating expense ratio because of transfer agent credits.

(5)  Annualized.

                 See Accompanying Notes to Financial Statements.

(For a Class C Share of the Fund Outstanding Throughout Each Period)

                                                                              FOR THE YEAR ENDED OCTOBER 31,
                                                                    ---------------------------------------------------
                                                                      2003          2002          2001         2000(1)
                                                                    ---------     ---------     ---------     ---------
PER SHARE DATA
  Net asset value, beginning of period                              $    7.20     $    7.96     $    8.73     $    9.57
                                                                    ---------     ---------     ---------     ---------
INVESTMENT OPERATIONS
  Net investment Income                                                  0.64          0.61(2)       0.80          0.53
  Net gain (loss) on investments
    (both realized and unrealized)                                       1.08         (0.68)        (0.77)        (0.84)
                                                                    ---------     ---------     ---------     ---------
      Total from investment operations                                   1.72         (0.07)         0.03         (0.31)
                                                                    ---------     ---------     ---------     ---------
LESS DIVIDENDS
  Dividends from net investment income                                  (0.64)        (0.69)        (0.80)        (0.53)
                                                                    ---------     ---------     ---------     ---------
      Total dividends                                                   (0.64)        (0.69)        (0.80)        (0.53)
                                                                    ---------     ---------     ---------     ---------
NET ASSET VALUE, END OF PERIOD                                      $    8.28     $    7.20     $    7.96     $    8.73
                                                                    =========     =========     =========     =========
      Total return(3)                                                   24.54%        (1.22)%        0.14%         3.31%

RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of period (000s omitted)                          $  94,255     $   6,545     $     623     $      78
    Ratio of expenses to average net assets(4)                           1.85%         1.85%         1.85%         1.85%(5)
    Ratio of net investment income to average
      net assets                                                         7.86%         8.03%         9.18%         7.57%(5)
    Decrease reflected in above operating expense
      ratios due to waivers/reimbursements                               0.14%         2.61%         1.75%         1.58%(5)
  Portfolio turnover rate                                                  20%           86%           41%           44%

(1)  For the period February 28, 2000 (inception date) through October 31, 2000.

(2) Per share information is calculated using the average shares outstanding method.

(3) Total returns are historical and assume changes in share price, reinvestment of all dividends and distributions and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

(4) Interest earned on uninvested cash balances may be used to offset portions of the transfer agent expense. For the years ended October 31, 2003, 2002 and 2001, and for the period ended October 31, 2000, there was no effect on the net operating expense ratio because of transfer agent credits.

(5)  Annualized.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE HIGH INCOME FUND
NOTES TO FINANCIAL STATEMENTS
October 31, 2003

NOTE 1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

   Credit Suisse High Income Fund (the "Fund"), a portfolio of the Credit Suisse Opportunity Funds (the "Trust"), a Delaware business trust, is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a non-diversified open-end management investment company that seeks to provide a high level of current income and, secondarily, capital appreciation. The Trust was organized under the laws of the State of Delaware as a business trust on May 31, 1995.

   The Fund is authorized to offer four Classes of shares: Common Class, Class A, Class B and Class C shares. Each class of shares represents an equal pro rata interest in the Fund, except that they bear different expenses which reflect the difference in the range of services provided to them. Effective December 12, 2001, Common Class shares closed to new investments, except for reinvestments of dividends. Common Class shareholders may continue to hold Common Class shares but may not add to their accounts. Although no further shares can be purchased, shareholders can redeem their Common Class shares through any available method. Effective March 18, 2002, Class D ceased operations. Class A shares are sold subject to a front-end sales charge up to 4.75%. Class B shares are sold subject to a contingent deferred sales charge which declines from 4.00% to zero depending on the period of time the shares are held. Class C shares are sold subject to a contingent deferred sales charge of 1.00% if redeemed within the first year of purchase.

   A) SECURITY VALUATION -- The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the "Exchange") on each day the Exchange is open for business. Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. The Fund's equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the "Valuation Time"). If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities. Securities and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Fund's Valuation Time but after the close of the securities' primary markets, are valued at fair value as determined in good faith under procedures established by the Board of Trustees. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that this method would not represent fair value.

   B) SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on a trade date basis. Interest income is recorded on the accrual basis. The Fund amortizes premium and accretes discount using the effective interest method. Dividends are recorded on the ex-dividend date. Certain expenses are class-specific expenses and vary by class. Income, expenses (excluding class-specific expenses) and realized/unrealized gains/losses are allocated proportionately to each class of shares based upon the relative net asset value of the outstanding shares of that class. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes.

   C) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income are declared daily and paid monthly. Distributions of net realized capital gains, if any, are declared and paid at least annually. However, to the extent that a net realized capital gain can be reduced by a capital loss carryover, such gain will not be distributed. Income and capital gain distributions are determined in accordance with federal income tax regulations which may differ from accounting principles generally accepted in the United States of America ("GAAP").

   D) FEDERAL INCOME TAXES -- No provision is made for federal taxes as it is the Fund's intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from federal income and excise taxes.

   E) USE OF ESTIMATES -- The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

   F) SHORT-TERM INVESTMENTS -- The Fund, together with other funds/portfolios advised by Credit Suisse Asset Management, LLC ("CSAM"), an indirect, wholly-owned subsidiary of Credit Suisse Group, pools available cash into either a short-term variable rate time deposit issued by State Street Bank and Trust Company ("SSB"), the Fund's custodian, or a money market fund advised by CSAM. The short-term time deposit issued by SSB is a variable rate account classified as a short-term investment.

   G) TBA PURCHASE COMMITMENTS -- The Fund may enter into "TBA" (to be announced) purchase commitments to purchase securities for a fixed price at a future date, typically not exceeding 45 days. TBA purchase commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to settlement date. This risk is in addition to the risk of decline in the Fund's other assets. Unsettled TBA purchase commitments are valued at the current market value of the underlying securities, according to the procedures described above under "Security Valuation".

   H) SECURITIES LENDING -- Loans of securities are required at all times to be secured by collateral at least equal to 102% of the market value of domestic securities on loan including any accrued interest thereon and 105% of the market value of foreign securities on loan including any accrued interest thereon. Cash collateral received by the Fund in connection with securities lending activity is pooled together with cash collateral for other funds/portfolios advised by CSAM and may be invested in a variety of investments, including certain CSAM-advised funds, money market instruments and the AIM Institutional Funds -- Liquid Asset Portfolio. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

   The market value of securities on loan to brokers and the value of collateral held by the Fund with respect to such loans at October 31, 2003 is as follows:

              MARKET VALUE OF                            VALUE OF
             SECURITIES LOANED                      COLLATERAL RECEIVED
             -----------------                      -------------------
               $  32,119,068                            $   33,625,105

   Credit Suisse First Boston ("CSFB"), an affiliate of CSAM, has been engaged by the Fund to act as the Fund's securities lending agent. Prior to April 1, 2003, CSFB had agreed to charge the Fund fees for its securities lending activities equal to its costs in providing services as securities lending agent and had voluntarily waived such fees through March 31, 2003. Effective April 1, 2003, the Fund and CSFB entered into an arrangement to share the income earned from securities lending activities, whereby, generally, the Fund will receive 75% and CSFB will receive 25% of the income, in accordance with the provisions of the securities lending agency agreement. If CSFB should enter into a securities lending agency agreement with another comparable investment company client under which it will receive a smaller proportion of the fees, its fee agreement with the Fund shall be reduced to such lower fee amount.

   I) OTHER -- Lower-rated debt securities (commonly known as "junk bonds") possess speculative characteristics and are subject to greater market fluctuations and risk of lost income and principal than higher-rated debt securities for a variety of reasons. Also, during an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress which would adversely affect their ability to service their principal and interest payment obligations, to meet projected business goals and to obtain additional financing.

   In addition, periods of economic uncertainty and changes can be expected to result in increased volatility of market prices of lower-rated debt securities and (to the extent the Fund invests in junk bonds) the Fund's net asset value.

NOTE 2. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

   CSAM serves as investment adviser for the Fund. For its investment advisory services, CSAM is entitled to receive a fee from the Fund at an annual rate as follows: 0.70% of average daily net assets less than or equal to $100 million and 0.50% of average daily net assets greater than $100 million.

   For the year ended October 31, 2003, investment advisory fees earned and voluntarily waived were $972,467 and $217,783, respectively.

   Credit Suisse Asset Management Securities, Inc. ("CSAMSI"), an affiliate of CSAM, and SSB serve as co-administrators to the Fund.

   For its co-administrative services, CSAMSI currently receives a fee calculated at an annual rate of 0.10% of the Fund's average daily net assets. For the year ended October 31, 2003, co-administrative services fees earned by CSAMSI were $160,979.

   For its co-administrative services, SSB receives a fee, exclusive of out-of-pocket expenses, based upon the following fee schedule calculated in total for all the Credit Suisse funds/portfolios co-administered by SSB and allocated based upon relative average net assets of each fund/portfolio, subject to an annual minimum fee.

         AVERAGE DAILY NET ASSETS                       ANNUAL RATE
         ------------------------                       -----------
         First $5 billion                    0.050% of average daily net assets
         Next $5 billion                     0.035% of average daily net assets
         Over $10 billion                    0.020% of average daily net assets

   For the year ended October 31, 2003, co-administrative services fees earned by SSB (including out-of-pocket expenses) were $154,268.

   In addition to serving as the Fund's co-administrator, CSAMSI currently serves as distributor of the Fund's shares. Pursuant to distribution plans adopted by the Fund pursuant to Rule 12b-1 under the 1940 Act, CSAMSI receives fees for its distribution services. These fees are calculated at an annual rate of 0.25% of the average daily net assets of the Common Class shares, 0.50% of the average daily net assets of the Class A shares and 1.00% of the average daily net assets of the Class B and C shares. CSAMSI is currently paid at the annual rate of 0.25% of the average net assets of the Class A shares. Prior to May 1, 2003, the Fund made payments under a prior distribution plan to reimburse CSAMSI for its payments to broker-dealers of initial concessions on ongoing maintenance fees on sales of its shares. Such fees were paid at the annual rate of 0.25% of the average daily net assets of the Fund. Effective November 1, 2003, CSAMSI no longer receives 12b-1 fees on Common Class shares. For the year ended October 31, 2003, distribution fees earned by CSAMSI were as follows:

                                                      DISTRIBUTION FEE
                                                      ----------------
           Common Class                                 $      3,230
           Class A                                           193,962
           Class B                                           265,559
           Class C                                           555,477
                                                        ------------
                                                        $  1,018,228
                                                        ============

   Certain brokers, dealers and financial representatives provide transfer agent related services to the Fund, and receive compensation for these services from CSAM. CSAM is then reimbursed by the Fund. For the year ended October 31, 2003, the Fund reimbursed CSAM $796, which is included in the Fund's transfer agent expense.

   For the year ended October 31, 2003, CSAMSI and its affiliates advised the Fund that they retained $458,380 from commissions earned on the sale of the Fund's Class A shares.

   For the year ended October 31, 2003, CSFB received $10,116 from securities lending transactions.

   Merrill Corporation ("Merrill"), an affiliate of CSAM, has been engaged by the Fund to provide certain financial printing and fulfillment services. For the year ended October 31, 2003, Merrill was paid $28,929 for its services to the Fund.

NOTE 3. LINE OF CREDIT

   The Fund, together with other funds/portfolios advised by CSAM (collectively, the "Participating Funds"), participate in a $100 million committed, unsecured line of credit facility ("Credit Facility") for temporary or emergency purposes with Deutsche Bank, A.G. as administrative agent and syndication agent and SSB as operations agent. Under the terms of the Credit Facility, the Participating Funds pay an aggregate commitment fee at a rate of 0.10% per annum on the average unused amount of the Credit Facility, which is allocated among the Participating Funds in such manner as is determined by the governing Boards of the Participating Funds. In addition, the Participating Funds pay interest on borrowings at the Federal Funds rate plus 0.50%. At October 31, 2003 and during the year ended October 31, 2003, the Fund had no borrowings under the Credit Facility.

NOTE 4. PURCHASES AND SALES OF SECURITIES

   For the year ended October 31, 2003, purchases and sales of investment securities (excluding short-term investments) were $280,271,927 and $30,496,446, respectively.

   In connection with a review of the Fund, CSAM became aware of certain portfolio transactions undertaken on behalf of the Fund with respect to which the Fund paid commissions. Upon further analysis, CSAM believes that such transactions could have been effected in a more efficient manner for the Fund and, as a result, CSAM determined to pay the amount of the commissions, with interest, to the Fund. The payment amount did not have a material effect on the Fund's net asset value per share as of October 31, 2003.

NOTE 5. CAPITAL SHARE TRANSACTIONS

   The Fund is authorized to issue an unlimited number of full and fractional shares of beneficial interest, $.001 par value per share, of which an unlimited number of shares are classified as Common Class shares, Class A shares, Class B shares and Class C shares. Transactions in capital shares for each class were as follows:

                                                             COMMON CLASS
                                      ------------------------------------------------------------
                                           FOR THE YEAR ENDED             FOR THE YEAR ENDED
                                            OCTOBER 31, 2003               OCTOBER 31, 2002
                                      ------------------------------------------------------------
                                         SHARES           VALUE          SHARES          VALUE
                                      ------------    -------------   ------------    ------------
Shares sold                                 10,799    $      80,633        264,811    $  2,114,199
Shares issued in reinvestment
  of dividends                              13,496          105,586         13,137         101,994
Shares redeemed                            (84,045)        (679,246)      (169,074)     (1,328,719)
                                      ------------    -------------   ------------    ------------
Net increase (decrease)                    (59,750)   $    (493,027)       108,874    $    887,474
                                      ============    =============   ============    ============

                                                                 CLASS A
                                      ------------------------------------------------------------
                                           FOR THE YEAR ENDED             FOR THE YEAR ENDED
                                            OCTOBER 31, 2003               OCTOBER 31, 2002
                                      ------------------------------------------------------------
                                         SHARES           VALUE          SHARES          VALUE
                                      ------------    -------------   ------------    ------------
Shares sold                             18,707,365    $ 146,956,559        956,207    $  7,119,416
Shares issued in reinvestment
  of dividends                             409,410        3,292,884         44,463         349,237
Shares redeemed                         (4,245,791)     (34,085,441)      (820,293)     (6,301,159)
                                      ------------    -------------   ------------    ------------
Net increase                            14,870,984    $ 116,164,002        180,377    $  1,167,494
                                      ============    =============   ============    ============

                                                                 CLASS B
                                      ------------------------------------------------------------
                                           FOR THE YEAR ENDED              FOR THE YEAR ENDED
                                            OCTOBER 31, 2003                OCTOBER 31, 2002
                                      ------------------------------------------------------------
                                         SHARES           VALUE          SHARES          VALUE
                                      ------------    -------------   ------------    ------------
Shares sold                              4,955,118    $  38,361,835        469,274    $  3,637,725
Shares issued in reinvestment
  of dividends                              43,452          345,958         10,337          80,323
Shares redeemed                           (253,099)      (2,033,837)      (291,283)     (2,219,548)
                                      ------------    -------------   ------------    ------------
Net increase                             4,745,471    $  36,673,956        188,328    $  1,498,500
                                      ============    =============   ============    ============

                                                                CLASS C
                                      ------------------------------------------------------------
                                           FOR THE YEAR ENDED              FOR THE YEAR ENDED
                                            OCTOBER 31, 2003                OCTOBER 31, 2002
                                      ------------------------------------------------------------
                                         SHARES           VALUE          SHARES          VALUE
                                      ------------    -------------   ------------    ------------
Shares sold                             11,719,331    $  91,483,205        846,338    $  6,180,539
Shares issued in reinvestment
  of dividends                             112,835          899,053          5,739          44,296
Shares redeemed                         (1,358,568)     (10,879,343)       (20,900)       (153,158)
                                      ------------    -------------   ------------    ------------
Net increase                            10,473,598    $  81,502,915        831,177    $  6,071,677
                                      ============    =============   ============    ============

                                                                                 CLASS D
                                                                      ----------------------------
                                                                           FOR THE PERIOD ENDED
                                                                           OCTOBER 31, 2002(1)
                                                                      ----------------------------
                                                                         SHARES          VALUE
                                                                      ------------    ------------
Shares sold                                                                 39,302    $    314,380
Shares issued in reinvestment
  of dividends                                                               6,488          52,384
Shares redeemed                                                           (231,851)     (1,868,512)
                                                                      ------------    ------------
Net decrease                                                              (186,061)   $ (1,501,748)
                                                                      ============    ============

(1) Class D ceased operations effective March 18, 2002.

   On October 31, 2003, the number of shareholders that held 5% or more of the outstanding shares of each class of the Fund were as follows:

                                NUMBER OF        APPROXIMATE PERCENTAGE
                               SHAREHOLDERS      OF OUTSTANDING SHARES
                               ------------      ----------------------
        Common Class                5                      65%
        Class A                     3                      54%
        Class B                     1                      62%
        Class C                     1                      58%

   Some of the shareholders are omnibus accounts, which hold shares on behalf of individual shareholders.

NOTE 6. FEDERAL INCOME TAXES

   Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments of losses deferred due to wash sales, paydowns and defaulted bonds.

   The tax characteristics of dividends and distributions paid during the years ended October 31, 2003 and 2002 by the Fund were as follows:

                    ORDINARY INCOME                 LONG-TERM CAPITAL GAIN
              -----------------------------      -----------------------------
                  2003            2002               2003            2002
              -------------   -------------      -------------   -------------
              $  13,235,141   $   1,301,425         $    --         $    --

   At October 31, 2003, the components of distributable earnings on a tax basis for the Fund were as follows:

       Undistributed ordinary income                     $     319,128
       Accumulated realized loss                            (1,857,354)
       Unrealized appreciation                              14,978,149
                                                         -------------
                                                         $  13,439,923
                                                         =============

   At October 31, 2003, the Fund had capital loss carryforwards available to offset possible future capital gains as follows:

                                 EXPIRES OCTOBER 31,
               ------------------------------------------------------
                    2009                                   2010
               --------------                         ---------------
                $  (477,310)                           $  (1,380,044)

   At October 31, 2003, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized appreciation (depreciation) from investments were $284,367,003, $17,861,979, $(2,883,830) and $14,978,149, respectively.

   At October 31, 2003, the Fund reclassified $28,304 to accumulated undistributed net investment loss from accumulated net realized loss from investments, to adjust for current period permanent book/tax differences which arose principally from differing book/tax treatments of defaulted bonds and paydowns. Net assets were not affected by these reclassifications.

NOTE 7. CONTINGENCIES

   In the normal course of business, the Fund may provide general indemnifications pursuant to certain contracts and organizational documents. The Fund's maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

REPORT OF INDEPENDENT AUDITORS

To the Board of Trustees and Shareholders of Credit Suisse High Income Fund:

   In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Credit Suisse High Income Fund (the "Fund") at October 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of three years in the period ended October 31, 2003 presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2003 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion. The financial highlights of the Fund for each of the periods presented in the period ended October 31, 2000 were audited by other independent auditors, whose report dated December 20, 2000 expressed an unqualified opinion on those statements.

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania
December 23, 2003

INFORMATION CONCERNING TRUSTEES AND OFFICERS (UNAUDITED)

                                          TERM                                          NUMBER OF
                                          OF OFFICE(1)                                  PORTFOLIOS IN
                                          AND                                           FUND
                            POSITION(S)   LENGTH        PRINCIPAL                       COMPLEX         OTHER
NAME, ADDRESS AND           HELD WITH     OF TIME       OCCUPATION(S) DURING            OVERSEEN BY     DIRECTORSHIPS
DATE OF BIRTH               FUND          SERVED        PAST FIVE YEARS                 TRUSTEES        HELD BY TRUSTEES
--------------------------  ------------  ------------  ------------------------------  --------------  --------------------------
INDEPENDENT TRUSTEES

Richard H. Francis          Trustee,      Since 2001    Currently retired               44              None
c/o Credit Suisse Asset     Nominating
Management, LLC             and
466 Lexington Avenue        Audit
New York, New York          Committee
10017-3140                  Member

Date of Birth: 04/23/32

Jeffrey E. Garten           Trustee,      Since 2001    Dean of Yale School of          43              Director of Aetna, Inc.
Box 208200                  Nominating                  Management and William S.                       (insurance company);
New Haven, Connecticut      and                         Beinecke Professor in the                       Director of Calpine
06520-8200                  Audit                       Practice of International                       Corporation (energy
                            Committee                   Trade and Finance (11/95 --                     provider); Director of
Date of Birth: 10/29/46     Member                      present)                                        CarMax Group (used car
                                                                                                        dealers)

Peter F. Krogh              Trustee,      Since 2001    Dean Emeritus and               43              Director of Carlisle
301 ICC                     Nominating                  Distinguished Professor of                      Companies Incorporated
Georgetown University       and                         International Affairs at the                    (diversified
Washington, DC 20057        Audit                       Edmund A. Walsh School of                       manufacturing company);
                            Committee                   Foreign Service, Georgetown                     Member of Selection
Date of Birth: 02/11/37     Member                      University (6/95 -- present);                   Committee for Truman
                                                        Moderator of PBS foreign                        Scholars and Henry Luce
                                                        affairs television series                       Scholars; Senior
                                                        (1988 -- 2000)                                  Associate of Center for
                                                                                                        Strategic and
                                                                                                        International Studies;
                                                                                                        Trustee of numerous
                                                                                                        world affairs
                                                                                                        organizations

----------
(1) Each Trustee and Officer serves until his or her respective successor has been duly elected and qualified.

                                          TERM                                          NUMBER OF
                                          OF OFFICE(1)                                  PORTFOLIOS IN
                                          AND                                           FUND
                            POSITION(S)   LENGTH        PRINCIPAL                       COMPLEX         OTHER
NAME, ADDRESS AND           HELD WITH     OF TIME       OCCUPATION(S) DURING            OVERSEEN BY     DIRECTORSHIPS
DATE OF BIRTH               FUND          SERVED        PAST FIVE YEARS                 TRUSTEES        HELD BY TRUSTEES
--------------------------  ------------  ------------  ------------------------------  --------------  --------------------------
INDEPENDENT TRUSTEES

James S. Pasman, Jr.        Trustee,      Since 1999    Currently retired               45              Director of Education
c/o Credit Suisse Asset     Nominating                                                                  Management Corp.
Management, LLC             and
466 Lexington Avenue        Audit
New York, New York          Committee
10017-3140                  Member

Date of Birth: 12/20/30

Steven N. Rappaport         Trustee,      Since 1999    Partner of Lehigh Court, LLC    45              None
Lehigh Court, LLC           Nominating                  and RZ Capital (private
40 East 52nd Street         Committee                   investment firms) (7/02 --
New York, New York          Member                      present); Consultant to
10022                       and                         SunGard Securities Finance,
                            Audit                       Inc. from February 2002 to
Date of Birth: 07/10/48     Committee                   July 2002; President of
                            Chairman                    SunGard Securities Finance,
                                                        Inc. from 2001 to February
                                                        2002; President of Loanet,
                                                        Inc. (on-line accounting
                                                        service) from 1997 to 2001

INTERESTED TRUSTEES

Joseph D. Gallagher(2)      Trustee,      Since 2003    Managing Director and Chief     46              None
Credit Suisse Asset         Chairman of                 Executive Officer of CSAM
Management, LLC             the Board                   since 2003; Global Chief
466 Lexington Avenue        and Chief                   Financial Officer, Credit
New York, New York          Executive                   Suisse Asset Management since
10017-3140                  Officer                     1999; Chief Executive Officer
                                                        and Director of Credit Suisse
Date of Birth: 12/14/62                                 Asset Management Limited,
                                                        London, England, from June
                                                        2000 to 2003; Director of
                                                        Credit Suisse Asset Management
                                                        Funds (UK) Limited, London,
                                                        England, from June 2000 to
                                                        2003; Managing Director, Head
                                                        -- Asian Corporate Finance and
                                                        M&A, Credit Suisse First
                                                        Boston, Hong Kong, China, from
                                                        January 1998 to May 1999

                                          TERM                                          NUMBER OF
                                          OF OFFICE(1)                                  PORTFOLIOS IN
                                          AND                                           FUND
                            POSITION(S)   LENGTH        PRINCIPAL                       COMPLEX         OTHER
NAME, ADDRESS AND           HELD WITH     OF TIME       OCCUPATION(S) DURING            OVERSEEN BY     DIRECTORSHIPS
DATE OF BIRTH               FUND          SERVED        PAST FIVE YEARS                 TRUSTEES        HELD BY TRUSTEES
--------------------------  ------------  ------------  ------------------------------  --------------  --------------------------
INTERESTED TRUSTEES

William W. Priest,Jr.(3)    Trustee       Since 1999    Co-Managing Partner, Steinberg  50              Director of Globe
Steinberg Priest & Sloane                               Priest & Sloane Capital                         Wireless, LLC (maritime
Capital Management, LLC                                 Management, LLC since                           communication company);
12 East 49th Street                                     March 2001; Chairman and                        Director of InfraRed X
12th Floor                                              Managing Director of CSAM from                  (medical device company)
New York, New York                                      2000 to February 2001, Chief
10017                                                   Executive Officer and Managing
                                                        Director of CSAM from 1990 to
Date of Birth: 09/24/41                                 2000

----------
(2) Mr.Gallagher is a Trustee who is an "interested person" of the Fund as defined in the 1940 Act, because he is an officer of CSAM.
(3) Mr.Priest is a Trustee who is an "interested person" of the Fund as defined in the 1940 Act, because he provided consulting services to CSAM within the last two years (ended 12/31/02).

                                           TERM
                                           OF OFFICE(1)
                                           AND
                            POSITION(S)    LENGTH
NAME, ADDRESS AND           HELD WITH      OF TIME
DATE OF BIRTH               FUND           SERVED        PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS
--------------------------  ------------   ------------  ----------------------------------------------
OFFICERS

Hal Liebes                  Vice           Since 2001    Managing Director and Global General Counsel of CSAM;
Credit Suisse Asset         President and                Associated with CSAM since 1997; Officer of other
Management, LLC             Secretary                    Credit Suisse Funds
466 Lexington Avenue
New York, New York
10017-3140

Date of Birth: 07/06/64

Michael A. Pignataro        Chief          Since 2001    Director and Director of Fund Administration of CSAM;
Credit Suisse Asset         Financial                    Associated with CSAM since 1984; Officer of other
Management, LLC             Officer and                  Credit Suisse Funds
466 Lexington Avenue        Treasurer
New York, New York
10017-3140

Date of Birth: 11/15/59

Gregory N. Bressler         Assistant      Since 2001    Director and Deputy General Counsel of CSAM; Associated
Credit Suisse Asset         Secretary                    with CSAM since January 2000; Associated with the law
Management, LLC                                          firm of Swidler Berlin Shereff Friedman LLP from 1996
466 Lexington Avenue                                     to 2000; Officer of other Credit Suisse Funds
New York, New York
10017-3140

Date of Birth: 11/17/66

                                           TERM
                                           OF OFFICE(1)
                                           AND
                            POSITION(S)    LENGTH
NAME, ADDRESS AND           HELD WITH      OF TIME
DATE OF BIRTH               FUND           SERVED        PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS
--------------------------  ------------   ------------  ----------------------------------------------
OFFICERS

Rocco A. Del Guercio        Assistant      Since 1999    Vice President of CSAM; Associated with CSAM since June
Credit Suisse Asset         Treasurer                    1996; Officer of other Credit Suisse Funds
Management, LLC
466 Lexington Avenue
New York, New York
10017-3140

Date of Birth: 04/28/63

Joseph Parascondola         Assistant      Since 2000    Assistant Vice President of CSAM; Associated with CSAM
Credit Suisse Asset         Treasurer                    since April 2000; Assistant Vice President, Deutsche
Management, LLC                                          Asset Management from January 1999 to April 2000;
466 Lexington Avenue                                     Assistant Vice President, Weiss, Peck & Greer LLC from
New York, New York                                       November 1995 to December 1998; Officer of other Credit
10017-3140                                               Suisse Funds

Date of Birth: 06/05/63

Robert M. Rizza             Assistant      Since 2002    Assistant Vice President of CSAM; Associated with CSAM
Credit Suisse Asset         Treasurer                    since 1998; Officer of other Credit Suisse Funds
Management, LLC
466 Lexington Avenue
New York, New York
10017-3140

Date of Birth: 12/09/65

   The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 800-927-2874.

TAX INFORMATION LETTER (UNAUDITED)
October 31, 2003

IMPORTANT TAX INFORMATION FOR CORPORATE SHAREHOLDERS

   Corporate shareholders should note for the year ended October 31, 2003, the percentage of the Fund's investment income (i.e., net investment income plus short-term capital gains) that qualified for the intercorporate dividends received deduction is 0.25%.

   For the fiscal year ended October 31, 2003 certain dividends paid by each Fund may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. Complete information will be reported in conjunction with your 2003 Form 1099-DIV.

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

                       This page intentionally left blank

                       This page intentionally left blank

P.O. BOX 55030, BOSTON, MA 02205-5030      [CREDIT SUISSE ASSET MANAGEMENT LOGO]
800-927-2874 - www.csam-americas.com

CREDIT SUISSE ASSET MANAGEMENT SECURITIES, INC., DISTRIBUTOR.       CSHIF-2-1003

[CREDIT SUISSE ASSET MANAGEMENT LOGO]


CREDIT SUISSE FUNDS

ANNUAL REPORT

OCTOBER 31, 2003


- CREDIT SUISSE
  U.S. GOVERNMENT MONEY FUND

- CREDIT SUISSE
  MUNICIPAL MONEY FUND


MORE COMPLETE INFORMATION ABOUT THE FUNDS, INCLUDING CHARGES AND EXPENSES, IS PROVIDED IN THE PROSPECTUS, WHICH MUST PRECEDE OR ACCOMPANY THIS DOCUMENT AND WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING. YOU MAY OBTAIN ADDITIONAL COPIES BY CALLING 800-927-2874 OR BY WRITING TO CREDIT SUISSE FUNDS, P.O. BOX 55030, BOSTON, MA 02205-5030.

CREDIT SUISSE ASSET MANAGEMENT SECURITIES, INC., DISTRIBUTOR, IS LOCATED AT 466 LEXINGTON AVE., NEW YORK, NY 10017-3140. CREDIT SUISSE FUNDS ARE ADVISED BY CREDIT SUISSE ASSET MANAGEMENT, LLC.

THE FUNDS' INVESTMENT ADVISER AND CO-ADMINISTRATORS MAY WAIVE SOME FEES AND/OR REIMBURSE SOME EXPENSES, WITHOUT WHICH PERFORMANCE WOULD BE LOWER. WAIVERS AND/OR REIMBURSEMENTS ARE SUBJECT TO CHANGE.

PAST PERFORMANCE CANNOT GUARANTEE FUTURE RESULTS. THE FUNDS' YIELDS WILL FLUCTUATE. ALTHOUGH EACH FUND SEEKS TO MAINTAIN A CONSTANT NET ASSET VALUE OF $1 PER SHARE, THERE CAN BE NO ASSURANCE THAT IT CAN DO SO ON A CONTINUING BASIS AND IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN EACH FUND. AN INVESTMENT IN EACH FUND IS NEITHER INSURED NOR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

THE VIEWS OF THE FUNDS' MANAGEMENT ARE AS OF THE DATE OF THE LETTER AND FUND HOLDINGS DESCRIBED IN THIS DOCUMENT ARE AS OF OCTOBER 31, 2003; THESE VIEWS AND FUND HOLDINGS MAY HAVE CHANGED SUBSEQUENT TO THESE DATES. NOTHING IN THIS DOCUMENT IS A RECOMMENDATION TO PURCHASE OR SELL SECURITIES.

FUND SHARES ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF CREDIT SUISSE ASSET MANAGEMENT, LLC ("CSAM") OR ANY AFFILIATE, ARE NOT FDIC-INSURED AND ARE NOT GUARANTEED BY CSAM OR ANY AFFILIATE.

CREDIT SUISSE U.S. GOVERNMENT MONEY FUND
ANNUAL INVESTMENT ADVISER'S REPORT
October 31, 2003 (Unaudited)

                                                               November 18, 2003

Dear Shareholder:

   For the 12 months ended October 31, 2003, Credit Suisse U.S. Government Money Fund (the "Fund") returned 0.46%.(1) In addition, the Fund's total net assets as of October 31, 2003 were $23.4 million, compared to $47.8 million on October 31, 2002, and its annualized yield for the seven days ended October 31, 2003 was 0.25%.

   The investment environment for money market vehicles like the Fund was difficult throughout most of the Fund's fiscal year. As we see it, the key influence on returns was the widespread perception that interest rates (which were already historically low) were likely to continue to decline. The Federal Reserve (the "Fed") cut its benchmark fed funds rate twice in the period, by a total of three-quarters of a percentage point, to 1.00%, the lowest such level in over 40 years. Market-based yields across the maturity spectrum fell accordingly, and reached their lowest points in decades during June. The Fed additionally helped to fuel the perception that rates would fall further via highly publicized comments regarding its concerns about deflation.

   Falling rates hurt the attractiveness of money market vehicles compared to other investments, and gave investors considerable incentive to look for higher yields elsewhere. We were thus not surprised to see sizable assets flow out of money market funds and into riskier fixed income categories like lower-quality corporate bonds and longer-maturity instruments more broadly.

   Within the environment we have described, we managed the portfolio guided by our conviction that interest rates were unlikely to rise and might even fall further. We thus chose to emphasize relatively longer-term securities (I.E., with maturities of up to one year) when market conditions were such that their yields were advantageously higher than those available from shorter-term paper. The Fund's average weighted maturity, which we consistently kept between 75 and 80 days throughout the year, was 79 days at October 31, 2003, compared to 80 days on October 31, 2002.

Credit Suisse Asset Management, LLC

   IN ADDITION TO HISTORICAL INFORMATION, THIS REPORT CONTAINS FORWARD-LOOKING STATEMENTS, WHICH MAY CONCERN, AMONG OTHER THINGS, DOMESTIC AND FOREIGN MARKET, INDUSTRY AND ECONOMIC TRENDS AND DEVELOPMENTS AND GOVERNMENT REGULATION AND THEIR POTENTIAL IMPACT ON THE FUND'S INVESTMENT PORTFOLIO. THESE STATEMENTS ARE SUBJECT TO RISKS AND UNCERTAINTIES AND ACTUAL TRENDS, DEVELOPMENTS AND REGULATIONS IN THE FUTURE AND THEIR IMPACT ON THE FUND COULD BE MATERIALLY DIFFERENT FROM THOSE PROJECTED, ANTICIPATED OR IMPLIED. THE FUND HAS NO OBLIGATION TO UPDATE OR REVISE FORWARD-LOOKING STATEMENTS.

               AVERAGE ANNUAL RETURNS AS OF SEPTEMBER 30, 2003(1)
             -------------------------------------------------------

               1 YEAR             5 YEARS           SINCE INCEPTION(2)
               ------             -------           ------------------
                0.52%              3.14%                   3.53%

                AVERAGE ANNUAL RETURNS AS OF OCTOBER 31, 2003(1)
             -------------------------------------------------------

               1 YEAR             5 YEARS           SINCE INCEPTION(2)
               ------             -------           ------------------
                0.46%              3.06%                   3.49%

----------
(1)   Returns assume reinvestment of dividends.
(2)   Inception date 2/24/97.

CREDIT SUISSE MUNICIPAL MONEY FUND
ANNUAL INVESTMENT ADVISER'S REPORT
October 31, 2003 (Unaudited)

                                                               November 18, 2003

Dear Shareholder:

   For the 12 months ended October 31, 2003, Credit Suisse Municipal Money Fund (the "Fund") returned 0.31%.(1) The following statistics characterized the Fund as of October 31, 2003: total net assets were $20.8 million, compared to $47.8 million on October 31, 2002; annualized yield for the seven days ended October 31, 2003 was 0.23%; and average weighted maturity was 52 days, down from 60 days on October 31, 2002.

   The investment environment for money market vehicles was difficult throughout most of the Fund's fiscal year. As we see it, the key influence on returns was the widespread perception that interest rates (which were already historically low) were likely to continue to decline. The Federal Reserve (the "Fed") cut its benchmark fed funds rate twice in the period, by a total of three-quarters of a percentage point, to 1.00%, the lowest such level in over 40 years. Market-based yields across the maturity spectrum fell accordingly, and reached their lowest points in decades during June. The Fed additionally helped to fuel the perception that rates would fall further via highly publicized comments regarding its concerns about deflation.

   Falling rates hurt the attractiveness of money market vehicles compared to other investments, and gave investors considerable incentive to look for higher yields elsewhere. We were thus not surprised to see sizable assets flow out of money market funds and into riskier fixed income categories like lower-quality corporate bonds and longer-maturity instruments more broadly.

   Our investment strategy was guided by our conviction that interest rates were unlikely to rise and might even fall further. We thus chose to emphasize relatively longer-term securities (I.E., with maturities of up to one year) when market conditions were such that their yields were advantageously higher than those available from shorter-term paper. We also continued to seek out highest-quality instruments like general obligations, insured paper and bonds whose issuers ranked in the top tiers of creditworthiness.

Credit Suisse Asset Management, LLC

   A PORTION OF INCOME MAY BE SUBJECT TO STATE, LOCAL AND CITY TAXES OR THE FEDERAL ALTERNATIVE MINIMUM TAX.

   IN ADDITION TO HISTORICAL INFORMATION, THIS REPORT CONTAINS FORWARD-LOOKING STATEMENTS, WHICH MAY CONCERN, AMONG OTHER THINGS, DOMESTIC AND FOREIGN MARKET, INDUSTRY AND ECONOMIC TRENDS AND DEVELOPMENTS AND GOVERNMENT REGULATION AND THEIR POTENTIAL IMPACT ON THE FUND'S INVESTMENT PORTFOLIO. THESE STATEMENTS ARE SUBJECT TO RISKS AND UNCERTAINTIES AND ACTUAL TRENDS, DEVELOPMENTS AND REGULATIONS IN THE FUTURE AND THEIR IMPACT ON THE FUND COULD BE MATERIALLY DIFFERENT FROM THOSE PROJECTED, ANTICIPATED OR IMPLIED. THE FUND HAS NO OBLIGATION TO UPDATE OR REVISE FORWARD-LOOKING STATEMENTS.

               AVERAGE ANNUAL RETURNS AS OF SEPTEMBER 30, 2003(1)
             -------------------------------------------------------

               1 YEAR             5 YEARS           SINCE INCEPTION(2)
               ------             -------           ------------------
                0.38%              1.85%                  2.08%

                AVERAGE ANNUAL RETURNS AS OF OCTOBER 31, 2003(1)
             -------------------------------------------------------

               1 YEAR             5 YEARS           SINCE INCEPTION(2)
               ------             -------           ------------------
                0.31%              1.81%                  2.06%

----------
(1)   Returns assume reinvestment of dividends.
(2)   Inception date 2/24/97.

CREDIT SUISSE U.S. GOVERNMENT MONEY FUND
SCHEDULE OF INVESTMENTS
October 31, 2003

    PAR                                                           RATINGS+
   (000)                                                        (S&P/MOODY'S)  MATURITY      RATE%      VALUE
  --------                                                      -------------  --------      -----   ------------
UNITED STATES AGENCY OBLIGATIONS (82.3%)
  $    650  Fannie Mae Discount Notes                             (AAA, Aaa)   11/17/03      1.040   $    649,700
       765  Fannie Mae Discount Notes                             (AAA, Aaa)   11/19/03      1.020        764,610
       500  Fannie Mae Discount Notes                             (AAA, Aaa)   01/09/04      1.260        498,792
     1,000  Fannie Mae Discount Notes                             (AAA, Aaa)   01/21/04      1.075        997,641
       600  Fannie Mae Discount Notes                             (AAA, Aaa)   02/06/04      1.260        597,963
       800  Fannie Mae Discount Notes                             (AAA, Aaa)   02/13/04      1.090        797,481
     1,200  Fannie Mae Discount Notes                             (AAA, Aaa)   04/30/04      1.145      1,193,092
       703  Fannie Mae Discount Notes                             (AAA, Aaa)   04/30/04      1.170        698,864
       800  Fannie Mae Floating Rate Notes##                      (AAA, Aaa)   12/10/03      1.080        800,000
     1,000  Fannie Mae Notes                                      (AAA, Aaa)   15/14/04      5.625      1,023,405
     1,000  Federal Farm Credit Bank Floating Rate Notes##        (AAA, Aaa)   11/03/03      1.000      1,000,000
       500  Federal Home Loan Bank Discount Notes                 (AAA, Aaa)   12/12/03      1.068        499,442
     1,000  Federal Home Loan Bank Discount Notes                 (AAA, Aaa)   02/09/04      1.150        996,806
       600  Federal Home Loan Bank Global Bonds                   (AAA, Aaa)   04/16/04      4.875        609,993
     1,000  Freddie Mac Discount Notes                            (AAA, Aaa)   11/25/03      1.030        999,313
       700  Freddie Mac Discount Notes                            (AAA, Aaa)   12/04/03      1.000        699,358
       800  Freddie Mac Discount Notes                            (AAA, Aaa)   12/05/03      1.070        799,093
       300  Freddie Mac Discount Notes                            (AAA, Aaa)   12/15/03      1.230        299,549
       571  Freddie Mac Discount Notes                            (AAA, Aaa)   12/19/03      1.180        570,102
       300  Freddie Mac Discount Notes                            (AAA, Aaa)   01/07/04      1.090        299,391
     1,000  Freddie Mac Discount Notes                            (AAA, Aaa)   01/08/04      1.080        997,960
       600  Freddie Mac Discount Notes                            (AAA, Aaa)   01/12/04      1.030        598,764
     1,000  Freddie Mac Discount Notes                            (AAA, Aaa)   03/31/04      1.075        995,491
       300  Freddie Mac Discount Notes                            (AAA, Aaa)   07/15/04      1.125        297,591
       300  Freddie Mac Discount Notes                            (AAA, Aaa)   08/12/04      1.380        296,723
       500  Freddie Mac Discount Notes                            (AAA, Aaa)   10/07/04      1.240        494,127
       500  Freddie Mac Global Notes                              (AAA, Aaa)   12/15/03      3.250        501,294
       300  Freddie Mac Global Notes                              (AAA, Aaa)   07/15/04      3.000        304,051
                                                                                                     ------------
TOTAL UNITED STATES AGENCY OBLIGATIONS (Cost $19,280,596)                                              19,280,596
                                                                                                     ------------

REPURCHASE AGREEMENT (22.4%)
     5,258  Goldman Sachs Group, Inc. (Agreement
             dated 10/31/03, to be repurchased at
             $5,258,451, collateralized by $5,460,000
             Federal Home Loan Bank 4.5% due
             6/12/13. Market Value of collateral
             is $5,367,207) (Cost $5,258,000)                    (A-1+, P-1)   11/03/03      1.030      5,258,000
                                                                                                     ------------
TOTAL INVESTMENTS AT VALUE (104.7%) (Cost $24,538,596)                                                 24,538,596
LIABILITIES IN EXCESS OF OTHER ASSETS (-4.7%)                                                          (1,092,335)
                                                                                                     ------------
NET ASSETS (100.0%)                                                                                  $ 23,446,261
                                                                                                     ============

                Average Weighted Maturity -- 79 days (Unaudited)

+ Credit ratings given by The Standard & Poor's Division of The McGraw-Hill Companies, Inc. ("S&P") and Moody's Investors Service, Inc. ("Moody's") are unaudited.

## The interest rate is as of October 31, 2003 and the maturity date is the later of the next interest readjustment date or the date the principal amount can be recovered through demand.

                 See Accompanying Notes to Financial Statements.

    PAR                                                          RATINGS+
   (000)                                                       (S&P/MOODY'S)   MATURITY      RATE%      VALUE
  --------                                                     -------------   --------      -----   ------------
MUNICIPAL BONDS (97.2%)
GEORGIA (6.2%)
  $    800  Georgia Municipal Electric Authority Revenue
             Bonds, Subordinated Series B
             (Landesbank Hessen Thuringen LOC)##                (A1+, VMIG1)   11/05/03      1.000   $    800,000
       500  Gwinnett County, Detention Center
             Expansion Project, General Obligation Bonds         (AAA, Aaa)    01/01/04      2.000        500,865
                                                                                                     ------------
TOTAL GEORGIA (Cost $1,300,865)                                                                         1,300,865
                                                                                                     ------------
ILLINOIS (8.6%)
     1,000  Illinois Health Facilities Authority Revenue
             Bonds, University of Chicago Hospitals
             (MBIA GO of Corp.)##                                (A1, VMIG1)   11/03/03      1.120      1,000,000
       800  Schaumburg Multifamily Housing Revenue
             Bonds, Tree House II Apartments Project
             (Fannie Mae LOC)##                                 (A1+, VMIG1)   11/05/03      1.000        800,000
                                                                                                     ------------
TOTAL ILLINOIS (Cost $1,800,000)                                                                        1,800,000
                                                                                                     ------------
INDIANA (4.8%)
     1,000  Mount Vernon Industrial Pollution Control
             Revenue Bonds (General Electric LOC)##               (A1+, P1)    11/03/03      1.150      1,000,000
                                                                                                     ------------
TOTAL INDIANA (Cost $1,000,000)                                                                         1,000,000
                                                                                                     ------------
KENTUCKY (5.8%)
     1,200  Louisville & Jefferson County Regulatory
             Airport Authority, Special Facilities
             Revenue Bonds, UPS Worldwide Forwarding,
             Series C##                                         (A1+, VMIG1)   11/03/03      1.150      1,200,000
                                                                                                     ------------
TOTAL KENTUCKY (Cost $1,200,000)                                                                        1,200,000
                                                                                                     ------------
MASSACHUSETTS (11.6%)
       500  Lynnfield Massachusetts,
             General Obligation Anticipation Notes              (SP1+, MIG1)   03/12/04      1.750        501,177
       600  Massachusetts State Port Authority Revenue
             Bonds, Series A (MBIA LOC)                          (AAA, Aaa)    07/01/04      2.000        604,351
     1,300  Massachusetts State Water Resources Authority,
             General Revenue Bonds, Series B
             (AMBAC GO of Authority)##                           (A1, VMIG1)   11/05/03      1.080      1,300,000
                                                                                                     ------------
TOTAL MASSACHUSETTS (Cost $2,405,528)                                                                   2,405,528
                                                                                                     ------------
NEW HAMPSHIRE (7.7%)
     1,000  New Hampshire Business Finance Authority,
             Resource Recovery Revenue Bonds,
             Wheelabrator Corcord Co., Series B
             (Wachovia Bank LOC)##                               (A1, VMIG1)   11/05/03      1.150      1,000,000
       600  Rockingham County, Tax Anticipation Notes,
             General Obligation Notes                           (SP1+, MIG1)   12/31/03      1.400        600,508
                                                                                                     ------------
TOTAL NEW HAMPSHIRE (Cost $1,600,508)                                                                   1,600,508
                                                                                                     ------------

                 See Accompanying Notes to Financial Statements.

    PAR                                                            RATINGS+
   (000)                                                         (S&P/MOODY'S)   MATURITY     RATE%      VALUE
  --------                                                       -------------   --------     -----   ------------
MUNICIPAL BONDS
NEW JERSEY (4.0%)
  $    475  Moorestown Township, General Obligation Bonds           (NR, Aa3)    05/01/04     2.000   $    476,988
       100  New Jersey Educational Facilities Authority
             Revenue Bonds, Princeton University,
             Series B##                                           (A1+, VMIG1)   11/03/03     1.150        100,000
       255  Springfield Township Schools, General Obligation
             Bonds (FSA Insurance LOC)                             (AAA, Aaa)    06/15/04     3.000        258,137
                                                                                                      ------------
TOTAL NEW JERSEY (Cost $835,125)                                                                           835,125
                                                                                                      ------------
NEW YORK (16.8%)
     1,000  Jay Street Development Corp., NY Certificates
             Facilities Lease Revenue Bonds, Jay Street Project,
             Series A-1 (JP Morgan Chase & Co. LOC)##             (A1+, VMIG1)   11/05/03     1.000      1,000,000
     1,000  Long Island Power Authority, NY Electric System
             Revenue Bonds, Subseries 1B
             (State Street Bank & Trust Co. LOC)##                 (A1+, Aa2)    11/03/03     1.120      1,000,000
       500  New York State, General Obligation Unlimited,
             Environmental Quality, Series G
             (Westdeutsche Landesbank LOC)##                      (A1+, VMIG1)   10/01/04     1.030        500,000
     1,000  New York, NY, General Obligation Unlimited,
             Subseries C-4 (BNP Paribas LOC)##                    (A1+, VMIG1)   11/05/03     0.950      1,000,000
                                                                                                      ------------
TOTAL NEW YORK (Cost $3,500,000)                                                                         3,500,000
                                                                                                      ------------
NORTH CAROLINA (4.8%)
     1,000  Raleigh Durham Airport Authority Revenue
             Bonds (FGIC LOC)##                                   (A1+, VMIG1)   11/05/03     1.050      1,000,000
                                                                                                      ------------
TOTAL NORTH CAROLINA (Cost $1,000,000)                                                                   1,000,000
                                                                                                      ------------
OHIO (7.7%)
       400  Cuyahoga County Hospital Revenue Bonds,
             University Hospital of Cleveland
             (Chase Manhattan Bank LOC)##                          (A1, VMIG1)   11/03/03     1.130        400,000
     1,200  Paulding County Solid Waste Disposal Revenue
             Bonds (Bayerische Landesbank LOC)##                    (A1+, P1)    11/03/03     1.100      1,200,000
                                                                                                      ------------
TOTAL OHIO (Cost $1,600,000)                                                                             1,600,000
                                                                                                      ------------
SOUTH CAROLINA (6.5%)
       545  South Carolina State, Refunding Highways,
             Series B, General Obligation Bonds                    (AAA, Aaa)    07/01/04     2.000        548,591
       800  South Carolina State School Facilities,
             General Obligation Bonds, Series A                    (AAA, Aaa)    01/01/04     5.000        805,148
                                                                                                      ------------
TOTAL SOUTH CAROLINA (Cost $1,353,739)                                                                   1,353,739
                                                                                                      ------------
TEXAS (7.2%)
       500  Harris County Industrial Development Corp.,
             Pollution Control Revenue Bonds##                     (A1+, Aaa)    11/03/03     1.040        500,000
     1,000  Williamson County, General Obligation Bonds
             (FSA Insurance LOC)                                   (AAA, Aaa)    02/15/04     4.000      1,008,334
                                                                                                      ------------
TOTAL TEXAS (Cost $1,508,334)                                                                            1,508,334
                                                                                                      ------------

                 See Accompanying Notes to Financial Statements.

    PAR                                                          RATINGS+
   (000)                                                       (S&P/MOODY'S)   MATURITY      RATE%      VALUE
  --------                                                     -------------   --------      -----   ------------
MUNICIPAL BONDS
WASHINGTON (4.0%)
  $    339  Bremerton Washington, General Obligation
             Bonds (AMBAC Insurance LOC)                         (AAA, Aaa)    12/01/03      2.500   $    339,234
       500  Snohomish County School District No. 103,
             Refunding Monroe School District,
             General Obligation Bonds
             (FSA School Board Guaranty LOC)                     (AAA, Aaa)    12/01/03      2.000        500,438
                                                                                                     ------------
TOTAL WASHINGTON (Cost $839,672)                                                                          839,672
                                                                                                     ------------
WISCONSIN (1.5%)
       300  New Berlin School District,
             Tax & Revenue Anticipation Promotional Notes,
             General Obligation Notes                           (SP1+, MIG1)   09/03/04      2.000        302,238
                                                                                                     ------------
TOTAL WISCONSIN (Cost $302,238)                                                                           302,238
                                                                                                     ------------
TOTAL MUNICIPAL BONDS (Cost $20,246,009)                                                               20,246,009
                                                                                                     ------------

   NUMBER
     OF
   SHARES
  --------
SHORT-TERM INVESTMENT (0.3%)
    51,028  Federated Investors Tax-Free Obligations Fund
             (Cost $51,028)                                                                                51,028
                                                                                                     ------------
TOTAL INVESTMENTS AT VALUE (97.5%) (Cost $20,297,037)                                                  20,297,037
OTHER ASSETS IN EXCESS OF LIABILITIES (2.5%)                                                              527,871
                                                                                                     ------------
NET ASSETS (100.0%)                                                                                  $ 20,824,908
                                                                                                     ============

                Average Weighted Maturity -- 52 days (Unaudited)

                            INVESTMENT ABBREVIATIONS
                       AMBAC = Ambac Assurance Corporation
                        FGIC = Financial Guaranty Insurance Company
                         FSA = Financial Security Assurance, Inc.
                          GO = General Obligation
                         LOC = Letter of Credit
                        MBIA = MBIA Insurance Corporation

+ Credit ratings given by The Standard & Poor's Division of The McGraw-Hill Companies, Inc. ("S&P") and Moody's Investors Service, Inc. ("Moody's") are unaudited.

## The interest rate is as of October 31, 2003 and the maturity date is the later of the next interest readjustment date or the date the principal amount can be recovered through demand.

                See Accompanying Notes to Financial Statements.

CREDIT SUISSE FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
October 31, 2003

                                                                         U.S. GOVERNMENT      MUNICIPAL
                                                                            MONEY FUND        MONEY FUND
                                                                         ---------------   ---------------
ASSETS
    Investments at value (Cost $19,280,596 and $20,297,037,
      respectively) (Note 1)                                             $    19,280,596   $    20,297,037
    Repurchase agreement at value (Cost $5,258,000 and $0,
      respectively) (Note 1)                                                   5,258,000                --
    Cash                                                                             857            90,193
    Interest receivable                                                           39,844            67,581
    Receivable for fund shares sold                                                   --           411,209
    Prepaid expenses                                                               7,703             7,220
                                                                         ---------------   ---------------
      Total Assets                                                            24,587,000        20,873,240
                                                                         ---------------   ---------------
LIABILITIES
    Advisory fee payable (Note 2)                                                  4,960             2,747
    Administrative services fee payable (Note 2)                                   5,126             5,052
    Distribution fee payable (Note 2)                                              5,201             5,328
    Payable for investments purchased                                            997,641                --
    Payable for fund shares redeemed                                             106,898            16,009
    Trustees' fee payable                                                          1,993             1,993
    Other accrued expenses payable                                                18,920            17,203
                                                                         ---------------   ---------------
      Total Liabilities                                                        1,140,739            48,332
                                                                         ---------------   ---------------
NET ASSETS
    Capital stock, $0.001 par value (Note 3)                                      23,445            20,829
    Paid-in capital (Note 3)                                                  23,419,899        20,807,776
    Undistributed net investment income                                            2,917                --
    Accumulated net realized loss on investments                                      --            (3,697)
                                                                         ---------------   ---------------
      Net Assets                                                         $    23,446,261   $    20,824,908
                                                                         ===============   ===============
    Shares outstanding                                                        23,444,683        20,828,535
                                                                         ---------------   ---------------
    Net asset value, offering price, and redemption price per share      $          1.00   $          1.00
                                                                         ===============   ===============

                 See Accompanying Notes to Financial Statements.

STATEMENTS OF OPERATIONS
For the Year Ended October 31, 2003

                                                                         U.S. GOVERNMENT      MUNICIPAL
                                                                            MONEY FUND        MONEY FUND
                                                                         ---------------   ---------------
INTEREST INCOME (Note 1)                                                 $       429,307   $       419,149
                                                                         ---------------   ---------------
EXPENSES
    Investment advisory fees (Note 2)                                            125,277           140,359
    Administrative services fees (Note 2)                                         51,715            57,762
    Distribution fees (Note 2)                                                    69,528            57,127
    Legal fees                                                                    33,803            49,610
    Transfer agent fees                                                           24,570             7,086
    Audit fees                                                                    21,582            26,325
    Registration fees                                                             19,809            26,409
    Printing fees (Note 2)                                                        10,774             9,612
    Insurance expense                                                              8,355             8,370
    Custodian fees                                                                 6,155             4,602
    Trustees' fees                                                                 6,148             6,148
    Miscellaneous expense                                                          4,245             6,292
                                                                         ---------------   ---------------
      Total expenses                                                             381,961           399,702
    Less: fees waived (Note 2)                                                  (100,088)          (94,063)
                                                                         ---------------   ---------------
      Net expenses                                                               281,873           305,639
                                                                         ---------------   ---------------
       Net investment income                                                     147,434           113,510
                                                                         ---------------   ---------------
NET REALIZED GAIN (LOSS) FROM INVESTMENTS                                          2,917            (3,697)
                                                                         ---------------   ---------------
    Net increase in net assets resulting from operations                 $       150,351   $       109,813
                                                                         ===============   ===============

                 See Accompanying Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS

                                                       U.S. GOVERNMENT MONEY FUND             MUNICIPAL MONEY FUND
                                                   ----------------------------------   ---------------------------------
                                                     FOR THE YEAR      FOR THE YEAR       FOR THE YEAR     FOR THE YEAR
                                                        ENDED             ENDED               ENDED           ENDED
                                                   OCTOBER 31, 2003  OCTOBER 31, 2002   OCTOBER 31, 2003 OCTOBER 31, 2002
                                                   ----------------  ----------------   ---------------- ----------------
FROM OPERATIONS
  Net investment income                              $     147,434    $     725,951      $     113,510    $     563,109
  Net realized gain (loss)
   from investments                                          2,917            4,839             (3,697)           8,202
                                                     -------------    -------------      -------------    -------------
  Net increase in net assets
   resulting from operations                               150,351          730,790            109,813          571,311
                                                     -------------    -------------      -------------    -------------
FROM DIVIDENDS AND DISTRIBUTIONS
  Dividends from
   net investment income                                  (151,366)        (729,565)          (121,221)        (563,180)
  Distributions from net realized gains                         --          (17,942)                --           (1,301)
                                                     -------------    -------------      -------------    -------------
  Net decrease in net assets resulting
   from dividends and distributions                       (151,366)        (747,507)          (121,221)        (564,481)
                                                     -------------    -------------      -------------    -------------
FROM CAPITAL SHARE TRANSACTIONS
   (NOTE 3)
  Proceeds from sale of shares                         102,786,071      292,017,745        121,114,088      343,557,549
  Reinvestment of dividends and
   distributions                                           150,216          655,775            121,069          502,413
  Net asset value of shares redeemed                  (127,332,044)    (326,291,771)      (148,195,864)    (369,714,124)
                                                     -------------    -------------      -------------    -------------
  Net decrease in net assets
   from capital share transactions                     (24,395,757)     (33,618,251)       (26,960,707)     (25,654,162)
                                                     -------------    -------------      -------------    -------------
  Net decrease in net assets                           (24,396,772)     (33,634,968)       (26,972,115)     (25,647,332)
NET ASSETS
  Beginning of year                                     47,843,033       81,478,001         47,797,023       73,444,355
                                                     -------------    -------------      -------------    -------------
  End of year                                        $  23,446,261    $  47,843,033      $  20,824,908    $  47,797,023
                                                     =============    =============      =============    =============
  Undistributed
   Net Investment Income                             $       2,917    $       3,932      $          --    $       7,711
                                                     =============    =============      =============    =============

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE U.S. GOVERNMENT MONEY FUND
FINANCIAL HIGHLIGHTS
(For a Class A Share(1) of the Fund Outstanding Throughout Each Year)

                                                                               FOR THE YEAR ENDED OCTOBER 31,
                                                          ----------------------------------------------------------------------
                                                             2003            2002          2001           2000           1999
                                                          ----------     ----------     ----------     ----------     ----------
PER SHARE DATA
  Net asset value, beginning of year                      $   1.0000     $   1.0000     $   1.0000     $   1.0000     $   1.0000
                                                          ----------     ----------     ----------     ----------     ----------
INVESTMENT OPERATIONS
  Net investment income                                       0.0045         0.0110         0.0410         0.0530         0.0420
  Net gain on investments
   (both realized and unrealized)                             0.0001         0.0002             --             --             --
                                                          ----------     ----------     ----------     ----------     ----------
       Total from investment operations                       0.0046         0.0112         0.0410         0.0530         0.0420
                                                          ----------     ----------     ----------     ----------     ----------
LESS DIVIDENDS AND DISTRIBUTIONS
  Dividends from net investment income                       (0.0046)       (0.0110)       (0.0410)       (0.0530)       (0.0420)
  Distributions from net realized gains                           --        (0.0002)            --             --             --
                                                          ----------     ----------     ----------     ----------     ----------
       Total dividends and distributions                     (0.0046)       (0.0112)       (0.0410)       (0.0530)       (0.0420)
                                                          ----------     ----------     ----------     ----------     ----------
NET ASSET VALUE, END OF YEAR                              $   1.0000     $   1.0000     $   1.0000     $   1.0000     $   1.0000
                                                          ==========     ==========     ==========     ==========     ==========
       Total return(2)                                          0.46%          1.11%          4.19%          5.39%          4.26%

RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of year (000s omitted)                  $   23,446     $   47,843     $   81,478     $   59,926     $   59,877
   Ratio of expenses to average net assets                      0.90%          0.90%          0.90%          0.90%          0.90%
   Ratio of net investment income to average
       net assets                                               0.47%          1.12%          4.10%          5.26%          4.19%
   Decrease reflected in above operating expense
       ratios due to waivers/reimbursements                     0.32%          0.19%          0.08%          0.09%          0.19%

(1) The name of the Class was changed to Class A from Common Class on February 28, 2003.

(2) Total returns are historical and assume changes in share price and reinvestment of all dividends and distributions. Had certain expenses not been reduced during the years shown, total returns would have been lower.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE MUNICIPAL MONEY FUND
FINANCIAL HIGHLIGHTS
(For a Class A Share(1) of the Fund Outstanding Throughout Each Year)

                                                                               FOR THE YEAR ENDED OCTOBER 31,
                                                          ----------------------------------------------------------------------
                                                             2003            2002          2001           2000           1999
                                                          ----------     ----------     ----------     ----------     ----------
PER SHARE DATA
  Net asset value, beginning of year                      $   1.0000     $   1.0000     $   1.0000     $   1.0000     $   1.0000
                                                          ----------     ----------     ----------     ----------     ----------
INVESTMENT OPERATIONS
  Net investment income                                       0.0029         0.0076         0.0240         0.0320         0.0230
  Net gain on investments                                     0.0002             --             --             --             --
                                                          ----------     ----------     ----------     ----------     ----------
      Total from investment operations                        0.0031         0.0076         0.0240         0.0320         0.0230
                                                          ----------     ----------     ----------     ----------     ----------
LESS DIVIDENDS AND DISTRIBUTIONS
  Dividends from net investment income                       (0.0031)       (0.0076)       (0.0240)       (0.0320)       (0.0230)
  Distributions from net realized gains                           --        (0.0000)(2)         --             --             --
                                                          ----------     ----------     ----------     ----------     ----------
      Total dividends and distributions                      (0.0031)       (0.0076)       (0.0240)       (0.0320)       (0.0230)
                                                          ----------     ----------     ----------     ----------     ----------
NET ASSET VALUE, END OF YEAR                              $   1.0000     $   1.0000     $   1.0000     $   1.0000     $   1.0000
                                                          ==========     ==========     ==========     ==========     ==========
      Total return(3)                                           0.31%          0.76%          2.40%          3.23%          2.37%

RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of year (000s omitted)                  $   20,825     $   47,797     $   73,444     $   56,488     $   44,347
    Ratio of expenses to average net assets                     0.87%          0.90%          0.90%          0.90%          0.90%
    Ratio of net investment income to average
      net assets                                                0.32%          0.77%          2.38%          3.17%          2.33%
    Decrease reflected in above operating expense
      ratios due to waivers/reimbursements                      0.27%            --           0.10%          0.09%          0.14%

(1) The name of the Class was changed to Class A from Common Class on February 28, 2003.

(2) This amount represents less than ($0.0001) per share.

(3) Total returns are historical and assume changes in share price and reinvestment of all dividends and distributions. Had certain expenses not been reduced during the years shown, total returns would have been lower.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE FUNDS
NOTES TO FINANCIAL STATEMENTS
October 31, 2003

NOTE 1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

   The Credit Suisse Opportunity Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company consisting of three investment funds. The accompanying financial statements and notes are those of the Credit Suisse U.S. Government Money Fund ("U.S. Government Money") and the Credit Suisse Municipal Money Fund ("Municipal Money") (each, a "Fund" and collectively, the "Funds"). The Trust was organized under the laws of the State of Delaware as a business trust on May 31, 1995.

   The investment objective of U.S. Government Money is maximum current income, consistent with liquidity and safety of principal. The investment objective of Municipal Money is maximum current income exempt from federal income taxes, consistent with liquidity and safety of principal.

   Each Fund is considered to be a separate entity for financial reporting and tax purposes. It is the policy of each Fund to maintain a stable net asset value of $1.00 per share. Each Fund has adopted certain investment, fund valuation, dividend and distribution policies to enable it to do so. There is no assurance, however, that each Fund will be able to maintain a stable net asset value of $1.00 per share.

   A) SECURITY VALUATION -- The net asset value of each Fund is determined at 1:00 p.m. eastern time and at the close of regular trading on the New York Stock Exchange, Inc. on Monday through Friday, except for the days the following holidays are observed: New Year's Day, Martin Luther King Jr.'s Birthday, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans' Day, Thanksgiving Day and Christmas Day. Each Fund's investments are valued under the amortized cost method, which has been determined by the Funds' Board of Trustees to represent the fair value of the Funds' investments. Amortized cost involves valuing a Fund's holding initially at its cost and then assuming a constant amortization to maturity of any discount or premium. The amortized cost method ignores any impact of fluctuating interest rates. The Board of Trustees has established procedures intended to stabilize each Fund's net asset value for purposes of sales and redemptions at $1.00 per share. These procedures include review by the Board of Trustees, at such intervals as it deems appropriate, to determine the extent, if any, to which a Fund's net asset value per share calculated by using available market quotations deviates from $1.00 per share. In the event such deviation exceeds 1/2 of 1%, the Board of Trustees will promptly consider what action, if any, should be initiated.

   B) SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on a trade date basis. Interest income is recorded on the accrual basis. The cost of the investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. The Funds account separately for the assets, liabilities and operations of each Fund. Expenses directly attributed to each Fund are charged to that Fund's operations; expenses which are applicable to all funds are allocated among them on a pro rata basis.

   C) DIVIDENDS AND DISTRIBUTIONS -- Dividends from net investment income are declared daily and paid monthly. Distributions of net realized capital gains, if any, are generally declared and paid annually, although the Funds may declare and pay short-term capital gains, if any, periodically as the Board of Trustees determines. However, to the extent that a net realized capital gain can be reduced by a capital loss carryover, such gain will not be distributed. Income and capital gain distributions are determined in accordance with federal income tax regulations which may differ from accounting principles generally accepted in the United States of America ("GAAP").

   D) FEDERAL INCOME TAXES -- No provision is made for federal income taxes as it is each Fund's intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders, which will be sufficient to relieve it from federal income and excise taxes.

   E) REPURCHASE AGREEMENTS -- Each Fund may enter into repurchase agreements. Under the terms of a typical repurchase agreement, a Fund acquires a security subject to an obligation of the seller to repurchase the security. Securities pledged as collateral for repurchase agreements are held by the broker until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payment of interest and principal; however, in the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

   F) USE OF ESTIMATES -- The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

NOTE 2. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

   Credit Suisse Asset Management, LLC ("CSAM") serves as investment adviser for the Funds. For its investment advisory services, CSAM is entitled to receive a fee from each Fund based on the following fee schedule, computed daily and payable monthly on each Fund's average daily net assets:

           AVERAGE DAILY NET ASSETS                            ANNUAL RATE
           ------------------------                            -----------
           First $1 billion                            0.40% of average daily net assets
           Over $1 billion                             0.35% of average daily net assets

   For the year ended October 31, 2003, investment advisory fees earned and voluntarily waived were as follows:

                                     GROSS                           NET
                                   ADVISORY                        ADVISORY
           FUND                       FEE            WAIVER          FEE
           ----                    ---------       ----------      ---------
           U.S. Government Money   $ 125,277       $ (100,088)      $ 25,189
           Municipal Money           140,359          (94,063)        46,296

   Credit Suisse Asset Management Securities, Inc. ("CSAMSI"), an affiliate of CSAM, and State Street Bank and Trust Company ("SSB") serve as co-administrators to the Funds.

   For its co-administrative services, CSAMSI currently receives a fee calculated at an annual rate of 0.10% of each Fund's average daily net assets. For the year ended October 31, 2003, co-administrative services fees earned by CSAMSI were as follows:

           FUND                                     CO-ADMINISTRATION FEE
           ----                                     ---------------------
           U.S. Government Money                         $  31,320
           Municipal Money                                  35,090

   For its co-administrative services, SSB receives a fee, exclusive of out-of-pocket expenses, based upon the following fee schedule calculated in total for all the Credit Suisse funds/portfolios co-administered by SSB and allocated based upon relative average net assets of each fund/portfolio, subject to an annual minimum fee.

           AVERAGE DAILY NET ASSETS                          ANNUAL RATE
           ------------------------                          -----------
           First $5 billion                         0.050% of average daily net assets
           Next $5 billion                          0.035% of average daily net assets
           Over $10 billion                         0.020% of average daily net assets

   For the year ended October 31, 2003, co-administrative services fees earned by SSB (including out-of-pocket fees) were as follows:

           FUND                                     CO-ADMINISTRATION FEE
           ----                                     ---------------------
           U.S. Government Money                        $  20,395
           Municipal Money                                 22,672

   In addition to serving as each Fund's co-administrator, CSAMSI serves as distributor of each Fund's shares. Pursuant to an amended distribution plan adopted by each Fund pursuant to Rule 12b-1 under the 1940 Act and approved by each Fund's shareholders at a special meeting held on April 11, 2003 and the Distribution Agreement with CSAMSI, each Fund pays CSAMSI distribution and service fees for the sales and servicing of Class A shares. The maximum amount payable by each Fund under its 12b-1 Plan for distributing shares is 0.40% of its average daily net assets. Each Fund pays these fees at the annual rate of 0.25% of its average net assets. Prior to May 1, 2003, each Fund made payments under a prior distribution plan to reimburse CSAMSI for its payments to broker-dealers of initial concessions on ongoing maintenance fees on sales of its shares. Such fees were paid at the annual rate of 0.20% and 0.10% of the average daily net assets of U.S. Government Money and Municipal Money, respectively. For the year ended October 31, 2003, distribution fees paid to CSAMSI were as follows:

           FUND                                       DISTRIBUTION FEE
           ----                                       ----------------
           U.S. Government Money                        $  69,528
           Municipal Money                                 57,127

   Merrill Corporation ("Merrill"), an affiliate of CSAM, has been engaged by the Funds to provide certain financial printing and fulfillment services. For the year ended October 31, 2003, Merrill was paid for its services by the Funds as follows:

           FUND                                           AMOUNT
           ----                                         ----------
           U.S. Government Money                        $  10,920
           Municipal Money                                 10,920

NOTE 3. CAPITAL SHARE TRANSACTIONS

   Each Fund is authorized to issue an unlimited number of Class A shares of beneficial interest at $.001 par value per share. Transactions in capital shares of each Fund were as follows ($1.00 per share):

                                                       U.S. GOVERNMENT MONEY
                                             --------------------------------------
                                                        FOR THE YEAR ENDED
                                             --------------------------------------
                                             OCTOBER 31, 2003      OCTOBER 31, 2002
                                             ----------------      ----------------
Shares sold                                    102,786,071           292,017,745
Shares issued in reinvestment
  of dividends and distributions                   150,216               655,775
Shares redeemed                               (127,332,044)         (326,291,771)
                                              ------------          ------------
Net decrease                                   (24,395,757)          (33,618,251)
                                              ============          ============

                                                          MUNICIPAL MONEY
                                             --------------------------------------
                                                        FOR THE YEAR ENDED
                                             --------------------------------------
                                             OCTOBER 31, 2003      OCTOBER 31, 2002
                                             ----------------      ----------------
Shares sold                                    121,114,088           343,557,549
Shares issued in reinvestment
  of dividends and distributions                   121,069               502,413
Shares redeemed                               (148,195,864)         (369,714,124)
                                              ------------          ------------
Net decrease                                   (26,960,707)          (25,654,162)
                                              ============          ============

   On October 31, 2003, the number of shareholders that held 5% or more of the outstanding shares of the Funds were as follows:

                                    NUMBER OF       APPROXIMATE PERCENTAGE
           FUND                   SHAREHOLDERS       OF OUTSTANDING SHARES
           ----                   ------------      ----------------------
           U.S. Government Money       2                     86%
           Municipal Money             1                     96%

   Some of the shareholders are omnibus accounts, which hold shares on behalf of individual shareholders.

NOTE 4. FEDERAL INCOME TAXES

   Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

NOTE 4. FEDERAL INCOME TAXES

   The tax characteristics of dividends and distributions paid during the years ended October 31, 2003 and 2002, respectively, by the Funds were as follows:

                                             ORDINARY INCOME       TAX EXEMPT INCOME
                                          ---------------------   --------------------
   FUND                                      2003        2002        2003       2002
   ----                                   ---------  ----------   ---------  ---------
   U.S. Government Money                  $ 151,366  $  747,507   $      --  $      --
   Municipal Money                               --      38,760     121,221    525,721

   At October 31, 2003, the components of distributable earnings on a tax basis for the Fund's were as follows:

                                         U.S. GOVERNMENT MONEY   MUNICIPAL MONEY
                                         ---------------------   ---------------
   Undistributed ordinary income               $  2,917            $      --
   Accumulated realized loss                         --               (3,697)

   At October 31, 2003, Municipal Money had capital loss carryforwards available to offset possible future capital gains as follows:

                                                       EXPIRES OCTOBER 31,
                                                              2011
                                                       ------------------
                                                            $ 3,697

   At October 31, 2003, the identified cost for federal income tax purposes was as follows:

                     FUND                            IDENTIFIED COST
                     ----                            ---------------
                     U.S. Government Money           $   19,280,596
                     Municipal Money                     20,297,037

   At October 31, 2003, undistributed net investment income, accumulated net realized gain (loss) from investments have been adjusted for current period permanent book/tax differences which arose principally from differing book/tax treatments that arose from dividend redesignations. Net assets were not affected by these reclassifications:

                                                                ACCUMULATED NET
                                           UNDISTRIBUTED NET    REALIZED GAIN ON
   FUND                                    INVESTMENT INCOME      INVESTMENTS
   ----                                    -----------------    ----------------
   U.S. Government Money                      $    2,917           $ (2,917)

NOTE 5. CONTINGENCIES

   In the normal course of business, each Fund may provide general indemnifications pursuant to certain contracts and organizational documents. The Funds' maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

CREDIT SUISSE FUNDS
REPORT OF INDEPENDENT AUDITORS

To the Board of Trustees and Shareholders of Credit Suisse U.S. Government Money Fund and
Credit Suisse Municipal Money Fund:

   In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Credit Suisse U.S. Government Money Fund and Credit Suisse Municipal Money Fund (two of the funds comprising the Credit Suisse Opportunity Funds) (collectively referred to as the "Funds") at October 31, 2003, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended and the financial highlights for each of the three years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2003 by correspondence with the custodian and broker, provide a reasonable basis for our opinion. The financial highlights of the Funds for each of the periods presented in the period ended October 31, 2000 were audited by other independent auditors, whose report dated December 20, 2000 expressed an unqualified opinion on those statements.

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania
December 23, 2003

CREDIT SUISSE FUNDS
INFORMATION CONCERNING TRUSTEES AND OFFICERS (UNAUDITED)

                                                 TERM                                    NUMBER OF
                                                 OF OFFICE(1)                            PORTFOLIOS IN
                                                 AND                                     FUND
                                    POSITION(S)  LENGTH        PRINCIPAL                 COMPLEX        OTHER
NAME, ADDRESS AND                   HELD WITH    OF TIME       OCCUPATION(S) DURING      OVERSEEN BY    DIRECTORSHIPS
DATE OF BIRTH                       FUNDS        SERVED        PAST FIVE YEARS           TRUSTEE        HELD BY TRUSTEE
-----------------                   -----------  ------------  --------------------      -------------  ---------------
INDEPENDENT TRUSTEES

Richard H. Francis                  Trustee,     Since         Currently retired         44                  None
c/o Credit Suisse Asset             Nominating   2001
Management, LLC                     and Audit
466 Lexington Avenue                Committee
New York, New York                  Member
10017-3140

Date of Birth: 04/23/32

Jeffrey E. Garten                   Trustee,     Since         Dean of Yale School       43             Director of Aetna,
Box 208200                          Nominating   2001          of Management and                        Inc. (insurance
New Haven, Connecticut              and Audit                  William S. Beinecke                      company); Director
06520-8200                          Committee                  Professor in the                         of Calpine
                                    Member                     Practice of                              Corporation (energy
Date of Birth: 10/29/46                                        International Trade                      provider); Director
                                                               and Finance (11/95 -                     of CarMax Group
                                                               present)                                 (used car dealers)

-----------
(1) Each Trustee and Officer serves until his or her respective successor has been duly elected and qualified.

                                                 TERM                                    NUMBER OF
                                                 OF OFFICE(1)                            PORTFOLIOS IN
                                                 AND                                     FUND
                                    POSITION(S)  LENGTH        PRINCIPAL                 COMPLEX        OTHER
NAME, ADDRESS AND                   HELD WITH    OF TIME       OCCUPATION(S) DURING      OVERSEEN BY    DIRECTORSHIPS
DATE OF BIRTH                       FUNDS        SERVED        PAST FIVE YEARS           TRUSTEE        HELD BY TRUSTEE
-----------------                   -----------  ------------  --------------------      -------------  ---------------
INDEPENDENT TRUSTEES

Peter F. Krogh                      Trustee,     Since         Dean Emeritus and         43             Director of
301 ICC                             Nominating   2001          Distinguished Professor                  Carlisle
Georgetown University               and Audit                  of International Affairs                 Companies
Washington, DC 20057                Committee                  at the Edmund A. Walsh                   Incorporated
                                    Member                     School of                                (diversified
Date of Birth: 02/11/37                                        Foreign Service,                         manufacturing
                                                               Georgetown University                    company);
                                                               (6/95 - present);                        Member of
                                                               Moderator of PBS                         Selection
                                                               foreign affairs television               Committee
                                                               series (1988 - 2000)                     for Truman
                                                                                                        Scholars
                                                                                                        and Henry Luce
                                                                                                        Scholars; Senior
                                                                                                        Associate of
                                                                                                        Center for
                                                                                                        Strategic and
                                                                                                        International
                                                                                                        Studies; Trustee
                                                                                                        of numerous
                                                                                                        world affairs
                                                                                                        organizations

James S. Pasman, Jr.                Trustee,     Since         Currently retired         45             Director of
c/o Credit Suisse Asset             Nominating   2001                                                   Education
Management, LLC                     and Audit                                                           Management
466 Lexington Avenue                Committee                                                           Corp.
New York, New York                  Member
10017-3140

Date of Birth: 12/20/30

                                                 TERM                                    NUMBER OF
                                                 OF OFFICE(1)                            PORTFOLIOS IN
                                                 AND                                     FUND
                                    POSITION(S)  LENGTH        PRINCIPAL                 COMPLEX        OTHER
NAME, ADDRESS AND                   HELD WITH    OF TIME       OCCUPATION(S) DURING      OVERSEEN BY    DIRECTORSHIPS
DATE OF BIRTH                       FUNDS        SERVED        PAST FIVE YEARS           TRUSTEE        HELD BY TRUSTEE
-----------------                   -----------  ------------  --------------------      -------------  ---------------
INDEPENDENT TRUSTEES

Steven N. Rappaport                 Trustee,     Since         Partner of Lehigh         45                  None
Lehigh Court, LLC                   Nominating   2001          Court, LLC and
40 East 52nd Street                 Committee                  RZ Capital
New York, New York                  Member and                 (private investment
10022                               Audit                      firms) (7/02 - present);
                                    Committee                  Consultant to
Date of Birth: 07/10/48             Chairman                   SunGard Securities
                                                               Finance, Inc. from
                                                               February 2002 to
                                                               July 2002; President
                                                               of SunGard Securities
                                                               Finance, Inc.
                                                               from 2001 to
                                                               February 2002;
                                                               President of Loanet,
                                                               Inc. (on-line accounting
                                                               service) from 1997
                                                               to 2001

INTERESTED TRUSTEES

Joseph D. Gallagher(2)              Trustee,     Since         Managing Director and     46                  None
Credit Suisse Asset                 Chairman of  2003          Chief Executive Officer
Management, LLC                     the Board                  of CSAM since 2003;
466 Lexington Avenue                and Chief                  Global Chief Financial
New York, New York                  Executive                  Officer, Credit Suisse
10017-3140                          Officer                    Asset Management since
                                                               1999; Chief Executive
Date of Birth: 12/14/62                                        Officer and Director of
                                                               Credit Suisse Asset
                                                               Management Limited,
                                                               London, England, from
                                                               June 2000 to 2003;
                                                               Director of Credit
                                                               Suisse Asset Management
                                                               Funds (UK) Limited,
                                                               London, England, from
                                                               June 2000 to 2003;
                                                               Managing Director,
                                                               Head -- Asian Corporate
                                                               Finance and M&A, Credit
                                                               Suisse First Boston,
                                                               Hong Kong, China, from
                                                               January 1998 to May
                                                               1999

----------
(2) Mr. Gallagher is a Trustee who is an "interested person" of the Fund as defined in the 1940 Act, because he is an officer of CSAM.

                                                 TERM                                    NUMBER OF
                                                 OF OFFICE(1)                            PORTFOLIOS IN
                                                 AND                                     FUND
                                    POSITION(S)  LENGTH        PRINCIPAL                 COMPLEX        OTHER
NAME, ADDRESS AND                   HELD WITH    OF TIME       OCCUPATION(S) DURING      OVERSEEN BY    DIRECTORSHIPS
DATE OF BIRTH                       FUNDS        SERVED        PAST FIVE YEARS           TRUSTEE        HELD BY TRUSTEE
-----------------                   -----------  ------------  --------------------      -------------  ---------------
INTERESTED TRUSTEES

William W. Priest, Jr.(3)           Trustee      Since         Co-Managing Partner,      50             Director of Globe
Steinberg Priest & Sloane                        2001          Steinberg Priest &                       Wireless, LLC
Capital Management, LLC                                        Sloane Capital                           (maritime
12 East 49th Street                                            Management, LLC                          communications
12th Floor                                                     since March 2001;                        company);
New York, New York                                             Chairman and                             Director of
10017                                                          Managing Director                        InfraRed X
                                                               of CSAM                                  (medical device
Date of Birth: 09/24/41                                        from 2000 to                             company)
                                                               February 2001,
                                                               Chief Executive Officer
                                                               and Managing Director
                                                               of CSAM from 1990 to
                                                               2000

----------
(3) Mr. Priest is a Trustee who is an "interested person" of the Fund as defined in the 1940 Act, because he provided consulting services to CSAM within the last two years (ended 12/31/02).

                                                     TERM
                                                     OF OFFICE(1)
                                                     AND
                                    POSITION(S)      LENGTH
NAME, ADDRESS AND                   HELD WITH        OF TIME
DATE OF BIRTH                       FUNDS            SERVED        PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS
-----------------                   -----------      ------------  ----------------------------------------------
OFFICERS

Hal Liebes                          Vice President   Since         Managing Director and Global General Counsel of CSAM;
Credit Suisse Asset                 and Secretary    1999          Associated with CSAM since 1997; Officer of other
Management, LLC                                                    Credit Suisse Funds
466 Lexington Avenue
New York, New York
10017-3140

Date of Birth: 07/06/64

Michael A. Pignataro                Chief Financial  Since         Director and Director of Fund Administration of CSAM;
Credit Suisse Asset                 Officer and      1999          Associated with CSAM since 1984; Officer of other
Management, LLC                     Treasurer                      Credit Suisse Funds
466 Lexington Avenue
New York, New York
10017-3140

Date of Birth: 11/15/59

Gregory N. Bressler                 Assistant        Since         Director and Deputy General Counsel of CSAM;
Credit Suisse Asset                 Secretary        2000          Associated with CSAM since January 2000; Associated
Management, LLC                                                    with the law firm of Swidler Berlin Shereff Friedman LLP
466 Lexington Avenue                                               from 1996 to 2000; Officer of other Credit Suisse Funds
New York, New York
10017-3140

Date of Birth: 11/17/66

Rocco A. Del Guercio                Assistant        Since         Vice President of CSAM; Associated with CSAM since
Credit Suisse Asset                 Treasurer        1999          June 1996; Officer of other Credit Suisse Funds
Management, LLC
466 Lexington Avenue
New York, New York
10017-3140

Date of Birth: 04/28/63

                                                     TERM
                                                     OF OFFICE(1)
                                                     AND
                                    POSITION(S)      LENGTH
NAME, ADDRESS AND                   HELD WITH        OF TIME
DATE OF BIRTH                       FUNDS            SERVED        PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS
-----------------                   -----------      ------------  ----------------------------------------------
OFFICERS

Joseph Parascondola                 Assistant        Since         Assistant Vice President of CSAM; Associated with CSAM
Credit Suisse Asset                 Treasurer        2000          since April 2000; Assistant Vice President, Deutsche
Management, LLC                                                    Asset Management from January 1999 to April 2000;
466 Lexington Avenue                                               Assistant Vice President, Weiss, Peck & Greer LLC from
New York, New York                                                 November 1995 to December 1998; Officer of other
10017-3140                                                         Credit Suisse Funds

Date of Birth: 06/05/63

Robert M. Rizza                     Assistant        Since         Assistant Vice President of CSAM; Associated with CSAM
Credit Suisse Asset                 Treasurer        2002          since 1998; Officer of other Credit Suisse Funds
Management, LLC
466 Lexington Avenue
New York, New York
10017-3140

Date of Birth: 12/09/65

   The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 800-927-2874.

CREDIT SUISSE FUNDS
TAX INFORMATION LETTER (UNAUDITED)
October 31, 2003

U.S. GOVERNMENT MONEY
IMPORTANT TAX INFORMATION FOR SHAREHOLDERS

   In the twelve months ended October 31, 2003, (the end of the fiscal year), 40.41% of the dividends paid by the Fund were US Government securities interest dividends for the purpose of federal income taxes and free from such taxes.

MUNICIPAL MONEY
IMPORTANT TAX INFORMATION FOR SHAREHOLDERS

   In the twelve months ended October 31, 2003, (the end of the fiscal year), 99.86% of the dividends paid by the Fund were exempt-interest dividends for the purpose of federal income taxes and free from such taxes.

   In January 2004, you will be furnished with a schedule of the yearly percentage breakdown by state or U.S. possession of the source of interest earned by the Fund in 2003. It is suggested that you consult your tax advisor concerning the applicability of State and local taxes to dividends paid by the Fund during the year.

                       This page intentionally left blank

P.O. BOX 55030, BOSTON, MA 02205-5030      [CREDIT SUISSE ASSET MANAGEMENT LOGO]
800-927-2874 - www.csam-americas.com

CREDIT SUISSE ASSET MANAGEMENT SECURITIES, INC., DISTRIBUTOR.       CSGMN-2-1003

ITEM 2. CODE OF ETHICS.
The registrant has adopted a code of ethics applicable to its Chief Executive Officer, President, Chief Financial Officer and Chief Accounting Officer, or persons performing similar functions. A copy of the code is filed as Exhibit 11(a)(1) to this Form. There were no amendments to the code during the fiscal year ended October 31, 2003. There were no waivers or implicit waivers from the code granted by the registrant during the fiscal year ended October 31, 2003.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
The registrant's governing board has determined that it has three audit committee financial experts serving on its audit committee: Richard H. Francis, James S. Pasman, Jr., and Steven N. Rappaport. Each audit committee financial expert is "independent" for purposes of this item.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Form N-CSR disclosure requirement is not yet effective with respect to the registrant.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable to the registrant.

ITEM 6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable to the registrant.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable to the registrant.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS
N-CSR disclosure requirement not yet effective with respect to the registrant.

ITEM 10. CONTROLS AND PROCEDURES.

(a) As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.

(b) There were no changes in registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant's second fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS.

(a)(1)  The registrant's code of ethics is an exhibit to this report.

(a)(2) The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

(a)(3)  Not applicable.

(b) The certifications of the registrant as required by Rule 30a-2(b) under the Act are an exhibit to this report.

                                   SIGNATURES

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

          CREDIT SUISSE OPPORTUNITY FUNDS

          /s/ Joseph D. Gallagher
          -----------------------
          Name:  Joseph D. Gallagher
          Title: Chief Executive Officer
          Date:  January 5, 2004


          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

          /s/ Joseph D. Gallagher
          -----------------------
          Name:  Joseph D. Gallagher
          Title: Chief Executive Officer
          Date:  January 5, 2004


          /s/ Michael A. Pignataro
          ------------------------
          Name:  Michael A. Pignataro
          Title: Chief Financial Officer
          Date:  January 5, 2004